UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MASSMUTUAL PREMIER FUNDS
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2025

Date of reporting period:	03/31/2025

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual U.S. Government Money Market Fund
Class R5 | MKSXX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual U.S. Government Money Market Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$26	0.52%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$299.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	21
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Discount Notes	52.2%
U.S. Treasury Bills	38.9%
Repurchase Agreement	8.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGN1

MassMutual Inflation-Protected and Income Fund
Class I | MIPZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU6

MassMutual Inflation-Protected and Income Fund
Class R5 | MIPSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30	0.59%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU1

MassMutual Inflation-Protected and Income Fund
Service Class | MIPYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.69%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU3

MassMutual Inflation-Protected and Income Fund
Administrative Class | MIPLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.79%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU4

MassMutual Inflation-Protected and Income Fund
Class R4 | MIPRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$47	0.94%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGUK

MassMutual Inflation-Protected and Income Fund
Class A | MPSAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU2

MassMutual Inflation-Protected and Income Fund
Class R3 | MIPNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$60	1.19%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGU5

MassMutual Inflation-Protected and Income Fund
Class Y | MMODX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$30	0.59%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$220.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	158
Portfolio Turnover Rate	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	45.8%
Commercial Paper	24.5%
U.S. Treasury Obligations	20.7%
U.S. Government Agency Obligations and Instrumentalities	5.5%
Repurchase Agreement	3.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGUY

MassMutual Core Bond Fund
Class I | MCZZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM6

MassMutual Core Bond Fund
Class R5 | MCBDX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$24	0.49%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM1

MassMutual Core Bond Fund
Service Class | MCBYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.59%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM3

MassMutual Core Bond Fund
Administrative Class | MCBLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$35	0.70%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM4

MassMutual Core Bond Fund
Class R4 | MCZRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$42	0.85%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGMK

MassMutual Core Bond Fund
Class A | MMCBX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM2

MassMutual Core Bond Fund
Class R3 | MCBNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$54	1.09%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGM5

MassMutual Core Bond Fund
Class Y | MMNWX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.49%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$798.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	368
Portfolio Turnover Rate	116%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.2%
U.S. Government Agency Obligations and Instrumentalities	30.5%
Non-U.S. Government Agency Obligations	21.5%
U.S. Treasury Obligations	5.7%
Investment of Cash Collateral from Securities Loaned	1.4%
Commercial Paper	1.1%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGMY

MassMutual Diversified Bond Fund
Class I | MDBZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGL6

MassMutual Diversified Bond Fund
Class R5 | MDBSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$35	0.69%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGL1

MassMutual Diversified Bond Fund
Service Class | MDBYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.79%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGL3

MassMutual Diversified Bond Fund
Administrative Class | MDBLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$45	0.89%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGL4

MassMutual Diversified Bond Fund
Class R4 | MDBFX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	1.04%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGLK

MassMutual Diversified Bond Fund
Class A | MDVAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.09%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGL2

MassMutual Diversified Bond Fund
Class R3 | MDBRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.29%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGLJ

MassMutual Diversified Bond Fund
Class Y | MMOBX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.69%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$74.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	313
Portfolio Turnover Rate	193%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	39.9%
Corporate Debt	26.7%
Non-U.S. Government Agency Obligations	14.3%
U.S. Government Agency Obligations and Instrumentalities	13.3%
Repurchase Agreement	3.5%
Investment of Cash Collateral from Securities Loaned	2.2%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	81.5%
Cayman Islands	5.7%
Canada	1.6%
United Kingdom	1.5%
France	0.8%
Germany	0.8%
Ireland	0.4%
Netherlands	0.4%
Bermuda	0.3%
South Africa	0.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGLY

MassMutual Balanced Fund
Class I | MBBIX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.83%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGCI

MassMutual Balanced Fund
Class R5 | MBLDX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.93%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGC1

MassMutual Balanced Fund
Service Class | MBAYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.03%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGC3

MassMutual Balanced Fund
Administrative Class | MMBLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$56	1.13%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGC4

MassMutual Balanced Fund
Class R4 | MBBRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63	1.28%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGCK

MassMutual Balanced Fund
Class A | MMBDX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.33%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGC2

MassMutual Balanced Fund
Class R3 | MMBRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$75	1.53%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGCJ

MassMutual Balanced Fund
Class Y | MMNVX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.93%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$90.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	60%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
NVIDIA Corp.	3.4%
Visa, Inc. Class A	1.5%
U.S. Treasury Notes, 3.875%, due 03/15/28	1.4%
Federal National Mortgage Association, 2.000%, due 10/01/51	1.3%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.3%
Uniform Mortgage-Backed Security, TBA, 6.000%, due 04/01/55	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
Procter & Gamble Co.	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	62.2%
Corporate Debt	11.2%
U.S. Government Agency Obligations and Instrumentalities	11.1%
U.S. Treasury Obligations	10.0%
Non-U.S. Government Agency Obligations	3.7%
Repurchase Agreement	1.7%
U.S. Treasury Bills	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGCY

MassMutual Disciplined Growth Fund
Class I | MPDIX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJQI

MassMutual Disciplined Growth Fund
Class R5 | MPGSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34	0.69%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJQ1

MassMutual Disciplined Growth Fund
Service Class | DEIGX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.79%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJQ3

MassMutual Disciplined Growth Fund
Administrative Class | MPGLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$43	0.88%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJQ4

MassMutual Disciplined Growth Fund
Class R4 | MPDGX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	1.04%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJQK

MassMutual Disciplined Growth Fund
Class A | MPGAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.09%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJQ2

MassMutual Disciplined Growth Fund
Class R3 | MPDRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$63	1.29%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJQJ

MassMutual Disciplined Growth Fund
Class Y | MMNYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.69%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$176.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	11.8%
Microsoft Corp.	10.4%
NVIDIA Corp.	10.3%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	4.7%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	3.5%
Visa, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.4%
Eli Lilly & Co.	2.8%

Sectors (% of Total Investments)
Information Technology	44.8%
Communication Services	13.6%
Consumer Discretionary	13.2%
Financials	10.9%
Health Care	8.9%
Industrials	4.3%
Consumer Staples	3.1%
Materials	0.1%
Utilities	0.1%
Energy	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJQY

MassMutual Small Cap Opportunities Fund
Class I | MSOOX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.64%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGEI

MassMutual Small Cap Opportunities Fund
Class R5 | MSCDX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.74%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGE1

MassMutual Small Cap Opportunities Fund
Service Class | MSVYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.84%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGE3

MassMutual Small Cap Opportunities Fund
Administrative Class | MSCLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$45	0.94%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGE4

MassMutual Small Cap Opportunities Fund
Class R4 | MOORX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	1.09%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGEK

MassMutual Small Cap Opportunities Fund
Class A | DLBMX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.14%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGE2

MassMutual Small Cap Opportunities Fund
Class R3 | MCCRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.34%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGEJ

MassMutual Small Cap Opportunities Fund
Class Y | MMOGX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.74%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$406.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
AutoNation, Inc.	1.9%
Wintrust Financial Corp.	1.8%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
PennyMac Financial Services, Inc.	1.7%
Itron, Inc.	1.7%
Korn Ferry	1.7%
Esab Corp.	1.7%
Northern Oil & Gas, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	19.0%
Health Care	14.8%
Information Technology	13.8%
Consumer Discretionary	9.5%
Real Estate	7.4%
Materials	5.5%
Energy	3.8%
Utilities	2.4%
Consumer Staples	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGEY

MassMutual Global Fund
Class I | MGFZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.92%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGVI

MassMutual Global Fund
Class R5 | MGFSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$49	1.02%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGV1

MassMutual Global Fund
Service Class | MGFYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.12%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGV3

MassMutual Global Fund
Administrative Class | MGFLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$59	1.22%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGV4

MassMutual Global Fund
Class R4 | MGFRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$66	1.37%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGVK

MassMutual Global Fund
Class A | MGFAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.42%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGV2

MassMutual Global Fund
Class R3 | MGFNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$78	1.62%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$151.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	8.8%
S&P Global, Inc.	4.8%
SAP SE	4.5%
DLF Ltd.	3.9%
Analog Devices, Inc.	3.9%
Visa, Inc. Class A	3.6%
Eli Lilly & Co.	3.4%
NVIDIA Corp.	3.3%
Airbus SE	3.3%

Sectors (% of Total Investments)
Information Technology	28.0%
Communication Services	21.7%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.2%
Real Estate	3.9%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	59.0%
France	7.1%
India	6.3%
Germany	5.3%
Sweden	4.1%
China	3.9%
Japan	3.7%
Netherlands	2.0%
Italy	1.7%
Spain	1.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGV5

MassMutual International Equity Fund
Class I | MIZIX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.09%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT2CI

MassMutual International Equity Fund
Class R5 | MIEDX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$57	1.19%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT2C1

MassMutual International Equity Fund
Service Class | MYIEX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	1.29%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT2C3

MassMutual International Equity Fund
Administrative Class | MIELX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$67	1.39%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT2C4

MassMutual International Equity Fund
Class R4 | MEIRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$74	1.54%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT2CK

MassMutual International Equity Fund
Class A | MMIAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.59%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT2C2

MassMutual International Equity Fund
Class R3 | MEERX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$86	1.79%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT2CJ

MassMutual International Equity Fund
Class Y | MMOEX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$57	1.19%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$57.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Intact Financial Corp.	3.0%
Linde PLC (LIN US)	2.8%
Roche Holding AG	2.5%
Merck KGaA	2.5%
Chocoladefabriken Lindt & Spruengli AG	2.4%
Capgemini SE	2.4%
Symrise AG	2.4%
Canadian National Railway Co.	2.3%
Experian PLC	2.3%
Nestle SA	2.2%

Sectors (% of Total Investments)
Industrials	16.9%
Consumer Staples	16.1%
Health Care	15.5%
Financials	12.9%
Consumer Discretionary	8.9%
Information Technology	8.8%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United States	16.4%
Japan	16.4%
United Kingdom	15.6%
France	8.7%
Germany	7.3%
Canada	5.4%
Switzerland	4.8%
Netherlands	4.4%
Spain	3.4%
Hong Kong	3.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-IT2CY

MassMutual Short-Duration Bond Fund
Class I | MSTZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS6

MassMutual Short-Duration Bond Fund
Class R5 | MSTDX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$28	0.56%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS1

MassMutual Short-Duration Bond Fund
Service Class | MSBYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.66%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS3

MassMutual Short-Duration Bond Fund
Administrative Class | MSTLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$38	0.76%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS4

MassMutual Short-Duration Bond Fund
Class R4 | MPSDX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$46	0.91%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGSK

MassMutual Short-Duration Bond Fund
Class A | MSHAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS2

MassMutual Short-Duration Bond Fund
Class R3 | MSDNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$58	1.16%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS5

MassMutual Short-Duration Bond Fund
Class Y | BXDYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$26	0.51%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS7

MassMutual Short-Duration Bond Fund
Class L | BXDLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$38	0.76%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS9

MassMutual Short-Duration Bond Fund
Class C | BXDCX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$51	1.01%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$148.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.0%
Non-U.S. Government Agency Obligations	34.4%
Commercial Paper	17.8%
Investment of Cash Collateral from Securities Loaned	1.6%
Repurchase Agreement	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGS8

MassMutual High Yield Fund
Class I | MPHZX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF6

MassMutual High Yield Fund
Class R5 | MPHSX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$32	0.64%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF1

MassMutual High Yield Fund
Service Class | DLHYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.74%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF3

MassMutual High Yield Fund
Administrative Class | MPHLX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$42	0.84%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF4

MassMutual High Yield Fund
Class R4 | MPHRX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.99%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGFK

MassMutual High Yield Fund
Class A | MPHAX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.04%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF2

MassMutual High Yield Fund
Class R3 | MPHNX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	1.24%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF5

MassMutual High Yield Fund
Class Y | BXHYX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$30	0.59%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF7

MassMutual High Yield Fund
Class C | BXHCX
Semi-annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$373.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	281
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	78.8%
Investment of Cash Collateral from Securities Loaned	9.2%
Bank Loans	9.0%
Repurchase Agreement	1.6%
Commercial Paper	1.4%
Preferred Stock	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITGF8

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual U.S. Government Money Market Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
Discount Notes — 52.2%
Federal Home Loan Banks
1 day USD SOFR + 0.000% 4.340% FRN 4/01/25, 9/18/25 (a) (b)	$20,000,000	$20,000,000
1 day USD SOFR + 0.005% 4.345% FRN 4/01/25, 6/23/25 (a) (b)	12,000,000	12,000,000
1 day USD SOFR + 0.005% 4.345% FRN 4/01/25, 8/07/25 (a) (b)	20,000,000	20,000,000
1 day USD SOFR + 0.010% 4.350% FRN 4/01/25, 7/16/25 (a) (b)	13,500,000	13,500,000
1 day USD SOFR + 0.015% 4.355% FRN 4/01/25, 10/06/25 (a) (b)	12,500,000	12,500,000
1 day USD SOFR + 0.025% 4.365% FRN 4/01/25, 7/11/25 (a) (b)	13,500,000	13,500,000
1 day USD SOFR + 0.025% 4.365% FRN 4/01/25, 7/18/25 (a) (b)	13,500,000	13,500,000
4.220% 4/09/25, 4/09/25 (a)	22,000,000	21,979,222
4.220% 4/30/25, 4/30/25 (a)	9,200,000	9,168,651
4.335% 4/01/25, 9/09/25 (a)	20,000,000	20,000,000
		156,147,873
Repurchase Agreement — 8.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (c)	1,588,609	1,588,609
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 3/31/25, 4.290%, due 4/01/25 (d)	25,000,000	25,000,000
		26,588,609
U.S. Treasury Bill — 38.9%
U.S. Treasury Bill
4.246% 8/21/25 (e)	6,000,000	5,901,274
4.289% 6/12/25 (e)	10,000,000	9,916,077
4.299% 4/03/25 (e)	12,000,000	11,997,177
4.310% 5/01/25 (e)	28,000,000	27,901,319
4.311% 5/01/25 (e)	10,000,000	9,964,746
4.314% 4/01/25 (e)	15,000,000	15,000,000
4.318% 5/06/25 (e)	14,000,000	13,942,616

	Principal Amount	Value
4.319% 4/01/25 (e)	$15,000,000	$15,000,000
4.325% 4/03/25 (e)	7,000,000	6,998,349
		116,621,558
TOTAL SHORT-TERM INVESTMENTS
(Cost $299,358,040)		299,358,040
TOTAL INVESTMENTS — 100.0%
(Cost $299,358,040) (f)		299,358,040
Other Assets/(Liabilities) — 0.0%		14,310
NET ASSETS — 100.0%		$299,372,350

Abbreviation Legend

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Maturity value of $1,588,730. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,620,467.

(d)
Maturity value of $25,002,979. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 8/15/50, and an aggregate market value, including accrued interest, of $25,500,007.

(e)	The rate shown represents yield-to-maturity.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MassMutual Short-Duration Bond Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 80.5%
Corporate Debt — 45.6%
Aerospace & Defense — 0.5%
Boeing Co.
6.298% 5/01/29	$717,000	$751,912
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC
5.303% 9/06/29	630,000	610,742
5.875% 11/07/29	390,000	385,747
General Motors Financial Co., Inc.
5.800% 1/07/29	366,000	372,807
Hyundai Capital America
6.100% 9/21/28 (a)	356,000	368,978
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	815,000	773,610
		2,511,884
Banks — 8.6%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,585,000	1,581,607
ABQ Finance Ltd.
2.000% 7/06/26 (a)	1,200,000	1,159,335
Barclays PLC
5.200% 5/12/26	440,000	441,407
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30 (b)	445,000	456,249
BPCE SA
5.281% 5/30/29 (a)	430,000	437,523
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a) (b)	596,000	622,969
Danske Bank AS 1 yr. CMT + 0.930%
5.019% VRN 3/04/31 (a) (b)	390,000	390,874
Deutsche Bank AG 1 day USD SOFR + 1.210%
5.373% VRN 1/10/29 (b)	380,000	384,197
Discover Bank 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28 (b)	625,000	638,526
HSBC Holdings PLC
1 day USD SOFR + 1.030% 4.899% VRN 3/03/29 (b)	390,000	390,915
1 day USD SOFR + 3.350% 7.390% VRN 11/03/28 (b)	350,000	371,975
ING Groep NV 1 day USD SOFR + 1.440%
5.335% VRN 3/19/30 (b) (c)	445,000	453,267
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.522%
4.203% VRN 7/23/29 (b)	450,000	444,001

	Principal Amount	Value
Lloyds Banking Group PLC 1 yr. CMT + 0.850%
5.087% VRN 11/26/28 (b)	$238,000	$240,360
Macquarie Group Ltd. 1 day USD SOFR + 1.069%
1.340% VRN 1/12/27 (a) (b)	804,000	783,640
Morgan Stanley 1 day USD SOFR + 1.630%
5.449% VRN 7/20/29 (b)	739,000	755,835
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30 (b)	700,000	693,314
Societe Generale SA 1 yr. CMT + 1.300%
2.797% VRN 1/19/28 (a) (b)	807,000	776,984
Synovus Bank
5.625% 2/15/28	653,000	656,097
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	300,000	303,795
Truist Financial Corp. 1 day USD SOFR + 2.446%
7.161% VRN 10/30/29 (b)	415,000	446,866
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29 (b)	369,000	379,033
		12,808,769
Beverages — 0.3%
JDE Peet’s NV
1.375% 1/15/27 (a)	510,000	479,281
Chemicals — 1.9%
Celanese US Holdings LLC
6.415% STEP 7/15/27	196,000	199,242
6.600% STEP 11/15/28	735,000	758,129
Huntsman International LLC
4.500% 5/01/29	400,000	383,657
MEGlobal Canada ULC
5.000% 5/18/25 (a) (c)	1,050,000	1,050,525
Yara International ASA
4.750% 6/01/28 (a)	389,000	385,719
		2,777,272
Commercial Services — 0.9%
Element Fleet Management Corp.
5.037% 3/25/30 (a)	385,000	385,086
Triton Container International Ltd.
2.050% 4/15/26 (a)	1,040,000	1,009,137
		1,394,223

The accompanying notes are an integral part of the financial statements.
2

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.3%
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	$363,000	$375,991
Diversified Financial Services — 2.7%
Aircastle Ltd./Aircastle Ireland DAC
5.250% 3/15/30 (a)	390,000	388,726
Ally Financial, Inc. 1 day USD SOFR + 3.260%
6.992% VRN 6/13/29 (b)	375,000	391,150
Aviation Capital Group LLC
5.125% 4/10/30 (a)	385,000	382,887
Avolon Holdings Funding Ltd.
5.375% 5/30/30 (a) (c)	151,000	151,205
5.750% 11/15/29 (a)	430,000	438,364
BGC Group, Inc.
6.150% 4/02/30 (a) (d)	300,000	298,717
Macquarie Airfinance Holdings Ltd.
5.200% 3/27/28 (a)	200,000	200,134
6.400% 3/26/29 (a)	438,000	452,727
REC Ltd.
2.250% 9/01/26 (a)	800,000	771,351
Synchrony Financial 1 day USD SOFR + 1.680%
5.450% VRN 3/06/31 (b) (c)	600,000	595,700
		4,070,961
Electric — 2.2%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	500,000	480,441
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	1,630,000	1,576,149
Edison International
5.250% 11/15/28	250,000	246,507
Engie SA
5.250% 4/10/29 (a) (c)	395,000	402,403
Pacific Gas & Electric Co.
5.550% 5/15/29	605,000	613,258
		3,318,758
Entertainment — 0.7%
Warnermedia Holdings, Inc.
4.054% 3/15/29	1,075,000	1,012,385
Food — 1.2%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.500% 1/15/27	805,000	774,121
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	995,000	979,928
		1,754,049

	Principal Amount	Value
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.050% 4/15/28	$385,000	$394,962
Health Care - Services — 0.5%
Centene Corp.
2.450% 7/15/28	425,000	387,807
3.000% 10/15/30	450,000	393,583
		781,390
Home Furnishing — 0.4%
LG Electronics, Inc.
5.625% 4/24/27 (a)	250,000	254,636
5.625% 4/24/29 (a)	288,000	296,550
		551,186
Housewares — 0.3%
Newell Brands, Inc.
6.375% 9/15/27 (c)	369,000	370,366
Insurance — 2.9%
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	375,000	381,119
CNO Global Funding
2.650% 1/06/29 (a)	475,000	439,288
Corebridge Global Funding
4.900% 12/03/29 (a)	405,000	405,059
Enstar Group Ltd.
4.950% 6/01/29	400,000	397,736
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	358,000	361,919
GA Global Funding Trust
5.500% 1/08/29 (a)	740,000	754,902
Lincoln National Corp., (Acquired 4/19/23, Cost $731,429),
3.800% 3/01/28 (c) (e)	825,000	806,026
Mercury General Corp.
4.400% 3/15/27	375,000	368,951
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	379,000	376,468
		4,291,468
Internet — 0.8%
Prosus NV
3.257% 1/19/27 (a)	1,250,000	1,210,226
Investment Companies — 6.1%
Antares Holdings LP
2.750% 1/15/27 (a)	485,000	461,561
3.950% 7/15/26 (a)	880,000	863,329

The accompanying notes are an integral part of the financial statements.
3

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ARES Capital Corp.
2.875% 6/15/28	$475,000	$442,113
5.950% 7/15/29	430,000	436,977
ARES Strategic Income Fund
6.350% 8/15/29 (a)	770,000	781,769
Blackstone Private Credit Fund
2.625% 12/15/26	813,000	778,595
Blackstone Secured Lending Fund
2.750% 9/16/26	525,000	507,045
5.300% 6/30/30	400,000	392,920
Blue Owl Capital Corp.
8.450% 11/15/26	375,000	393,087
Blue Owl Credit Income Corp.
4.700% 2/08/27	783,000	773,312
Blue Owl Technology Finance Corp.
6.750% 4/04/29	881,000	892,977
Golub Capital BDC, Inc.
2.500% 8/24/26	1,115,000	1,074,081
HPS Corporate Lending Fund
6.250% 9/30/29	425,000	430,982
6.750% 1/30/29	522,000	537,710
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	400,000	380,285
		9,146,743
Lodging — 0.5%
Las Vegas Sands Corp.
6.000% 8/15/29	735,000	751,249
Machinery - Construction & Mining — 0.7%
Weir Group PLC
2.200% 5/13/26 (a)	1,036,000	1,006,003
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% 1/15/29	385,000	346,740
News Corp.
3.875% 5/15/29 (a)	575,000	542,089
Paramount Global
7.875% 7/30/30	675,000	741,529
		1,630,358
Mining — 0.1%
Glencore Funding LLC
5.186% 4/01/30 (a) (d)	215,000	216,386
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
5.100% 3/01/30	420,000	419,277

	Principal Amount	Value
Oil & Gas — 2.1%
Helmerich & Payne, Inc.
4.850% 12/01/29 (a) (c)	$760,000	$738,231
Occidental Petroleum Corp.
5.200% 8/01/29	425,000	424,716
Ovintiv, Inc.
8.125% 9/15/30	325,000	368,776
Parkland Corp.
5.875% 7/15/27 (a)	455,000	453,392
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,220,000	1,186,605
		3,171,720
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
5.100% 3/17/30 (a)	133,000	134,066
Pharmaceuticals — 2.1%
AbbVie, Inc.
4.875% 3/15/30	390,000	395,621
Bayer US Finance II LLC
4.375% 12/15/28 (a)	800,000	779,297
Hikma Finance USA LLC
3.250% 7/09/25 (a)	1,150,000	1,144,027
Mylan, Inc.
4.550% 4/15/28	375,000	367,294
Viatris, Inc.
2.300% 6/22/27	416,000	391,682
		3,077,921
Pipelines — 0.5%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	385,000	390,562
Harvest Midstream I LP
7.500% 9/01/28 (a)	391,000	394,911
		785,473
Real Estate Investment Trusts (REITS) — 3.4%
EPR Properties
3.750% 8/15/29	175,000	164,064
4.500% 6/01/27	600,000	592,015
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,125,000	1,058,840
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	450,000	451,413
Piedmont Operating Partnership LP
9.250% 7/20/28	800,000	881,507
Store Capital LLC
2.750% 11/18/30	300,000	262,981
4.500% 3/15/28	925,000	909,839

The accompanying notes are an integral part of the financial statements.
4

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	$395,000	$386,459
Vornado Realty LP
2.150% 6/01/26	403,000	388,698
		5,095,816
Retail — 0.5%
Advance Auto Parts, Inc.
1.750% 10/01/27	475,000	427,705
5.900% 3/09/26	343,000	342,374
		770,079
Semiconductors — 1.0%
Broadcom, Inc.
5.050% 4/15/30	380,000	385,048
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	770,000	782,400
SK Hynix, Inc.
5.500% 1/16/27 (a)	300,000	303,877
		1,471,325
Software — 0.3%
AppLovin Corp.
5.125% 12/01/29	390,000	391,511
Venture Capital — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	966,000	929,035
TOTAL CORPORATE DEBT
(Cost $67,651,551)		67,852,045
Non-U.S. Government Agency Obligations — 34.9%
Automobile Asset-Backed Securities — 2.4%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class C
6.022% 5/17/32 (a)	558,215	566,704
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	339,000	338,422
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	508,976
LAD Auto Receivables Trust, Series 2023-3A, Class C
6.430% 12/15/28 (a)	1,000,000	1,028,796
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	400,000	403,240
Westlake Automobile Receivables Trust, Series 2022-2A, Class D
5.480% 9/15/27 (a)	700,000	704,656
		3,550,794

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 2.2%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (b) (f)	$1,015,000	$614,058
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 6.635% FRN 1/15/36 (a) (b)	2,106,000	1,960,428
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 7.185% FRN 1/15/36 (a) (b)	760,000	702,162
		3,276,648
Credit Card Asset-Backed Securities — 1.0%
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1
6.050% 7/15/27 (a)	1,000,000	1,010,396
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.800% 5/15/30 (a)	500,000	499,998
		1,510,394
Home Equity Asset-Backed Securities — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.260% FRN 10/25/34 (b)	37,688	35,212
Other Asset-Backed Securities — 19.9%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.634% FRN 9/15/41 (a) (b)	23,453	23,267
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.812%
6.105% FRN 10/20/31 (a) (b)	2,352,000	2,355,998
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.620% 9/15/29 (a)	1,000,000	1,000,054
Series 2024-X2, Class B, 5.330% 12/17/29 (a)	700,000	702,838
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500% 5.793% FRN 10/18/31 (a) (b)	500,000	499,482
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD Term SOFR + 1.812% 6.105% FRN 10/20/31 (a) (b)	3,700,000	3,701,976

The accompanying notes are an integral part of the financial statements.
5

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BHG Securitization Trust, Series 2021-B, Class C 2.240% 10/17/34 (a)	$3,736,000	$3,537,620
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B 3.780% 9/26/33 (a)	405,734	397,115
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600% 5.902% FRN 10/15/31 (a) (b)	1,000,000	997,514
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B 5.095% 4/15/39 (a)	707,996	566,451
CF Hippolyta Issuer LLC, Series 2020-1, Class B1 2.280% 7/15/60 (a)	577,448	568,295
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C 3.450% 1/25/34 (a)	842,769	817,971
Equify ABS LLC, Series 2024-1A, Class A 5.430% 4/18/33 (a)	596,719	596,319
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380% 5.702% FRN 5/20/36 (a) (b)	1,000,000	1,000,224
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,699,958	1,457,581
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	640,697	583,339
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,349,854	1,237,387
GreenSky Home Improvement Trust, Series 2024-1, Class A4 5.670% 6/25/59 (a)	539,060	546,464
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	451,449	396,683
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	88,419	78,257
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	213,875	193,535
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	138,701	128,272
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	71,841	65,189
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	586,053	544,975
Hilton Grand Vacations Trust, Series 2019-AA, Class C 2.840% 7/25/33 (a)	377,851	367,940

	Principal Amount	Value
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B 4.458% 11/15/39 (a)	$1,757,143	$1,357,393
Mosaic Solar Loan Trust, Series 2018-2GS, Class A 4.200% 2/22/44 (a)	466,831	429,097
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (a)	72,398	69,602
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662% 5.962% FRN 7/25/30 (a) (b)	1,375,000	1,371,677
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1 1.850% 11/20/50 (a)	990,715	960,543
PVONE 2023-1 LLC, Series 2023-2A, Class A 7.670% 9/17/35 (a)	486,244	486,609
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350% 5.652% FRN 7/15/37 (a) (b)	1,000,000	999,972
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C 3.510% 7/20/37 (a)	88,222	87,621
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680% 5.973% FRN 4/18/33 (a) (b)	750,000	748,511
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270% 5.572% FRN 10/15/35 (a) (b)	750,000	749,980
		29,625,751
Student Loans Asset-Backed Securities — 4.9%
Chase Education Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.482% 4.842% FRN 3/28/68 (b)	271,638	250,803
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 6.085% FRN 11/26/46 (a) (b)	257,799	258,052
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	219,039	194,167
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	80,073
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	69,121
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	33,241

The accompanying notes are an integral part of the financial statements.
6

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	$149,221	$137,826
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	1,210,820	1,169,725
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	680,916
Nelnet Student Loan Trust, Series 2018-5A, Class B, 1 mo. USD Term SOFR + 1.564% 5.885% FRN 2/25/67 (a) (b)	1,000,000	943,583
SLM Student Loan Trust
Series 2005-4, Class B, 90 day USD SOFR Average + 0.442% 4.999% FRN 7/25/55 (b)	357,091	335,692
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.029% FRN 10/25/40 (b)	388,896	367,825
Series 2005-5, Class B, 90 day USD SOFR Average + 0.512% 5.069% FRN 10/25/40 (b)	380,784	349,159
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.129% FRN 1/25/55 (b)	257,332	245,822
Series 2003-4, Class B, 90 day USD SOFR Average + 0.912% 5.295% FRN 6/15/38 (b)	146,104	139,325
Series 2004-1, Class B, 90 day USD SOFR Average + 0.762% 5.319% FRN 7/25/39 (b)	227,360	216,895
SMB Private Education Loan Trust, Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 5.999% FRN 9/15/53 (a) (b)	808,557	819,499
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX 4.110% 6/15/48 (a)	870,000	796,442
Wachovia Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.562% 5.119% FRN 10/25/40 (b)	214,610	186,496
		7,274,662
Whole Loan Collateral Collateralized Mortgage Obligations — 4.5%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7, 6.548% VRN 8/25/34 (b) (f)	3,902	3,875
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	730,020	725,170
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	730,020	724,564

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 6.501% VRN 2/25/34 (b) (f)	$23,465	$22,403
TRK Trust, Series 2021-INV1, Class M1, 2.585% VRN 7/25/56 (a) (b) (f)	1,222,000	957,122
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (b) (f)	2,247,000	1,690,554
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (b) (f)	2,129,000	2,014,623
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (b) (f)	468,508	467,778
		6,606,089
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $55,018,135)		51,879,550
U.S. Government Agency Obligations and Instrumentalities (g) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.144% 6.494% FRN 3/01/37 (b)	37,989	38,786
TOTAL BONDS & NOTES
(Cost $122,708,398)		119,770,381
TOTAL LONG-TERM INVESTMENTS
(Cost $122,708,398)		119,770,381
Short-Term Investments — 20.9%
Commercial Paper — 18.1%
American Electric Power Co., Inc. 4.663% 6/27/25 (a)	2,000,000	1,977,557
Bell Telephone Co. of Canada or Bell Canada 4.631% 4/02/25 (a)	2,000,000	1,999,509
Broadcom, Inc. 4.671% 5/13/25 (a)	2,000,000	1,989,011
Eversource Energy 4.834% 4/24/25 (a)	1,000,000	996,908
4.835% 4/24/25 (a)	2,000,000	1,993,817
Genuine Parts Co. 4.702% 4/23/25 (a)	1,000,000	997,085
Keurig Dr. Pepper, Inc. 4.767% 4/25/25 (a)	4,000,000	3,987,333
Northrop Grumman Corp. 4.708% 6/03/25	3,000,000	2,975,620
Penske Truck Leasing Co. LP 4.625% 4/28/25	3,000,000	2,989,034

The accompanying notes are an integral part of the financial statements.
7

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TELUS Corp. 4.665% 6/13/25 (a)	$4,000,000	$3,962,216
VW Credit, Inc. 4.632% 4/04/25 (a)	3,000,000	2,998,469
		26,866,559

Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (h)	2,395,130	2,395,130

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (i)	$1,817,965	1,817,965
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,083,932)		31,079,654
TOTAL INVESTMENTS — 101.4%
(Cost $153,792,330) (j)		150,850,035
Other Assets/ (Liabilities) — (1.4)%		(2,045,589)
NET ASSETS — 100.0%		$148,804,446

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $101,321,134 or 68.09% of net assets.

(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $2,540,698 or 1.71% of net assets. The Fund received $199,258 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)
Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $806,026 or 0.54% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.

(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(i)
Maturity value of $1,818,104. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,854,353.

(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
8

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)
Country weightings, as a percentage of net assets, is as follows:

United States	56.1%
Cayman Islands	9.1%
United Kingdom	2.9%
Netherlands	1.7%
France	1.5%
Canada	1.5%
India	0.8%
China	0.8%
Germany	0.8%
Qatar	0.8%
Jordan	0.8%
Kuwait	0.7%
Bermuda	0.7%
Australia	0.7%
Republic of Korea	0.6%
Ireland	0.4%
Denmark	0.3%
Brazil	0.3%
Total Long-Term Investments	80.5%
Short-Term Investments and Other Assets and Liabilities	19.5%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	6/30/25	345	$71,127,678	$346,619
Short
U.S. Treasury Note 10 Year	6/18/25	18	$(1,975,199)	$(26,739)
U.S. Treasury Note 5 Year	6/30/25	240	(25,668,236)	(289,264)
				$(316,003)

The accompanying notes are an integral part of the financial statements.
9

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 71.4%
Non-U.S. Government Agency Obligations — 45.4%
Automobile Asset-Backed Securities — 11.6%
American Credit Acceptance Receivables Trust
Series 2024-1, Class C, 5.630% 1/14/30 (a)	$3,000,000	$3,014,980
Series 2024-2, Class C, 6.240% 4/12/30 (a)	2,800,000	2,838,945
BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2 5.542% 10/27/31 (a)	1,126,361	1,134,483
Carvana Auto Receivables Trust, Series 2021-N3, Class B 0.660% 6/12/28	677,604	646,327
Drive Auto Receivables Trust, Series 2021-1, Class D 1.450% 1/16/29	2,243,053	2,231,488
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	1,246,516	1,218,381
Series 2020-3A, Class E, 3.440% 8/17/26 (a)	2,141,828	2,133,569
Series 2022-2A, Class D, 4.560% 7/17/28	1,000,000	993,204
Flagship Credit Auto Trust, Series 2021-2, Class C 1.270% 6/15/27 (a)	2,335,331	2,314,627
Onemain Direct Auto Receivables Trust, Series 2022-1A, Class C 5.310% 6/14/29 (a)	1,100,000	1,098,691
Santander Drive Auto Receivables Trust, Series 2021-2, Class D 1.350% 7/15/27	1,271,502	1,262,846
Tesla Auto Lease Trust, Series 2023-B, Class B 6.570% 8/20/27 (a)	3,000,000	3,037,326
Westlake Automobile Receivables Trust Series 2022-2A, Class D, 5.480% 9/15/27 (a)	3,000,000	3,019,953
Series 2023-4A, Class A2, 6.230% 1/15/27 (a)	582,790	584,914
		25,529,734
Commercial Mortgage-Backed Securities — 3.6%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797% 6.116% FRN 7/15/35 (a) (b)	1,150,000	1,141,833

	Principal Amount	Value
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047% 6.367% FRN 12/15/37 (a) (b)	$250,836	$250,366
COMM Mortgage Trust, Series 2015-LC19, Class D 2.867% 2/10/48 (a)	2,457,000	2,222,907
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 6.684% FRN 7/15/38 (a) (b)	1,125,996	1,125,996
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 8.134% FRN 7/15/38 (a) (b)	1,559,071	1,551,278
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.634% FRN 2/15/39 (a) (b)	900,000	887,621
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335% 6.655% FRN 5/25/38 (a) (b)	896,830	895,710
		8,075,711
Home Equity Asset-Backed Securities — 1.1%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729% 5.050% FRN 4/25/36 (b)	719,956	709,598
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374% 4.695% FRN 3/25/37 (b)	165,679	162,906
Point Securitization Trust, Series 2024-1, Class A1 6.500% 6/25/54 (a)	1,556,276	1,549,716
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 4.605% FRN 1/25/37 (b)	40,936	40,587
		2,462,807
Other Asset-Backed Securities — 17.4%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314% 4.634% FRN 9/15/41 (a) (b)	25,212	25,012
ACHV ABS Trust, Series 2024-1PL, Class A 5.900% 4/25/31 (a)	883,598	890,799

The accompanying notes are an integral part of the financial statements.
10

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	$20,769	$20,639
Series 2024-X2, Class A, 5.220% 12/17/29 (a)	722,520	722,511
Series 2023-X1, Class B, 7.770% 11/15/28 (a)	2,203,329	2,209,370
Series 2023-B, Class D, 8.780% 9/15/28 (a)	2,800,000	2,848,344
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	2,039,929	2,056,755
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	1,149,468	1,156,883
BHG Securitization Trust
Series 2021-A, Class A, 1.420% 11/17/33 (a)	1,039,882	1,016,510
Series 2023-A, Class A, 5.550% 4/17/36 (a)	1,210,778	1,213,863
DataBank Issuer LLC, Series 2021-1A, Class A2 2.060% 2/27/51 (a)	1,500,000	1,457,947
FCI Funding LLC, Series 2024-1A, Class A 5.440% 8/15/36 (a)	940,369	940,685
FNA VI LLC, Series 2021-1A, Class A 1.350% 1/10/32 (a)	1,510,000	1,393,117
GreenSky Home Improvement Trust, Series 2024-1, Class A2 5.880% 6/25/59 (a)	2,065,682	2,084,807
Hilton Grand Vacations Trust, Series 2022-2A, Class C 5.570% 1/25/37 (a)	670,089	673,387
MCA Fund Holding LLC, Series 2020-1, Class A 3.250% 11/15/35 (a)	300,323	294,645
NP SPE IX LP, Series 2019-1A, Class A1 2.574% 9/20/49 (a)	92,703	90,456
Oak Street Investment Grade Net Lease Fund Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	4,056,986	3,899,954
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	2,293,321	2,223,478
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	2,163,696	2,170,694
Series 2024-8, Class A, 5.331% 1/15/32 (a)	2,199,221	2,212,469

	Principal Amount	Value
Series 2024-5, Class A, 6.278% 10/15/31 (a)	$967,006	$974,840
Pagaya AI Debt Trust, Series 2024-4, Class B 6.539% 8/15/31 (a)	4,489,828	4,531,656
PVONE 2023-1 LLC, Series 2023-2A, Class A 7.670% 9/17/35 (a)	570,231	570,660
RAM LLC, Series 2024-1, Class A 6.669% 2/15/39 (a)	2,201,785	2,216,062
Reach ABS Trust, Series 2024-1A, Class A 6.300% 2/18/31 (a)	406,859	408,820
		38,304,363
Student Loans Asset-Backed Securities — 5.3%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	111,495	83,774
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,831	8,611
Series 2019-AGS, Class A2, 1 mo. USD Term SOFR + 1.014% 5.335% FRN 1/25/47 (a) (b)	104,332	100,178
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612% 5.163% FRN 6/28/39 (a) (b)	142,407	127,169
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX 2.340% 10/25/48 (a)	18,711	18,486
Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.840% 5/15/69 (a)	3,258,395	2,943,164
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	645,850	605,643
Navient Student Loan Trust, Series 2016-7A, Class A, 30 day USD SOFR Average + 1.264% 5.604% FRN 3/25/66 (a) (b)	926,563	934,746
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 4.794% FRN 3/23/37 (b)	523,365	507,293
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 4.874% FRN 6/25/41 (b)	112,706	101,566
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.019% FRN 1/25/38 (b)	269,434	232,117

The accompanying notes are an integral part of the financial statements.
11

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.169% FRN 10/25/40 (b)	$545,845	$540,296
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 5.954% FRN 6/25/41 (a) (b)	295,000	288,112
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 4.875% FRN 12/15/39 (b)	147,126	130,947
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 4.925% FRN 3/15/40 (b)	459,483	423,235
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.019% FRN 1/25/70 (b)	100,683	94,744
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.029% FRN 10/25/40 (b)	200,789	189,910
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.039% FRN 1/25/41 (b)	184,492	173,414
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.129% FRN 1/25/55 (b)	154,399	147,493
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.289% FRN 10/25/64 (b)	96,406	91,242
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 5.304% FRN 7/15/36 (a) (b)	397,836	397,393
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	3,206,544	3,202,097
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX 3.600% 2/25/48 (a)	301,097	296,174
		11,637,804
Whole Loan Collateral Collateralized Mortgage Obligations — 6.4%
Angel Oak Mortgage Trust, Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (b) (c)	1,814,586	1,705,014
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3, 1.435% VRN 3/25/60 (a) (b) (c)	365,327	350,854
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064% 5.404% FRN 8/25/49 (a) (b)	583,080	556,805

	Principal Amount	Value
COLT Mortgage Loan Trust, Series 2022-1, Class A1, 2.284% VRN 12/27/66 (a) (b) (c)	$6,608,524	$6,017,623
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, 1.128% VRN 5/25/65 (a) (b) (c)	237,372	224,656
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274% 4.595% FRN 11/25/36 (b)	108,947	108,169
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b) (c)	517,823	426,228
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 5.385% FRN 2/25/60 (a) (b)	207,492	201,887
PSMC Trust, Series 2020-2, Class A2, 3.000% VRN 5/25/50 (a) (b) (c)	634,128	555,760
STAR Trust, Series 2021-1, Class A3, 1.528% VRN 5/25/65 (a) (b) (c)	2,297,522	2,062,486
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (b) (c)	1,000,000	870,149
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b) (c)	473,579	464,937
Verus Securitization Trust, Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b) (c)	738,652	631,179
		14,175,747
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $101,411,862)		100,186,166
U.S. Government Agency Obligations and Instrumentalities (d) — 5.4%
Whole Loans — 5.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 5.190% FRN 11/25/41 (a) (b)	773,906	772,888
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 5.640% FRN 2/25/42 (a) (b)	1,245,315	1,247,250

The accompanying notes are an integral part of the financial statements.
12

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 6.154% FRN 1/25/50 (a) (b)	$155,426	$155,704
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 6.340% FRN 4/25/42 (a) (b)	1,708,571	1,728,378
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 7.290% FRN 6/25/42 (a) (b)	1,749,971	1,787,604
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 6.236% FRN 6/25/43 (a) (b)	873,850	880,074
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 6.240% FRN 4/25/42 (a) (b)	347,916	350,211
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.840% FRN 4/25/43 (a) (b)	1,775,205	1,798,511
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 7.286% FRN 6/25/42 (a) (b)	3,152,726	3,229,529
		11,950,149
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES
(Cost $11,886,423)		11,950,149
U.S. Treasury Obligations — 20.6%
U.S. Treasury Bonds & Notes — 20.6%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	792,942	455,650
0.125% 2/15/52	1,026,828	581,124
0.250% 2/15/50	741,216	452,228
0.625% 2/15/43	207,213	159,299
0.750% 2/15/42	983,899	790,223
0.750% 2/15/45	1,267,816	961,658
0.875% 2/15/47	789,432	597,177
1.000% 2/15/46	670,210	528,450
1.000% 2/15/48	450,783	346,243
1.000% 2/15/49	511,175	388,766

	Principal Amount	Value
1.375% 2/15/44	$681,380	$593,012
1.500% 2/15/53	747,922	622,108
1.750% 1/15/28	1,212,832	1,232,742
2.125% 2/15/40	514,304	519,646
2.125% 2/15/41	667,143	672,731
2.125% 2/15/54	517,435	496,443
2.500% 1/15/29	961,545	1,004,820
3.375% 4/15/32	357,864	399,878
3.875% 4/15/29	482,995	530,724
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	2,459,180	2,461,582
0.125% 1/15/30	2,345,455	2,206,527
0.125% 7/15/31	2,133,000	1,958,443
0.250% 7/15/29	1,489,968	1,427,093
0.500% 1/15/28	1,931,385	1,896,901
0.625% 7/15/32	2,623,488	2,448,859
0.750% 7/15/28 (e)	1,543,629	1,525,426
0.875% 1/15/29	754,698	742,881
1.125% 1/15/33	2,558,952	2,451,327
1.250% 4/15/28	2,117,720	2,118,234
1.375% 7/15/33	2,896,755	2,825,478
1.625% 10/15/29	4,087,949	4,146,101
1.750% 1/15/34	1,756,491	1,753,452
1.875% 7/15/34	809,744	817,270
2.125% 4/15/29	2,104,981	2,167,618
2.375% 10/15/28	3,007,097	3,132,722
		45,412,836
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $47,182,722)		45,412,836
TOTAL BONDS & NOTES
(Cost $160,481,007)		157,549,151
TOTAL LONG-TERM INVESTMENTS
(Cost $160,481,007)		157,549,151
Short-Term Investments — 27.8%
Commercial Paper — 24.4%
American Electric Power Co., Inc.
4.720% 5/28/25 (a)	5,000,000	4,962,950
American Honda Finance Corp.
4.648% 5/12/25	5,000,000	4,973,167
Broadcom, Inc.
4.622% 4/08/25 (a)	3,000,000	2,996,986
eBay, Inc.
4.695% 7/22/25 (a)	5,000,000	4,928,962
Entergy Corp.
4.687% 6/05/25 (a)	4,000,000	3,966,281

The accompanying notes are an integral part of the financial statements.
13

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Equifax, Inc.
4.638% 4/08/25 (a)	$5,000,000	$4,994,964
NiSource, Inc.
4.832% 4/11/25 (a)	4,000,000	3,994,450
Northrop Grumman Corp.
4.704% 5/08/25	5,000,000	4,975,880
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.676% 5/20/25 (a)	5,000,000	4,967,801
Penske Truck Leasing Co. LP
4.687% 4/02/25	4,000,000	3,998,979
TELUS Corp.
4.816% 5/21/25 (a)	5,000,000	4,967,438
WPP CP LLC
4.874% 6/10/25 (a)	4,000,000	3,963,740
		53,691,598
Repurchase Agreement — 3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (f)	7,594,673	7,594,673
TOTAL SHORT-TERM INVESTMENTS
(Cost $61,291,975)		61,286,271
TOTAL INVESTMENTS — 99.2%
(Cost $221,772,982) (g)		218,835,422
Other Assets/(Liabilities) — 0.8%		1,697,492
NET ASSETS — 100.0%		$220,532,914

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $141,874,124 or 64.33% of net assets.

(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.
(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)
Maturity value of $7,595,253. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $7,746,616.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
14

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	6/18/25	3	$327,548	$6,108
U.S. Treasury Ultra 10 Year	6/18/25	9	1,012,881	14,244
U.S. Treasury Ultra Bond	6/18/25	2	247,688	(3,188)
				$17,164
Short
U.S. Treasury Long Bond	6/18/25	6	$(706,043)	$2,355
U.S. Treasury Note 2 Year	6/30/25	194	(39,995,223)	(196,121)
U.S. Treasury Note 5 Year	6/30/25	16	(1,710,700)	(19,800)
				$(213,566)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	1,500,000	$28,734	$ —	$28,734
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	3,000,000	54,584	—	54,584
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	7,000,000	134,587	—	134,587
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	9,100,000	95,975	—	95,975
							$313,880	$—	$313,880

The accompanying notes are an integral part of the financial statements.
15

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 29.1 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	5/29/25	USD	64,532,093	$2,020,326	$ —	$2,020,326
Fed Funds + 20.1 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/31/25	USD	48,205,406	1,472,680	—	1,472,680
Fed Funds + 28.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	4/30/25	USD	33,000,001	994,973	—	994,973
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	8/29/25	USD	14,305,886	91,721	—	91,721
								$4,579,700	$—	$4,579,700

* Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
16

MassMutual Core Bond Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.3%
Corporate Debt — 39.7%
Aerospace & Defense — 0.3%
Boeing Co.
5.930% 5/01/60	$1,470,000	$1,382,766
6.858% 5/01/54	718,000	779,889
		2,162,655
Agriculture — 0.2%
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.950% 4/20/35 (a)	1,287,000	1,322,779
Airlines — 0.1%
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	214,934	212,102
Series 2024-1, Class AA, 5.450% 8/15/38	845,577	852,158
		1,064,260
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
4.125% 8/17/27	800,000	772,835
5.303% 9/06/29	1,535,000	1,488,078
General Motors Co.
5.150% 4/01/38	1,295,000	1,172,236
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a) (b)	2,025,000	2,009,744
		5,442,893
Banks — 7.2%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (c)	2,235,000	1,863,933
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (c)	2,025,000	1,817,532
Bank of Montreal, (Acquired 1/29/25, Cost $1,191,927), 5 yr. CMT + 1.400%
3.088% VRN 1/10/37 (c) (d)	1,425,000	1,203,452
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (c)	1,856,000	1,838,802
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (c) (e)	1,500,000	1,498,842
5 yr. CMT + 5.431% 8.000% VRN (c) (e)	2,648,000	2,729,990
BNP Paribas SA 5 yr. CMT + 3.196%
4.625% VRN (a) (c) (e)	2,275,000	2,182,461

	Principal Amount	Value
BPCE SA 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a) (c)	$1,830,000	$1,559,718
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (c) (e)	2,110,000	2,086,423
10 yr. CMT + 2.757% 7.000% VRN (c) (e)	1,904,000	1,974,001
Cooperatieve Rabobank UA 1 yr. CMT + 1.000%
5.710% VRN 1/21/33 (a) (c)	1,505,000	1,547,555
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (c) (e)	1,976,000	2,000,694
HSBC Holdings PLC
1 day USD SOFR + 1.560% 5.450% VRN 3/03/36 (c)	1,990,000	1,982,669
1 day USD SOFR + 1.520% 5.733% VRN 5/17/32 (c)	1,985,000	2,044,422
5 yr. CMT + 3.298% 6.875% VRN (b) (c) (e)	1,269,000	1,269,614
ING Groep NV 5 yr. USD Swap + 4.446%
6.500% VRN (c) (e)	1,925,000	1,923,751
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (c) (e)	1,142,000	1,168,772
Lloyds Banking Group PLC
5 yr. USD ICE Swap + 4.496% 7.500% VRN (c) (e)	1,775,000	1,781,021
5 yr. CMT + 3.913% 8.000% VRN (b) (c) (e)	2,050,000	2,127,437
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a) (c)	2,900,000	2,536,789
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36 (c)	3,010,000	2,495,559
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37 (c)	2,435,000	2,388,502
NatWest Group PLC
5 yr. CMT + 5.625% 6.000% VRN (c) (e)	1,950,000	1,946,874
5 yr. CMT + 2.937% 7.300% VRN (c) (e)	2,375,000	2,345,178
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (c) (e)	2,777,000	2,676,929
Societe Generale SA 5 yr. USD ICE Swap + 5.873%
8.000% VRN (a) (c) (e)	1,975,000	1,986,293

The accompanying notes are an integral part of the financial statements.
17

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82 (c)	$3,722,000	$3,850,055
UBS Group AG 5 yr. USD SOFR ICE Swap + 3.077%
7.000% VRN (a) (c) (e)	873,000	859,757
Wells Fargo & Co. 5 yr. CMT + 2.767%
6.850% VRN (c) (e)	1,695,000	1,758,920
		57,445,945
Beverages — 0.1%
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	697,000	668,286
Chemicals — 0.7%
Celanese US Holdings LLC
6.600% STEP 11/15/28	2,635,000	2,717,917
Dow Chemical Co.
5.600% 2/15/54	1,121,000	1,037,377
Huntsman International LLC
2.950% 6/15/31	1,750,000	1,485,335
		5,240,629
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5 yr. CMT + 2.441% 6.500% VRN 1/31/56 (c) (f)	1,100,000	1,089,814
5 yr. CMT + 2.720% 6.950% VRN 3/10/55 (c)	364,000	372,567
Ally Financial, Inc.
1 day USD SOFR Index + 1.730% 5.543% VRN 1/17/31 (c)	401,000	398,971
1 day USD SOFR + 3.260% 6.992% VRN 6/13/29 (c)	1,150,000	1,199,529
Apollo Global Management, Inc.
5.800% 5/21/54	1,949,000	1,925,739
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (c)	2,335,000	2,252,166
Avolon Holdings Funding Ltd.
5.375% 5/30/30 (a) (b)	757,000	758,029
5.750% 11/15/29 (a)	2,060,000	2,100,069
BGC Group, Inc.
6.150% 4/02/30 (a)	1,275,000	1,269,546
6.600% 6/10/29	2,645,000	2,717,469
Blue Owl Finance LLC
3.125% 6/10/31	2,400,000	2,107,387
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (c) (e)	2,820,000	2,748,755

	Principal Amount	Value
Macquarie Airfinance Holdings Ltd.
5.200% 3/27/28 (a)	$1,000,000	$1,000,669
		19,940,710
Electric — 1.5%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (c)	2,598,000	2,621,665
Cleveland Electric Illuminating Co.
5.950% 12/15/36	864,000	893,797
Edison International
5.250% 11/15/28	1,325,000	1,306,487
MidAmerican Energy Co.
5.300% 2/01/55	777,000	737,828
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (c)	1,865,000	1,754,670
Pacific Gas & Electric Co.
5.550% 5/15/29	1,175,000	1,191,039
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52 (c)	2,163,000	2,032,503
5 yr. CMT + 4.550% 4.875% VRN (c) (e)	1,690,000	1,673,834
		12,211,823
Entertainment — 0.5%
Warnermedia Holdings, Inc.
4.279% 3/15/32	3,120,000	2,748,843
5.141% 3/15/52	1,370,000	998,726
		3,747,569
Food — 0.5%
Mars, Inc.
5.650% 5/01/45 (a)	2,000,000	2,004,353
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	2,735,000	2,325,542
		4,329,895
Gas — 0.5%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	2,190,000	2,379,147
NiSource, Inc.
5.850% 4/01/55	1,269,000	1,261,419
		3,640,566
Health Care - Services — 1.1%
Centene Corp.
3.000% 10/15/30	2,445,000	2,138,468
Cigna Group
4.800% 7/15/46	1,615,000	1,408,300
HCA, Inc.
5.900% 6/01/53	2,215,000	2,116,878

The accompanying notes are an integral part of the financial statements.
18

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Humana, Inc.
5.750% 4/15/54	$2,055,000	$1,909,222
UnitedHealth Group, Inc.
5.750% 7/15/64	1,021,000	1,004,188
		8,577,056
Insurance — 8.8%
200 Park Funding Trust
5.740% 2/15/55 (a)	1,342,000	1,331,658
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (c) (e)	3,800,000	3,667,312
Allstate Corp., 3 mo. USD Term SOFR + 3.200%
7.523% VRN 8/15/53 (c)	2,220,000	2,222,600
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,025,000	1,737,810
Athene Global Funding
2.673% 6/07/31 (a)	2,635,000	2,278,210
Athene Holding Ltd. 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (c)	2,270,000	2,247,847
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (c)	2,450,000	2,307,030
Beacon Funding Trust
6.266% 8/15/54 (a)	3,145,000	3,134,849
CNO Financial Group, Inc.
6.450% 6/15/34	2,113,000	2,203,509
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (c)	4,384,000	4,480,218
Enstar Finance LLC
5 yr. CMT + 4.006% 5.500% VRN 1/15/42 (c)	3,219,000	3,138,297
5 yr. CMT + 5.468% 5.750% VRN 9/01/40 (c)	2,040,000	2,031,826
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (c) (e)	1,480,000	1,474,276
Fairfax Financial Holdings Ltd.
6.100% 3/15/55 (a)	1,380,000	1,357,602
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.782% FRN 1/08/42 (a) (c)	6,000,000	5,999,338
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	1,925,000	1,946,074
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a) (c)	3,660,000	3,527,182
6.750% 3/15/54 (a)	2,379,000	2,415,033

	Principal Amount	Value
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (c)	$596,000	$618,468
High Street Funding Trust III
5.807% 2/15/55 (a) (b)	2,000,000	1,972,156
Kemper Corp.
3.800% 2/23/32	1,440,000	1,295,623
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (c)	2,070,000	1,981,992
MetLife Capital Trust IV
7.875% 12/15/67 (a)	1,520,000	1,665,301
Pine Street Trust III
6.223% 5/15/54 (a)	2,255,000	2,308,835
Reinsurance Group of America, Inc. 5 yr. CMT + 2.392%
6.650% VRN 9/15/55 (c)	1,437,000	1,414,942
RenaissanceRe Holdings Ltd.
5.800% 4/01/35	940,000	962,721
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	90,000	84,268
6.875% 4/15/34 (a)	3,556,000	3,790,655
Selective Insurance Group, Inc.
5.900% 4/15/35	2,339,000	2,358,612
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,084,689
Vitality Re XV Ltd. 3 mo. U.S. T-Bill Rate + 2.500%
6.782% FRN 1/08/29 (a) (c)	3,276,000	3,340,210
		70,379,143
Internet — 0.2%
Expedia Group, Inc.
5.400% 2/15/35	1,997,000	1,988,902
Investment Companies — 2.6%
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	937,397
3.950% 7/15/26 (a)	3,600,000	3,531,800
8.500% 5/18/25 (a)	1,185,000	1,186,667
ARES Capital Corp.
5.875% 3/01/29	1,572,000	1,595,950
ARES Strategic Income Fund
6.350% 8/15/29 (a)	2,661,000	2,701,672
Blackstone Secured Lending Fund
2.750% 9/16/26	1,950,000	1,883,308
Blue Owl Credit Income Corp.
5.800% 3/15/30 (a)	2,720,000	2,667,182
Blue Owl Technology Finance Corp.
6.750% 4/04/29	2,083,000	2,111,318
Golub Capital BDC, Inc.
6.000% 7/15/29	1,961,000	1,968,958

The accompanying notes are an integral part of the financial statements.
19

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HPS Corporate Lending Fund
6.250% 9/30/29	$1,815,000	$1,840,548
		20,424,800
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32 (b)	1,015,000	821,799
6.484% 10/23/45	1,925,000	1,830,050
News Corp.
3.875% 5/15/29 (a)	825,000	777,780
5.125% 2/15/32 (a)	2,800,000	2,670,268
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62 (c)	1,337,000	1,304,473
6.875% 4/30/36	1,760,000	1,805,608
		9,209,978
Oil & Gas — 2.9%
BP Capital Markets PLC
5 yr. CMT + 1.924% 6.125% VRN (b) (c) (e)	2,205,000	2,169,938
5 yr. CMT + 2.153% 6.450% VRN (b) (c) (e)	1,150,000	1,173,345
Continental Resources, Inc.
5.750% 1/15/31 (a)	1,925,000	1,939,838
Expand Energy Corp.
5.700% 1/15/35	1,334,000	1,338,778
Helmerich & Payne, Inc.
5.500% 12/01/34 (a) (b)	4,060,000	3,842,409
Occidental Petroleum Corp.
5.375% 1/01/32	1,250,000	1,231,378
6.050% 10/01/54	2,221,000	2,079,096
Ovintiv, Inc.
6.500% 8/15/34	885,000	922,564
6.500% 2/01/38	1,380,000	1,423,136
7.100% 7/15/53	1,709,000	1,805,359
Patterson-UTI Energy, Inc.
7.150% 10/01/33	1,825,000	1,923,087
Petroleos Mexicanos
5.350% 2/12/28	845,000	782,832
6.375% 1/23/45	585,000	393,974
6.500% 3/13/27	295,000	288,615
6.625% 6/15/38	202,000	150,429
Santos Finance Ltd.
6.875% 9/19/33 (a)	1,825,000	1,955,396
		23,420,174
Oil & Gas Services — 0.2%
NOV, Inc.
3.950% 12/01/42	2,603,000	1,935,239

	Principal Amount	Value
Pharmaceuticals — 1.4%
AbbVie, Inc.
5.200% 3/15/35	$821,000	$834,074
Bayer US Finance LLC
6.500% 11/21/33 (a)	2,445,000	2,569,106
CVS Health Corp.
5.050% 3/25/48	1,650,000	1,408,018
5.875% 6/01/53	675,000	637,215
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (c)	2,520,000	2,539,881
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,340,761	1,350,242
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,115,000	1,691,934
		11,030,470
Pipelines — 1.4%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (b) (c)	1,049,000	1,066,697
Energy Transfer LP
5.950% 5/15/54	1,041,000	994,136
5 yr. CMT + 5.306% 7.125% VRN (c) (e)	1,585,000	1,603,817
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77 (c)	2,000,000	1,969,145
ONEOK, Inc.
5.450% 6/01/47	2,215,000	2,006,868
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.695% VRN (c) (e)	2,590,000	2,584,336
Western Midstream Operating LP
5.450% 11/15/34	1,380,000	1,348,295
		11,573,294
Private Equity — 0.4%
Brookfield Finance, Inc.
5.968% 3/04/54	1,386,000	1,394,185
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	2,442,000	1,552,540
		2,946,725
Real Estate Investment Trusts (REITS) — 2.2%
Broadstone Net Lease LLC
2.600% 9/15/31	2,141,000	1,812,866
EPR Properties
3.600% 11/15/31	880,000	785,262
3.750% 8/15/29	1,650,000	1,546,886
4.500% 6/01/27	1,675,000	1,652,709
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	3,580,000	3,369,464

The accompanying notes are an integral part of the financial statements.
20

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Piedmont Operating Partnership LP
6.875% 7/15/29	$1,325,000	$1,376,266
9.250% 7/20/28 (b)	1,872,000	2,062,726
Service Properties Trust
4.950% 10/01/29 (b)	1,320,000	1,090,037
Store Capital LLC
4.625% 3/15/29	3,940,000	3,851,533
		17,547,749
Semiconductors — 0.3%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	1,247,000	1,276,670
Intel Corp.
5.600% 2/21/54 (b)	1,455,000	1,323,172
		2,599,842
Software — 0.8%
AppLovin Corp.
5.375% 12/01/31	2,080,000	2,090,552
Electronic Arts, Inc.
2.950% 2/15/51	1,680,000	1,065,608
Microsoft Corp.
2.921% 3/17/52	2,307,000	1,547,045
Oracle Corp.
5.375% 9/27/54	2,075,000	1,892,277
		6,595,482
Telecommunications — 0.7%
AT&T, Inc.
3.550% 9/15/55	3,193,000	2,163,912
Sprint Capital Corp.
8.750% 3/15/32	1,290,000	1,551,475
T-Mobile USA, Inc.
6.000% 6/15/54	1,477,000	1,507,623
		5,223,010
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust 3 mo. USD Term SOFR + 4.562%
6.500% VRN 6/15/45 (a) (c)	1,175,000	1,174,532
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	2,352,000	2,261,998
3.375% 1/20/27	3,080,000	2,969,296
		5,231,294
TOTAL CORPORATE DEBT (Cost $323,509,282)		317,075,700

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 21.8%
Automobile Asset-Backed Securities — 1.7%
Exeter Automobile Receivables Trust, Series 2024-5A, Class C
4.640% 1/15/30	$2,000,000	$1,997,467
Hyundai Auto Receivables Trust, Series 2024-C, Class C
4.860% 2/17/32	3,000,000	2,979,760
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.930% 3/15/30 (a)	3,000,000	2,976,045
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	1,534,971	1,564,434
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class C
4.980% 10/20/32 (a)	3,700,000	3,678,459
		13,196,165
Commercial Mortgage-Backed Securities — 6.5%
Bank, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (c) (g)	3,165,000	1,748,264
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (c) (g)	3,150,000	2,435,714
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (c) (g)	4,800,000	3,482,181
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (c) (g)	3,100,000	1,986,419
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (c) (g)	11,548,000	8,286,847
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (c) (g)	3,290,000	2,223,553
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (c) (g)	1,300,000	1,289,337
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	600,000	571,728
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,046,519
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.461% VRN 4/12/42 (a) (c) (g)	1,900,000	1,480,129
COMM Mortgage Trust
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (c) (g)	1,200,000	1,175,557
Series 2015-CR23, Class C, 4.492% VRN 5/10/48 (c) (g)	1,050,000	1,003,211

The accompanying notes are an integral part of the financial statements.
21

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 6.684% FRN 10/15/43 (a) (c)	$3,365,000	$3,009,981
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 7.184% FRN 10/15/43 (a) (c)	1,162,000	976,057
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (c) (g)	1,357,000	1,062,665
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 6.084% FRN 2/15/39 (a) (c)	3,500,000	3,418,289
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 6.434% FRN 2/15/39 (a) (c)	5,800,000	5,756,678
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.634% FRN 2/15/39 (a) (c)	3,200,000	3,155,986
LEX Mortgage Trust, Series 2024-BBG, Class A,
4.874% VRN 10/13/33 (a) (c) (g)	3,300,000	3,265,958
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.184% FRN 3/15/38 (a) (c)	1,784,300	1,752,300
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	912,070
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (c) (g)	1,278,000	903,515
US Bank NA, Series 2025-SUP1, Class B
5.582% 2/25/32 (a)	1,000,000	1,001,488
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	390,000	364,297
		52,308,743
Home Equity Asset-Backed Securities — 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD Term SOFR + 1.074%
5.395% FRN 11/25/33 (c)	1,121,600	1,122,482
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
5.635% FRN 11/25/35 (a) (c)	97,181	96,720

	Principal Amount	Value
Unlock HEA Trust, Series 2024-1, Class A
7.000% 4/25/39 (a)	$1,370,684	$1,356,678
		2,575,880
Other Asset-Backed Securities — 9.8%
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.740% FRN 7/25/37 (a) (c)	2,000,000	2,002,488
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.790% FRN 1/20/33 (a) (c)	1,750,000	1,749,935
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.759% FRN 7/10/37 (a) (c)	1,000,000	1,001,500
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
5.613% FRN 4/18/35 (a) (c)	1,000,000	999,000
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
5.810% FRN 7/25/37 (a) (c)	1,700,000	1,701,481
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
5.823% FRN 7/20/37 (a) (c)	2,000,000	2,000,488
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.902% FRN 10/15/31 (a) (c)	2,000,000	1,995,028
Capital Automotive REIT, Series 2024-3A, Class A1
4.400% 10/15/54 (a)	2,450,000	2,352,416
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 3 mo. USD Term SOFR + 1.370% 5.663% FRN 10/20/37 (a) (c)	3,350,000	3,351,625
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 5.758% FRN 7/16/37 (a) (c)	2,650,000	2,654,619
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520%
5.813% FRN 4/20/37 (a) (c)	3,000,000	3,004,500

The accompanying notes are an integral part of the financial statements.
22

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920%
6.242% FRN 5/20/36 (a) (c)	$500,000	$500,000
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 1.600%
5.929% FRN 11/22/31 (a) (c)	1,000,000	999,000
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
5.843% FRN 10/20/34 (a) (c)	3,000,000	2,989,215
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
5.993% FRN 1/20/31 (a) (c)	1,300,000	1,300,004
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	275,416	247,126
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	315,396	277,134
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	93,945	83,149
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	289,021	261,534
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	75,525	68,532
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	557,303	518,240
HPS Loan Management Ltd., Series 2023-18A, Class B, 3 mo. USD Term SOFR + 2.950%
7.243% FRN 7/20/36 (a) (c)	1,000,000	1,002,405
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD Term SOFR + 1.550%
5.843% FRN 7/20/36 (a) (c)	1,350,000	1,340,213
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,295,656	1,259,998
Marble Point CLO XIX Ltd., Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400%
5.693% FRN 1/19/34 (a) (c)	2,250,000	2,248,420
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,702,837
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	805,553

	Principal Amount	Value
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
6.743% FRN 4/18/36 (a) (c)	$700,000	$700,678
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
5.882% FRN 4/15/37 (a) (c)	2,000,000	2,001,538
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	111,445	105,731
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	241,530	229,679
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	98,352	94,554
OCP CLO Ltd., Series 2023-27A, Class BR, 3 mo. USD Term SOFR + 1.700%
6.008% FRN 7/16/35 (a) (c)	2,500,000	2,500,100
OHA Credit Funding 5 Ltd., Series 2020-5A, Class AR, 3 mo. USD Term SOFR + 1.350%
5.643% FRN 10/18/37 (a) (c)	5,000,000	4,990,550
Orion CLO Ltd., Series 2024-3A, Class A, 3 mo. USD Term SOFR + 1.560%
5.860% FRN 7/25/37 (a) (c)	1,500,000	1,501,632
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
6.405% FRN 10/20/34 (a) (c)	550,000	550,000
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
5.719% FRN 10/30/34 (a) (c)	2,000,000	2,000,052
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750%
6.050% FRN 4/25/32 (a) (c)	1,100,000	1,098,419
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.683% FRN 10/20/37 (a) (c)	4,000,000	3,997,772
RR 29 Ltd., Series 2024-29RA, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.692% FRN 7/15/39 (a) (c)	2,000,000	2,000,540

The accompanying notes are an integral part of the financial statements.
23

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
6.152% FRN 1/15/37 (a) (c)	$750,000	$749,626
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	355,287	344,118
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	16,941	16,871
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	518,423	491,261
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	1,134,243	1,139,179
Tesla Sustainable Energy Trust, Series 2024-1A, Class A3
5.290% 6/20/50 (a)	4,500,000	4,509,161
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 1.962%
6.255% FRN 1/20/31 (a) (c)	2,440,000	2,440,268
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,436,511	1,408,739
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	437,282	422,339
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,108,740	1,049,556
Voya CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862%
6.155% FRN 1/20/35 (a) (c)	500,000	499,250
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.572% FRN 10/15/35 (a) (c)	4,750,000	4,749,872
		78,007,925
Real Estate Investment Trusts (REITS) — 0.4%
SBA Tower Trust
4.831% 10/15/29 (a)	3,250,000	3,222,288
Student Loans Asset-Backed Securities — 1.9%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,061,115	1,010,833
Series 2019-A, Class C, 4.460% 12/28/48 (a)	709,310	689,427

	Principal Amount	Value
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 4.403% FRN 2/01/43 (a) (c) (g)	$1,300,000	$1,202,826
Series 2003-2, Class 2A1, 5.089% FRN 8/01/43 (a) (c) (g)	1,950,000	1,817,726
Series 2013-1, Class B1, 30 day USD SOFR Average + 1.114% 5.454% FRN 11/25/33 (a) (c)	399,558	392,617
Navient Student Loan Trust, Series 2018-EA, Class B
4.440% 12/15/59 (a)	730,000	712,334
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,227,171
Series 2014-3A, Class B, 30 day USD SOFR Average + 1.614% 5.954% FRN 10/25/50 (a) (c)	975,000	935,499
Series 2015-2A, Class B, 30 day USD SOFR Average + 1.614% 5.954% FRN 5/26/54 (a) (c)	1,130,000	1,106,469
SLC Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.462%
4.923% FRN 2/15/45 (c)	642,652	603,984
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.029% FRN 10/25/40 (c)	1,409,044	1,332,700
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.129% FRN 1/25/55 (c)	748,602	715,118
SMB Private Education Loan Trust, Series 2024-E, Class B
5.710% 10/16/56 (a)	2,500,000	2,486,503
		15,233,207
Whole Loan Collateral Collateralized Mortgage Obligations — 1.2%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.548% VRN 8/25/34 (c) (g)	13,530	13,436
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	1,946,719	1,933,787
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	1,946,719	1,932,169
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (c) (g)	4,106,997	3,318,326
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (c) (g)	2,444,686	1,973,702

The accompanying notes are an integral part of the financial statements.
24

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.921% VRN 11/25/48 (a) (c) (g)	$18,295	$17,257
		9,188,677
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $186,730,628)		173,732,885
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,778,000	1,376,172
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,788,757)		1,376,172
U.S. Government Agency Obligations and Instrumentalities (h) — 30.9%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS
Series 2178, Class PB 7.000% 8/15/29	29,358	30,387
Pass-Through Securities — 30.9%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	3,904,815	3,149,264
Pool #RA4255 2.000% 1/01/51	7,884,668	6,366,437
Pool #RA5576 2.500% 7/01/51	6,423,437	5,416,905
Pool #SD7226 2.500% 5/01/52	22,257,812	18,679,662
Pool #SD0905 3.000% 3/01/52	3,047,736	2,669,096
Pool #RA2483 3.500% 6/01/50	4,325,112	3,934,317
Pool #Z40047 4.000% 10/01/41	56,846	54,782
Pool #SD1523 4.000% 8/01/52	4,378,357	4,123,093
Pool #SD1603 4.000% 9/01/52	2,825,027	2,637,150
Pool #SD8245 4.500% 9/01/52	2,515,020	2,412,129
Pool #SD8257 4.500% 10/01/52	1,768,844	1,696,480
Pool #SD8266 4.500% 11/01/52	6,493,418	6,227,769
Pool #SD7323 5.000% 12/01/54	10,224,003	10,022,911
Pool #SD8268 5.500% 11/01/52	4,176,470	4,189,076
Pool #SD4364 5.500% 10/01/53	4,722,854	4,757,771
Federal National Mortgage Association
Pool #MA4577 2.000% 4/01/52	6,147,418	4,898,387
Pool #CB0414 2.500% 5/01/51	5,725,905	4,803,623
Pool #FM8596 2.500% 9/01/51	1,991,479	1,679,421
Pool #FS3035 2.500% 4/01/52	7,135,731	6,026,504
Pool #MA3029 3.000% 6/01/32	1,120,801	1,085,057

	Principal Amount	Value
Pool #MA3090 3.000% 8/01/32	$387,642	$374,960
Pool #FS1075 3.000% 3/01/52	3,134,384	2,753,795
Pool #CB3304 3.000% 4/01/52	4,901,041	4,305,938
Pool #CB3305 3.000% 4/01/52	5,807,567	5,084,241
Pool #AS1304 3.500% 12/01/28	228,053	225,101
Pool #MA1356 3.500% 2/01/43	2,807,993	2,620,045
Pool #CA6096 3.500% 6/01/50	5,811,827	5,257,641
Pool #FM4017 3.500% 8/01/50	289,261	263,124
Pool #CB3842 3.500% 6/01/52	9,303,842	8,469,009
Pool #MA4626 4.000% 6/01/52	9,499,901	8,868,858
Pool #CA1909 4.500% 6/01/48	1,791,812	1,739,786
Pool #CB3866 4.500% 6/01/52	4,888,912	4,714,876
Pool #CB4129 4.500% 7/01/52	4,440,339	4,258,682
Pool #MA4733 4.500% 9/01/52	3,576,218	3,429,913
Pool #AD6437 5.000% 6/01/40	151,008	152,994
Pool #AD6996 5.000% 7/01/40	981,152	994,130
Pool #AL8173 5.000% 2/01/44	367,212	371,691
Pool #MA4785 5.000% 10/01/52	1,319,452	1,297,706
Pool #MA4806 5.000% 11/01/52	4,184,626	4,120,628
Pool #CB9465 5.000% 11/01/54	10,215,114	10,090,810
Pool #MA4842 5.500% 12/01/52	14,595,533	14,630,463
Pool #MA5215 5.500% 12/01/53	4,464,809	4,468,518
Pool #FA0095 6.000% 12/01/54	10,124,985	10,374,249
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	9,396	9,619
Pool #781468 6.500% 7/15/32	1,017	1,046
Pool #781496 6.500% 9/15/32	4,294	4,405
Pool #781124 7.000% 12/15/29	1,527	1,557
Pool #781319 7.000% 7/15/31	32,315	33,169
Pool #565982 7.000% 7/15/32	9,183	9,492
Pool #522777 8.000% 12/15/29	1,895	1,928
Pool #523043 8.000% 3/15/30	75	77
Pool #529134 8.000% 3/15/30	883	908
Pool #477036 8.000% 4/15/30	83	85
Pool #503157 8.000% 4/15/30	7,511	7,725
Pool #528714 8.000% 4/15/30	709	730
Pool #544640 8.000% 11/15/30	6,323	6,517
Pool #531298 8.500% 8/15/30	148	150
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,245,857	2,003,887
Pool #MA6283 3.000% 11/20/49	4,072,181	3,623,579
Pool #MA6409 3.000% 1/20/50	4,244,438	3,779,181
Pool #MA4321 3.500% 3/20/47	2,532,032	2,341,841
Pool #MA9722 4.000% 6/20/54	2,718,971	2,549,350
Pool #MA8647 5.000% 2/20/53	3,530,846	3,484,615
Pool #MA8725 5.000% 3/20/53	3,573,044	3,519,561
Pool #MA8947 5.000% 6/20/53	1,987,471	1,961,448
Pool #MB0025 5.000% 11/20/54	1,982,732	1,951,040

The accompanying notes are an integral part of the financial statements.
25

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MB0091 5.000% 12/20/54	$2,284,231	$2,247,720
Pool #MA8429 5.500% 11/20/52	5,430,312	5,471,698
Pool #MA8648 5.500% 2/20/53	1,364,342	1,373,888
Pool #MA8801 5.500% 4/20/53	4,318,221	4,345,734
Pool #MA8879 5.500% 5/20/53	3,840,867	3,865,338
Pool #MA8948 5.500% 6/20/53	1,225,426	1,233,234
Pool #MA9171 5.500% 9/20/53	3,543,964	3,567,652
Pool #MA9241 5.500% 10/20/53	3,161,782	3,178,962
Pool #MA9488 5.500% 2/20/54	2,176,134	2,181,839
		246,454,967
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $256,360,528)		246,485,354
U.S. Treasury Obligations — 5.7%
U.S. Treasury Bonds & Notes — 5.7%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	30,650,000	19,758,615
4.625% 11/15/44	19,000,000	19,023,750
U.S. Treasury Notes
4.250% 2/28/31	7,000,000	7,079,844
		45,862,209
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,365,287)		45,862,209
TOTAL BONDS & NOTES (Cost $812,754,482)		784,532,320
TOTAL LONG-TERM INVESTMENTS (Cost $812,754,482)		784,532,320
Short-Term Investments — 2.9%
Commercial Paper — 1.1%
Fidelity National Information Services, Inc.
4.628% 4/08/25 (a)	5,000,000	4,994,976
Mosaic Co.
4.693% 4/08/25 (a)	4,000,000	3,995,963
		8,990,939
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (j)	11,512,578	11,512,578

	Principal Amount	Value
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (k)	$3,575,834	$3,575,834
TOTAL SHORT-TERM INVESTMENTS (Cost $24,080,385)		24,079,351
TOTAL INVESTMENTS — 101.2% (Cost $836,834,867) (l)		808,611,671
Other Assets/ (Liabilities) — (1.2)%		(9,773,593)
NET ASSETS — 100.0%		$798,838,078

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $273,074,317 or 34.18% of net assets.

(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $18,480,401 or 2.31% of net assets. The Fund received $7,359,519 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $1,203,452 or 0.15% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

The accompanying notes are an integral part of the financial statements.
26

MassMutual Core Bond Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.

(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(k)
Maturity value of $3,576,107. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $3,647,435.

(l)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	81.2%
Cayman Islands	7.5%
United Kingdom	3.0%
Canada	2.2%
Germany	0.8%
France	0.7%
Ireland	0.7%
Australia	0.6%
Netherlands	0.4%
Bermuda	0.4%
Mexico	0.4%
Finland	0.3%
Switzerland	0.1%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	6/18/25	205	$23,808,948	$ 233,708
U.S. Treasury Ultra Bond	6/18/25	88	10,721,692	36,308
U.S. Treasury Note 2 Year	6/30/25	350	72,158,514	351,643
U.S. Treasury Note 5 Year	6/30/25	60	6,461,805	27,570
				$649,229

The accompanying notes are an integral part of the financial statements.
27

MassMutual Diversified Bond Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 162.7%
Corporate Debt — 46.1%
Aerospace & Defense — 0.2%
Boeing Co. 6.858% 5/01/54	$142,000	$154,240
Airlines — 0.3%
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	39,437	38,918
Series 2024-1, Class AA, 5.450% 8/15/38	161,581	162,839
		201,757
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC 5.303% 9/06/29	115,000	111,485
General Motors Co. 5.200% 4/01/45	100,000	83,919
Stellantis Finance US, Inc. 6.375% 9/12/32 (a)	350,000	353,791
		549,195
Banks — 8.6%
Bank of America Corp. 5 yr. CMT + 2.000%
3.846% VRN 3/08/37 (b)	345,000	309,653
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (b)	320,000	317,035
Barclays PLC 5 yr. CMT + 3.410%
4.375% VRN (b) (c)	375,000	337,893
BNP Paribas SA 5 yr. CMT + 3.340%
4.625% VRN (a) (b) (c)	375,000	322,799
BPCE SA 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a) (b)	450,000	383,537
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (b) (c)	140,000	138,436
10 yr. CMT + 2.757% 7.000% VRN (b) (c)	101,000	104,713
Citizens Financial Group, Inc. 1 day USD SOFR + 2.325%
6.645% VRN 4/25/35 (b)	156,000	165,993
Goldman Sachs Group, Inc.
1 day USD SOFR + 1.265% 5.727% VRN 4/25/30 (b)	175,000	180,529
5 yr. CMT + 2.461% 6.850% VRN (b) (c)	285,000	288,562
HSBC Holdings PLC
6.500% 9/15/37	125,000	129,231

	Principal Amount	Value
5 yr. CMT + 2.635% 6.950% VRN (b) (c)	$300,000	$298,712
Huntington Bancshares, Inc. 5 yr. CMT + 1.700%
6.141% VRN 11/18/39 (b)	140,000	140,983
ING Groep NV 5 yr. USD Swap + 4.446%
6.500% VRN (b) (c)	475,000	474,692
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (b) (c)	200,000	204,689
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (b) (c) (d)	205,000	212,744
Morgan Stanley 1 day USD SOFR + 1.360%
2.484% VRN 9/16/36 (b)	210,000	174,109
NatWest Group PLC 5 yr. CMT + 2.937% 7.300% VRN (b) (c)	375,000	370,291
Nordea Bank Abp 5 yr. CMT + 2.660% 6.300% VRN (a) (b) (c)	300,000	289,189
Societe Generale SA 5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (b) (c)	325,000	326,858
State Street Corp. 5 yr. CMT + 2.135% 6.450% VRN (b) (c)	185,000	184,837
Synovus Financial Corp. 1 day USD SOFR + 2.347% 6.168% VRN 11/01/30 (b)	405,000	410,123
Toronto-Dominion Bank 5 yr. CMT + 4.075% 8.125% VRN 10/31/82 (b)	358,000	370,317
UBS Group AG 5 yr. USD SOFR ICE Swap + 3.077% 7.000% VRN (a) (b) (c)	254,000	250,147
		6,386,072
Beverages — 0.1%
Bacardi Ltd. 5.150% 5/15/38 (a)	100,000	91,821
Chemicals — 0.7%
Celanese US Holdings LLC 6.600% STEP 11/15/28	160,000	165,035
Dow Chemical Co. 5.600% 2/15/54	67,000	62,002
Huntsman International LLC 2.950% 6/15/31	325,000	275,848
		502,885

The accompanying notes are an integral part of the financial statements.
28

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441% 6.500% VRN 1/31/56 (b) (e)	$150,000	$148,611
Ally Financial, Inc.
7 yr. CMT + 3.481% 4.700% VRN (b) (c)	120,000	103,199
1 day USD SOFR + 3.260% 6.992% VRN 6/13/29 (b)	65,000	67,800
Apollo Global Management, Inc. 5.800% 5/21/54	106,000	104,735
ARES Finance Co. III LLC 5 yr. CMT + 3.237% 4.125% VRN 6/30/51 (a) (b)	370,000	356,874
Avolon Holdings Funding Ltd. 5.375% 5/30/30 (a) (d)	114,000	114,155
BGC Group, Inc. 6.600% 6/10/29	425,000	436,644
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (b) (c)	190,000	185,200
Macquarie Airfinance Holdings Ltd. 5.200% 3/27/28 (a)	150,000	150,100
		1,667,318
Electric — 1.9%
AES Corp. 5 yr. CMT + 2.890% 6.950% VRN 7/15/55 (b)	67,000	63,846
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.375% 2/15/32 (a)	417,000	404,347
Cleveland Electric Illuminating Co. 5.950% 12/15/36	65,000	67,242
Dominion Energy, Inc. 5 yr. CMT + 3.195%
4.350% VRN (b) (c)	175,000	170,073
Edison International 5.250% 11/15/28	75,000	73,952
5 yr. CMT + 3.864% 8.125% VRN 6/15/53 (b) (d)	120,000	117,024
Elwood Energy LLC 8.159% 7/05/26	18,108	18,588
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (b)	210,000	197,577
Pacific Gas & Electric Co. 4.300% 3/15/45	70,000	54,782
5.550% 5/15/29	105,000	106,433
Sempra 5 yr. CMT + 2.789% 6.875% VRN 10/01/54 (b)	147,000	145,557
		1,419,421

	Principal Amount	Value
Entertainment — 0.2%
Warnermedia Holdings, Inc. 4.279% 3/15/32	$120,000	$105,725
5.141% 3/15/52	65,000	47,385
		153,110
Food — 0.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
7.250% 11/15/53	115,000	129,666
Pilgrim’s Pride Corp. 6.250% 7/01/33	105,000	108,689
Smithfield Foods, Inc. 2.625% 9/13/31 (a)	165,000	140,298
4.250% 2/01/27 (a)	50,000	49,243
		427,896
Gas — 0.2%
Boston Gas Co. 5.843% 1/10/35 (a)	170,000	174,325
Health Care - Services — 1.0%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (a)	445,000	351,762
Radiology Partners, Inc. PIK 3.500%, Cash 4.275% 1/31/29 (a) (f)	326,617	323,351
UnitedHealth Group, Inc. 5.750% 7/15/64	53,000	52,127
		727,240
Insurance — 9.5%
Allianz SE 5 yr. CMT + 2.973% 3.500% VRN (a) (b) (c)	576,000	555,887
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
7.523% VRN 8/15/53 (b)	380,000	380,445
Ascot Group Ltd. 4.250% 12/15/30 (a)	200,000	171,635
Athene Holding Ltd. 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (b)	145,000	143,585
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (b)	175,000	164,788
Beacon Funding Trust 6.266% 8/15/54 (a) (d)	275,000	274,112
Brighthouse Financial, Inc. 3.850% 12/22/51	255,000	165,031
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (b)	265,000	270,816

The accompanying notes are an integral part of the financial statements.
29

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Enstar Finance LLC 5 yr. CMT + 4.006% 5.500% VRN 1/15/42 (b)	$125,000	$121,866
5 yr. CMT + 5.468% 5.750% VRN 9/01/40 (b)	680,000	677,275
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (b) (c)	180,000	179,304
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.782% FRN 1/08/42 (a) (b)	900,000	899,901
Fortitude Group Holdings LLC 6.250% 4/01/30 (a)	169,000	170,850
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a) (b)	420,000	404,759
6.750% 3/15/54 (a)	36,000	36,545
High Street Funding Trust III 5.807% 2/15/55 (a) (d)	175,000	172,564
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (b)	365,000	349,482
Lincoln National Corp., (Acquired 11/15/22, Cost $169,000), 5 yr. CMT + 5.318%
9.250% VRN (b) (c) (g)	169,000	181,606
Mercury General Corp. 4.400% 3/15/27	175,000	172,177
MetLife Capital Trust IV 7.875% 12/15/67 (a)	225,000	246,508
Reinsurance Group of America, Inc. 5 yr. CMT + 2.392%
6.650% VRN 9/15/55 (b)	255,000	251,086
RenaissanceRe Holdings Ltd. 5.800% 4/01/35	85,000	87,055
Sammons Financial Group, Inc. 4.750% 4/08/32 (a)	350,000	327,708
Selective Insurance Group, Inc.
5.900% 4/15/35	206,000	207,727
USF&G Capital I
8.500% 12/15/45 (a)	95,000	101,523
Vitality Re XVI Ltd. 3 mo. U.S. T-Bill Rate + 1.750%
6.042% FRN 1/08/30 (a) (b)	302,000	301,970
		7,016,205
Investment Companies — 3.5%
Antares Holdings LP 2.750% 1/15/27 (a)	595,000	566,245
Apollo Debt Solutions BDC 6.550% 3/15/32 (a)	98,000	99,297

	Principal Amount	Value
ARES Capital Corp. 5.875% 3/01/29	$92,000	$93,402
ARES Strategic Income Fund 6.350% 8/15/29 (a)	250,000	253,821
Blackstone Private Credit Fund 4.950% 9/26/27 (a)	92,000	91,123
Blackstone Secured Lending Fund 5.300% 6/30/30	300,000	294,690
Blue Owl Capital Corp. 8.450% 11/15/26	280,000	293,505
Blue Owl Credit Income Corp. 5.800% 3/15/30 (a)	160,000	156,893
Blue Owl Technology Finance Corp. 6.750% 4/04/29	112,000	113,523
Golub Capital BDC, Inc. 6.000% 7/15/29	258,000	259,047
HPS Corporate Lending Fund 5.450% 1/14/28 (a)	290,000	289,811
Sixth Street Specialty Lending, Inc. 6.125% 3/01/29	79,000	79,974
		2,591,331
Leisure Time — 1.3%
Sabre GLBL, Inc.
8.625% 6/01/27 (a) (d)	401,000	396,823
10.750% 11/15/29 (a) (d)	530,000	533,857
		930,680
Lodging — 0.7%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% 1/15/32 (a)	562,000	556,868
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32 (d)	195,000	157,883
Discovery Communications LLC 4.125% 5/15/29	225,000	212,311
News Corp. 3.875% 5/15/29 (a)	295,000	278,115
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62 (b)	179,000	174,645
7.875% 7/30/30	145,000	159,291
Time Warner Cable LLC 4.500% 9/15/42	80,000	60,940
		1,043,185

The accompanying notes are an integral part of the financial statements.
30

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.9%
Anglo American Capital PLC 6.000% 4/05/54 (a)	$330,000	$327,213
Novelis Corp. 3.875% 8/15/31 (a)	360,000	312,987
		640,200
Oil & Gas — 4.6%
Antero Resources Corp. 7.625% 2/01/29 (a)	74,000	75,860
BP Capital Markets PLC 5 yr. CMT + 1.924%
6.125% VRN (b) (c) (d)	240,000	236,184
Continental Resources, Inc. 5.750% 1/15/31 (a)	265,000	267,043
Expand Energy Corp. 5.700% 1/15/35	76,000	76,272
Helmerich & Payne, Inc. 5.500% 12/01/34 (a) (d)	355,000	335,974
Hilcorp Energy I LP/Hilcorp Finance Co. 7.250% 2/15/35 (a)	593,000	566,313
Occidental Petroleum Corp. 6.050% 10/01/54	137,000	128,247
7.875% 9/15/31	250,000	280,854
Ovintiv, Inc.
6.250% 7/15/33	230,000	237,567
6.500% 2/01/38	120,000	123,751
7.100% 7/15/53	195,000	205,995
Parkland Corp. 6.625% 8/15/32 (a)	315,000	314,820
Patterson-UTI Energy, Inc. 7.150% 10/01/33 (d)	135,000	142,256
Petroleos Mexicanos 5.350% 2/12/28	150,000	138,964
6.375% 1/23/45	35,000	23,571
Santos Finance Ltd. 6.875% 9/19/33 (a)	225,000	241,076
		3,394,747
Oil & Gas Services — 0.1%
NOV, Inc. 3.950% 12/01/42	114,000	84,755
Pharmaceuticals — 1.3%
Bayer US Finance LLC 6.500% 11/21/33 (a)	450,000	472,842
CVS Health Corp. 5.050% 3/25/48	85,000	72,534
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (b)	146,000	147,152

	Principal Amount	Value
CVS Pass-Through Trust 5.926% 1/10/34 (a)	$139,663	$140,650
7.507% 1/10/32 (a)	9,571	10,200
Utah Acquisition Sub, Inc. 5.250% 6/15/46	180,000	143,994
		987,372
Pipelines — 1.3%
Enbridge, Inc. 5 yr. CMT + 3.708% 7.375% VRN 1/15/83 (b) (d)	335,000	340,651
Energy Transfer LP 5.950% 5/15/54	63,000	60,164
5 yr. CMT + 5.134% 6.750% VRN (b) (c)	270,000	269,969
Plains All American Pipeline LP 5.950% 6/15/35	170,000	173,269
3 mo. USD Term SOFR + 4.372% 8.695% VRN (b) (c)	120,000	119,738
		963,791
Private Equity — 0.1%
KKR Group Finance Co. X LLC 3.250% 12/15/51 (a)	68,000	43,232
Real Estate Investment Trusts (REITS) — 1.9%
Broadstone Net Lease LLC 2.600% 9/15/31	200,000	169,348
EPR Properties 3.600% 11/15/31	215,000	191,854
3.750% 8/15/29	95,000	89,063
Piedmont Operating Partnership LP 9.250% 7/20/28 (d)	223,000	245,720
Service Properties Trust 4.950% 10/01/29 (d)	590,000	487,213
Store Capital LLC 4.625% 3/15/29	235,000	229,723
		1,412,921
Semiconductors — 0.7%
Broadcom, Inc. 5.200% 4/15/32	170,000	172,499
Foundry JV Holdco LLC 6.200% 1/25/37 (a)	335,000	345,265
		517,764
Telecommunications — 1.3%
AT&T, Inc. 3.550% 9/15/55	219,000	148,418
Consolidated Communications, Inc. 6.500% 10/01/28 (a)	261,000	251,659
Rogers Communications, Inc. 5.300% 2/15/34	175,000	171,784

The accompanying notes are an integral part of the financial statements.
31

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sable International Finance Ltd. 7.125% 10/15/32 (a)	$322,000	$308,684
T-Mobile USA, Inc. 6.000% 6/15/54	85,000	86,762
		967,307
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust 3 mo. USD Term SOFR + 4.562%
6.500% VRN 6/15/45 (a) (b)	225,000	224,910
Venture Capital — 0.4%
Hercules Capital, Inc. 2.625% 9/16/26	293,000	281,788
TOTAL CORPORATE DEBT
(Cost $34,606,159)		34,112,336
Non-U.S. Government Agency Obligations — 24.6%
Commercial Mortgage-Backed Securities — 7.6%
Bank
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (b) (h)	500,000	276,187
Series 2019-BN17, Class C, 4.508% VRN 4/15/52 (b) (h)	331,000	283,935
Benchmark Mortgage Trust, Series 2021-B25, Class 300C,
2.994% VRN 4/15/54 (a) (b) (h)	500,000	320,390
BGME Trust, Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (b) (h)	700,000	473,097
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.447% 6.767% FRN 12/15/37 (a) (b)	572,453	571,380
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C 3.502% 8/10/56	222,000	184,533
COMM Mortgage Trust, Series 2015-CR23, Class C, 4.492% VRN 5/10/48 (b) (h)	110,000	105,098
GS Mortgage Securities Trust, Series 2018-GS10, Class D 3.000% 7/10/51 (a)	599,000	436,985
Harvest Commercial Capital Loan Trust
Series 2025-1, Class M2, 6.735% VRN 6/25/57 (b) (h)	199,820	196,694
Series 2025-1, Class M3, 7.129% VRN 6/25/57 (b) (h)	199,820	202,111
Series 2025-1, Class M4, 9.044% VRN 6/25/57 (b) (h)	399,639	395,265

	Principal Amount	Value
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.443% VRN 7/10/39 (a) (b) (h)	$630,000	$556,656
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C, 4.535% VRN 8/15/47 (b) (h)	116,922	116,625
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864% 6.184% FRN 3/15/38 (a) (b)	302,400	296,977
RFR Trust, Series 2025-SGRM, Class C, 6.013% VRN 3/11/41 (a) (b) (h)	300,000	300,100
US Bank NA, Series 2025-SUP1, Class C, 30 day USD SOFR Average + 1.900% 6.252% FRN 2/25/32 (a) (b)	300,000	299,973
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (b) (h)	140,000	134,566
Series 2021-FCMT, Class C, 1 mo. USD Term SOFR + 2.514% 6.835% FRN 5/15/31 (a) (b)	461,000	455,239
		5,605,811
Home Equity Asset-Backed Securities — 0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014% 4.260% FRN 10/25/34 (b)	49,748	46,480
Other Asset-Backed Securities — 12.0%
AIMCO CLO 15 Ltd., Series 2021-15A, Class AR, 3 mo. USD Term SOFR + 1.200% 5.503% FRN 4/17/38 (a) (b)	500,000	499,777
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 5.758% FRN 7/16/37 (a) (b)	500,000	500,871
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350% 5.654% FRN 4/20/34 (a) (b)	500,000	495,404
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	114,577	104,320
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	61,668	56,919

The accompanying notes are an integral part of the financial statements.
32

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	$75,221	$63,582
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	338,478	280,946
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	37,447	33,600
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	53,597	47,095
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	20,263	17,934
Series 2016-4A, Class A2, 4.290% 9/20/47 (a)	39,018	36,025
HINNT LLC, Series 2025-A, Class D 8.220% 3/15/44 (a)	750,000	753,404
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B 5.270% 12/15/38 (a)	225,200	173,404
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B 4.703% 7/15/39 (a)	271,486	228,053
JG Wentworth XLIII LLC, Series 2019-1A, Class B 4.510% 8/15/73 (a)	119,527	104,493
Magnetite XXVI Ltd., Series 2020-26A, Class AR2, 3 mo. USD Term SOFR + 1.150% 5.416% FRN 1/25/38 (a) (b)	500,000	497,368
MCA Fund Holding LLC, Series 2020-1, Class A 3.250% 11/15/35 (a)	161,712	158,655
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450% 6.743% FRN 4/18/36 (a) (b)	250,000	250,242
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (a)	16,392	15,759
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500% 5.798% FRN 10/16/35 (a) (b)	500,000	497,605
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130% 5.447% FRN 4/20/38 (a) (b)	500,000	497,624
OCP CLO Ltd.
Series 2015-9A, Class AR3, 3 mo. USD Term SOFR + 1.100% 5.418% FRN 1/15/37 (a) (b)	500,000	495,748

	Principal Amount	Value
Series 2015-9A, Class BR3, 3 mo. USD Term SOFR + 1.450% 5.768% FRN 1/15/37 (a) (b)	$500,000	$493,357
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
6.405% FRN 10/20/34 (a) (b)	250,000	250,000
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B 4.948% 6/15/44 (a)	341,661	310,057
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432% 5.719% FRN 10/30/34 (a) (b)	500,000	500,013
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750% 6.050% FRN 4/25/32 (a) (b)	250,000	249,641
Renew Financial, Series 2021-1, Class M 3.210% 11/20/56 (a)	137,490	112,334
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD Term SOFR + 1.982% 6.304% FRN 5/20/31 (a) (b)	250,000	250,424
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C 3.510% 7/20/37 (a)	16,652	16,538
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150% 5.467% FRN 1/20/38 (a) (b)	500,000	497,917
Slam Ltd., Series 2021-1A, Class B 3.422% 6/15/46 (a)	224,321	208,157
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	95,315	90,321
Thrust Engine Leasing DAC, Series 2021-1A, Class C 7.386% 7/15/40 (a)	145,761	140,780
		8,928,367
Student Loans Asset-Backed Securities — 3.0%
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	141,867	130,970
Series 2019-A, Class C, 4.460% 12/28/48 (a)	106,043	103,070
Series 2019-A, Class D, 5.500% 12/28/48 (a)	74,515	67,508

The accompanying notes are an integral part of the financial statements.
33

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commonbond Student Loan Trust, Series 2017-AGS, Class C 5.280% 5/25/41 (a)	$33,079	$30,553
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + 0.450% 5.304% FRN 8/25/42 (b) (q)	248,857	225,570
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	136,612
Series 2018-1A, Class B, 30 day USD SOFR Average + 1.314% 5.654% FRN 3/25/67 (a) (b)	250,000	232,232
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (b) (h)	45,000	44,739
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 4.874% FRN 6/25/41 (b)	53,752	48,439
Series 2012-2A, Class B, 30 day USD SOFR Average + 1.114% 5.454% FRN 11/25/36 (a) (b)	200,000	198,402
Series 2012-1A, Class B, 30 day USD SOFR Average + 1.114% 5.454% FRN 6/25/42 (a) (b)	150,000	149,660
Series 2012-4A, Class B, 30 day USD SOFR Average + 1.114% 5.454% FRN 7/26/49 (a) (b)	250,000	228,427
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 5.954% FRN 6/25/41 (a) (b)	100,000	97,665
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.019% FRN 1/25/70 (b)	78,309	73,690
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.029% FRN 10/25/40 (b)	105,678	99,952
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.109% FRN 1/25/44 (b)	145,772	138,502
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.289% FRN 10/25/64 (b)	49,810	47,142
SMB Private Education Loan Trust, Series 2019-A, Class B 4.000% 11/17/42 (a)	185,000	174,861
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD Term SOFR + 1.614% 5.935% FRN 1/25/36 (b)	12,771	12,744
		2,240,738

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 1.9%
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class M1, 3.459% VRN 7/26/49 (a) (b) (h)	$187,317	$184,973
Banc of America Mortgage Trust, Series 2004-G, Class 2A7, 6.548% VRN 8/25/34 (b) (h)	2,164	2,149
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1, 3.398% VRN 11/27/56 (a) (b) (h)	1,600,000	1,195,429
		1,382,551
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,737,480)		18,203,947
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond 4.750% 3/08/44	174,000	134,676
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $193,404)		134,676
U.S. Government Agency Obligations and Instrumentalities (i) — 22.9%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	1,596	1,651
Pass-Through Securities — 22.9%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	415,791	335,338
Pool #RA4255 2.000% 1/01/51	833,621	673,104
Pool #SD0905 3.000% 3/01/52	617,263	540,577
Pool #SD1523 4.000% 8/01/52	925,005	871,076
Pool #SD8266 4.500% 11/01/52	1,298,684	1,245,554
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	402,126	339,114
Pool #FS3035 2.500% 4/01/52	1,327,578	1,121,210
Pool #MA3029 3.000% 6/01/32	158,726	153,664
Pool #MA3090 3.000% 8/01/32	65,702	63,553
Pool #AR3007 3.000% 2/01/43	75,022	67,941
Pool #FS1075 3.000% 3/01/52	634,812	557,731
Pool #CB3304 3.000% 4/01/52	996,822	875,784
Pool #AS1304 3.500% 12/01/28	31,222	30,818
Pool #MA1356 3.500% 2/01/43	371,947	347,051
Pool #FM4017 3.500% 8/01/50	49,236	44,787
Pool #CB3842 3.500% 6/01/52	1,972,962	1,795,928

The accompanying notes are an integral part of the financial statements.
34

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA1909 4.500% 6/01/48	$291,525	$283,060
Pool #CB3866 4.500% 6/01/52	721,315	695,637
Pool #CB4129 4.500% 7/01/52	936,952	898,621
Pool #AD6437 5.000% 6/01/40	19,655	19,914
Pool #AD6996 5.000% 7/01/40	128,204	129,900
Pool #AL8173 5.000% 2/01/44	48,524	49,116
Pool #CB9465 5.000% 11/01/54	2,062,667	2,037,567
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	251	257
Pool #587280 6.500% 9/15/32	323	331
Pool #550659 6.500% 9/15/35	39,752	41,128
Pool #538689 6.500% 12/15/35	4,243	4,390
Pool #780651 7.000% 10/15/27	103	104
Pool #462384 7.000% 11/15/27	87	88
Pool #482668 7.000% 8/15/28	202	204
Pool #423836 8.000% 8/15/26	36	36
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	377,455	336,788
Pool #MA6283 3.000% 11/20/49	681,944	606,819
Pool #MA6409 3.000% 1/20/50	713,527	635,313
Pool #MA4321 3.500% 3/20/47	448,381	414,701
Pool #MA9722 4.000% 6/20/54	582,637	546,289
Pool #MB0025 5.000% 11/20/54	1,189,639	1,170,624
		16,934,117
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES
(Cost $18,089,390)		16,935,768
U.S. Treasury Obligations — 68.9%
U.S. Treasury Bonds & Notes — 68.9%
U.S. Treasury Bonds
2.250% 8/15/49 (j)	5,040,000	3,249,051
4.125% 8/15/53	2,400,000	2,211,000
4.625% 11/15/44	4,500,000	4,505,625
U.S. Treasury Notes
2.750% 5/31/29	7,700,000	7,352,899
4.000% 12/15/27	20,800,000	20,862,787
4.000% 2/15/34	1,000,000	986,250
4.250% 2/28/31	5,000,000	5,057,031
4.500% 11/15/33	6,600,000	6,756,750
		50,981,393

Value
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $50,804,375)	$50,981,393
TOTAL BONDS & NOTES
(Cost $123,430,808)	120,368,120
TOTAL PURCHASED OPTIONS (#) — 0.0%
(Cost $3,354)	2,224

	Number of Shares
Warrants — 0.0%
Materials — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (k) (l) (m)	150	3,617
TOTAL WARRANTS
(Cost $0)		3,617
TOTAL LONG-TERM INVESTMENTS
(Cost $123,434,162)		120,373,961
Short-Term Investments — 9.7%
Investment of Cash Collateral from Securities Loaned — 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (n)	2,834,255	2,834,255

	Principal Amount
Repurchase Agreement — 5.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (o)	$4,406,190	4,406,190
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,240,445)		7,240,445
TOTAL INVESTMENTS — 172.4%
(Cost $130,674,607) (p)		127,614,406
Other Assets/ (Liabilities) — (72.4)%		(53,595,312)
NET ASSETS — 100.0%		$74,019,094

The accompanying notes are an integral part of the financial statements.
35

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)
Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
PIK	Payment in kind
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $31,127,148 or 42.05% of net assets.

(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is perpetual and has no stated maturity date.
(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $3,357,366 or 4.54% of net assets. The Fund received $592,782 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $181,606 or 0.25% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(h)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.

(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(k)	Investment is valued using significant unobservable inputs.
(l)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2025, these securities amounted to a value of $3,617 or 0.00% of net assets.
(m)	Non-income producing security.
(n)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(o)
Maturity value of $4,406,526. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $4,494,340.

(p)	See Note 6 for aggregate cost for federal tax purposes.
(q)
LIBOR, the London Interbank Offered Rate, was a benchmark interest rate used in loans, notes, derivatives, and other instruments or investments. As a result of benchmark reforms, publication of LIBOR settings has ceased, effective with the last published synthetic rate on September 30, 2024. This security continues to earn interest according to the last published synthetic LIBOR rate (4.85372%) plus 0.450%. The issuer has not identified an alternate floating rate benchmark for this security.

Country weightings, as a percentage of net assets, is as follows:

United States	140.7%
Cayman Islands	9.8%
Canada	2.8%
United Kingdom	2.6%
France	1.4%
Germany	1.4%
Ireland	0.7%
Netherlands	0.6%
Bermuda	0.5%
South Africa	0.4%
Panama	0.4%
Mexico	0.4%
Finland	0.4%
Switzerland	0.3%
Australia	0.3%
Total Long-Term Investments	162.7%
Short-Term Investments and Other Assets and Liabilities	(62.7)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
36

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)
(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put BRL Call	Goldman Sachs International*	5/15/25	5.70	147,000	USD	147,000	$2,224	$3,354	$(1,130)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call BRL Put	Goldman Sachs International*	5/15/25	5.93	147,000	USD	147,000	$(1,501)	$(5,872)	$4,371

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	5/13/25	USD	77,000	HUF	29,731,486	$(2,642)
Bank of America N.A.*	5/13/25	HUF	125,551,017	USD	317,079	19,236
BNP Paribas SA*	5/13/25	USD	48,000	CHF	42,767	(577)
BNP Paribas SA*	5/13/25	TRY	3,582,733	USD	91,684	(2,020)
Citibank N.A.*	5/13/25	USD	106,000	PLN	423,685	(3,229)
Citibank N.A.*	9/22/25	EGP	2,710,542	USD	49,999	(334)
Citibank N.A.*	1/20/26	KES	1,872,991	USD	13,393	511
Goldman Sachs International*	4/23/25	BRL	974,700	USD	180,000	(9,862)
Goldman Sachs International*	4/23/25	USD	138,000	BRL	804,913	(2,501)
Goldman Sachs International*	4/28/25	TRY	2,351,750	USD	50,000	9,972
Goldman Sachs International*	5/06/25	BRL	653,149	USD	111,707	2,030
Goldman Sachs International*	5/09/25	TRY	4,768,300	USD	104,000	15,943
Goldman Sachs International*	5/09/25	USD	30,000	TRY	1,186,050	166
Goldman Sachs International*	5/13/25	PLN	1,413,163	USD	345,166	19,158
Goldman Sachs International*	5/20/25	USD	100,950	CNH	734,672	(496)
Goldman Sachs International*	9/29/25	EGP	2,781,948	USD	51,000	(179)
HSBC Bank PLC*	5/13/25	USD	199,733	CHF	179,543	(4,203)
JP Morgan Chase Bank N.A.*	4/15/25	NGN	97,160,589	USD	55,205	7,570
JP Morgan Chase Bank N.A.*	4/25/25	NGN	29,148,170	USD	16,561	2,166
JP Morgan Chase Bank N.A.*	5/07/25	NGN	29,645,371	USD	16,562	2,361
JP Morgan Chase Bank N.A.*	5/12/25	NGN	19,316,320	USD	10,672	1,627
Morgan Stanley & Co. LLC*	4/08/25	PEN	559,089	USD	147,974	4,188
Morgan Stanley & Co. LLC*	4/08/25	USD	152,507	PEN	559,089	345
Morgan Stanley & Co. LLC*	5/13/25	USD	126,039	ZAR	2,374,269	(3,033)
Morgan Stanley & Co. LLC*	7/08/25	PEN	559,089	USD	152,067	(247)
						$55,950

The accompanying notes are an integral part of the financial statements.
37

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	6/18/25	51	$5,923,106	$58,238
U.S. Treasury Ultra Bond	6/18/25	17	2,064,339	13,911
U.S. Treasury Note 5 Year	6/30/25	15	1,604,102	18,242
				$90,391
Short
U.S. Treasury Ultra 10 Year	6/18/25	10	$(1,140,357)	$(893)

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

BRL	Brazilian Real
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
EGP	Egyptian Pound
HUF	Hungarian Forint
KES	Kenyan Shilling
NGN	Nigerian Naira
PEN	Peruvian New Sol
PLN	Polish Zloty
TRY	New Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.
38

MassMutual High Yield Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 0.1%
Preferred Stock — 0.1%
Financials — 0.1%
Veritas Kapital Assurance PLC, Series G (a)	4,266	$98,118
Veritas Kapital Assurance PLC, Series G-1 (a)	2,948	67,804
TOTAL PREFERRED STOCK (Cost $113,148)		165,922
TOTAL EQUITIES (Cost $113,148)		165,922
	Principal Amount
Bonds & Notes — 95.7%
Bank Loans — 9.8%
Advertising — 0.5%
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.899% VRN 6/18/29 (b)	$829,238	775,819
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.389% VRN 4/11/29 (b)	1,462,041	1,255,980
		2,031,799
Building Materials — 0.1%
Knife River HoldCo, Term Loan, 3 mo. USD Term SOFR + 2.000%
6.292% VRN 2/20/32 (b)	342,446	341,162
Chemicals — 0.1%
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.689% VRN 4/23/29 (b)	500,052	438,170
Computers — 0.5%
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.323% VRN 3/01/29 (b)	2,458	2,342
SonicWall US Holdings, Inc., 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
11.949% VRN 5/18/26 (b)	38,923	35,943
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
8.552% VRN 4/24/28 (b)	1,973,271	1,896,096
		1,934,381

	Principal Amount	Value
Diversified Financial Services — 0.2%
Aretec Group, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.825% VRN 8/09/30 (b)	$743,408	$736,472
Electric — 0.4%
Talen Energy Supply LLC, 2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.818% VRN 12/15/31 (b)	1,590,514	1,585,679
Entertainment — 0.5%
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.825% VRN 4/26/30 (b)	1,803,056	1,773,757
Health Care - Services — 1.6%
Aveanna Healthcare LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.163% VRN 7/17/28 (b)	947,000	926,053
Midwest Physician Administrative Services LLC, 2021 Term Loan,
0.000% 3/12/28 (b) (c)	1,001,392	868,708
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.675% VRN 2/23/29 (b)	1,009,398	927,203
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 5.000%, PIK 1.500%, Cash 8.090% - 9.590% VRN 1/31/29 (b) (d)	2,087,720	2,008,449
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250%
9.769% VRN 3/02/27 (b)	1,203,050	1,169,557
		5,899,970
Leisure Time — 0.5%
Sabre GLBL, Inc.
2021 Term Loan B2,
0.000% 12/17/27 (b) (c)	646,370	619,707
2021 Term Loan B1,
0.000% 12/17/27 (b) (c)	553,848	531,002
2024 Term Loan B1,
0.000% 11/15/29 (b) (c)	933,660	910,318
		2,061,027

The accompanying notes are an integral part of the financial statements.
39

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.6%
Learfield Communications LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%
8.825% VRN 6/30/28 (b)	$2,063,190	$2,062,158
Oil & Gas — 0.2%
CVR Energy, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.299% VRN 12/30/27 (b)	591,178	591,178
Packaging & Containers — 1.2%
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
8.545% VRN 5/05/29 (b)	3,316,368	3,243,408
Trident TPI Holdings, Inc., 2024 Term Loan B7,
0.000% 9/15/28 (b) (c)	1,383,069	1,334,191
		4,577,599
Pharmaceuticals — 0.8%
Bausch Health Companies, Inc., 2025 Term Loan B,
0.000% 9/25/30 (b) (c)	1,982,569	1,903,266
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.399% VRN 10/01/27 (b)	994,404	930,593
		2,833,859
Software — 2.2%
Boxer Parent Co., Inc.
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.291% VRN 7/30/31 (b)	983,382	965,110
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
10.041% VRN 7/30/32 (b)	3,020,349	2,899,535
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.549% VRN 7/06/29 (b) (c)	363,088	310,712
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.189% VRN 10/16/28 (b)	1,280,400	1,105,946
Ivanti Software, Inc.
2021 Add On non Co-op Term Loan B (Acquired 11/06/24, Cost $848,563), 3 mo. USD Term SOFR + 4.000%
8.547% VRN 12/01/27 (b) (e)	995,580	701,884

	Principal Amount	Value
2021 Non Co-op Term Loan B (Acquired 11/15/24, Cost $362,825), 3 mo. USD Term SOFR + 4.250%
8.817% VRN 12/01/27 (b) (e)	$427,312	$304,994
Renaissance Holding Corp., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.000%
8.325% VRN 4/05/30 (b)	1,855,717	1,818,380
Veritas US, Inc., 2024 Priority Term Loan, 3 mo. USD Term SOFR + 12.500%
16.799% VRN 12/09/29 (b)	813	813
		8,107,374
Telecommunications — 0.4%
Lumen Technologies, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.350%
6.789% VRN 4/15/29 (b)	595,486	570,178
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
7.439% VRN 3/09/27 (b)	1,071,000	994,691
		1,564,869
TOTAL BANK LOANS (Cost $37,508,483)		36,539,454
Corporate Debt — 85.9%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (f)	710,000	729,216
7.500% 6/01/29 (f) (g)	500,000	412,928
7.875% 4/01/30 (f)	750,000	735,333
CMG Media Corp.
8.875% 6/18/29 (f)	648,000	558,900
Stagwell Global LLC
5.625% 8/15/29 (f)	1,019,000	970,402
		3,406,779
Aerospace & Defense — 0.8%
Boeing Co.
6.388% 5/01/31	359,000	382,557
6.528% 5/01/34	938,000	1,005,054
Goat Holdco LLC
6.750% 2/01/32 (f)	1,725,000	1,688,327
		3,075,938
Airlines — 1.4%
American Airlines, Inc.
7.250% 2/15/28 (f) (g)	744,000	740,238

The accompanying notes are an integral part of the financial statements.
40

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% 4/20/29 (f)	$760,000	$743,646
AS Mileage Plan IP Ltd.
5.021% 10/20/29 (f)	946,000	926,401
5.308% 10/20/31 (f)	946,000	924,857
JetBlue Airways Corp./ JetBlue Loyalty LP
9.875% 9/20/31 (f)	911,000	899,240
OneSky Flight LLC
8.875% 12/15/29 (f)	1,150,000	1,162,288
		5,396,670
Apparel — 0.3%
Wolverine World Wide, Inc.
4.000% 8/15/29 (f)	1,137,000	962,024
Auto Manufacturers — 0.6%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (f)	2,011,000	2,066,660
Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd.
7.500% 2/15/33 (f) (g)	2,687,000	2,515,847
Phinia, Inc.
6.750% 4/15/29 (f)	580,000	587,287
6.625% 10/15/32 (f)	1,266,000	1,241,619
		4,344,753
Building Materials — 2.3%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% 12/15/30 (f)	2,191,000	2,191,971
Knife River Corp.
7.750% 5/01/31 (f)	1,082,000	1,126,550
Quikrete Holdings, Inc.
6.375% 3/01/32 (f)	1,105,000	1,112,017
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (f)	1,627,000	1,578,618
8.875% 11/15/31 (f)	1,301,000	1,347,883
Wilsonart LLC
11.000% 8/15/32 (f)	1,178,000	1,080,868
		8,437,907
Chemicals — 2.9%
Celanese US Holdings LLC
6.629% STEP 7/15/32 (g)	1,746,000	1,793,093
6.950% STEP 11/15/33 (g)	917,000	958,330
Consolidated Energy Finance SA
5.625% 10/15/28 (f)	4,296,000	3,694,560
12.000% 2/15/31 (f)	254,000	253,392

	Principal Amount	Value
Olympus Water US Holding Corp.
9.750% 11/15/28 (f)	$1,401,000	$1,454,539
Vibrantz Technologies, Inc.
9.000% 2/15/30 (f) (g)	3,333,000	2,716,447
		10,870,361
Commercial Services — 2.1%
ADT Security Corp.
4.875% 7/15/32 (f)	998,000	931,619
Alta Equipment Group, Inc.
9.000% 6/01/29 (f) (g)	949,000	830,235
Cimpress PLC
7.375% 9/15/32 (f) (g)	1,556,000	1,429,836
PROG Holdings, Inc.
6.000% 11/15/29 (f)	3,185,100	2,940,124
Upbound Group, Inc.
6.375% 2/15/29 (f) (g)	953,000	901,035
Williams Scotsman, Inc.
4.625% 8/15/28 (f)	972,000	942,038
		7,974,887
Computers — 0.4%
McAfee Corp.
7.375% 2/15/30 (f)	1,399,000	1,238,222
Parsons Corp.
2.625% 3/01/29	182,000	181,363
		1,419,585
Distribution & Wholesale — 1.0%
Resideo Funding, Inc.
4.000% 9/01/29 (f)	1,882,000	1,708,639
6.500% 7/15/32 (f)	2,129,000	2,123,912
		3,832,551
Diversified Financial Services — 4.5%
Aretec Group, Inc.
10.000% 8/15/30 (f)	1,099,000	1,179,883
Coinbase Global, Inc.
3.375% 10/01/28 (f)	305,000	275,347
3.625% 10/01/31 (f)	373,000	315,532
GGAM Finance Ltd.
6.875% 4/15/29 (f)	1,427,000	1,443,974
8.000% 2/15/27 (f)	2,005,000	2,054,155
Jefferson Capital Holdings LLC
6.000% 8/15/26 (f)	2,664,000	2,648,275
9.500% 2/15/29 (f)	2,630,000	2,791,377
PRA Group, Inc.
5.000% 10/01/29 (f) (g)	4,955,000	4,563,731
8.375% 2/01/28 (f)	445,000	454,786
8.875% 1/31/30 (f)	1,053,000	1,098,145
		16,825,205

The accompanying notes are an integral part of the financial statements.
41

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 4.4%
Atlantica Sustainable Infrastructure PLC
4.125% 6/15/28 (f)	$984,000	$925,138
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (f)	2,416,000	2,342,691
Edison International
5 yr. CMT + 3.658% 7.875% VRN 6/15/54 (b) (g)	294,000	282,956
5 yr. CMT + 3.864% 8.125% VRN 6/15/53 (b) (g)	210,000	204,792
Lightning Power LLC
7.250% 8/15/32 (f)	3,631,000	3,738,405
Pike Corp.
5.500% 9/01/28 (f) (g)	2,144,000	2,074,340
Talen Energy Supply LLC
8.625% 6/01/30 (f)	5,439,000	5,769,158
XPLR Infrastructure Operating Partners LP
8.375% 1/15/31 (f) (g)	525,000	516,278
8.625% 3/15/33 (f) (g)	578,000	562,335
		16,416,093
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
6.375% 3/15/33 (f)	736,000	739,716
Electronics — 1.0%
Atkore, Inc.
4.250% 6/01/31 (f)	4,171,000	3,674,252
Engineering & Construction — 2.4%
Arcosa, Inc.
4.375% 4/15/29 (f)	2,976,000	2,788,995
6.875% 8/15/32 (f)	2,532,000	2,566,977
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (f)	1,332,000	1,282,810
7.500% 4/15/32 (f)	1,457,000	1,437,175
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (f)	879,000	859,993
		8,935,950
Entertainment — 1.1%
AMC Entertainment Holdings, Inc.
7.500% 2/15/29 (f) (g)	428,000	319,605
Jacobs Entertainment, Inc.
6.750% 2/15/29 (f)	1,294,000	1,241,762
Midwest Gaming Borrower LLC/ Midwest Gaming Finance Corp.
4.875% 5/01/29 (f)	987,000	926,319

	Principal Amount	Value
Rivers Enterprise Borrower LLC/ Rivers Enterprise Finance Corp.
6.625% 2/01/33 (f)	$1,056,000	$1,038,346
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
6.625% 5/01/32 (f)	459,000	462,797
		3,988,829
Environmental Controls — 0.5%
Enviri Corp.
5.750% 7/31/27 (f)	1,980,000	1,890,357
Food — 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC
6.250% 3/15/33 (f)	938,000	947,139
B&G Foods, Inc.
8.000% 9/15/28 (f)	1,066,000	1,071,059
Performance Food Group, Inc.
4.250% 8/01/29 (f)	1,249,000	1,167,987
Viking Baked Goods Acquisition Corp.
8.625% 11/01/31 (f)	1,852,000	1,716,207
		4,902,392
Hand & Machine Tools — 1.2%
Regal Rexnord Corp.
6.400% 4/15/33	4,379,000	4,545,598
Health Care - Services — 6.6%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (f)	1,415,000	1,118,524
5.250% 5/15/30 (f)	50,000	41,252
5.625% 3/15/27 (f)	556,000	530,936
6.000% 1/15/29 (f)	1,141,000	1,013,953
6.125% 4/01/30 (f)	452,000	269,785
6.875% 4/15/29 (f) (g)	472,000	306,084
10.875% 1/15/32 (f)	653,000	643,317
Fortrea Holdings, Inc.
7.500% 7/01/30 (f) (g)	953,000	866,584
LifePoint Health, Inc.
5.375% 1/15/29 (f) (g)	426,000	373,869
9.875% 8/15/30 (f)	2,970,000	3,133,653
10.000% 6/01/32 (f)	2,519,000	2,402,899
11.000% 10/15/30 (f)	1,134,000	1,232,782
Molina Healthcare, Inc.
4.375% 6/15/28 (f)	2,403,000	2,288,772
6.250% 1/15/33 (f)	2,540,000	2,499,839
Radiology Partners, Inc.
PIK 3.500%, Cash 4.275% 1/31/29 (d) (f)	1,065,049	1,054,399

The accompanying notes are an integral part of the financial statements.
42

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PIK 9.781%, Cash 9.780% 2/15/30 (d) (f)	$3,963,921	$3,686,447
Star Parent, Inc.
9.000% 10/01/30 (f)	460,000	453,401
Team Health Holdings, Inc. PIK 4.500%, Cash
9.000% 6/30/28 (d) (f)	2,479,000	2,671,122
		24,587,618
Home Builders — 2.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (f)	1,241,000	1,123,168
Forestar Group, Inc.
6.500% 3/15/33 (f)	645,000	631,447
Mattamy Group Corp.
4.625% 3/01/30 (f)	5,293,000	4,872,078
5.250% 12/15/27 (f)	25,000	24,287
New Home Co., Inc.
9.250% 10/01/29 (f)	1,014,000	1,040,105
		7,691,085
Housewares — 0.5%
Newell Brands, Inc.
5.700% STEP 4/01/26	262,000	261,679
6.375% 9/15/27 (g)	291,000	292,077
6.375% 5/15/30 (g)	463,000	450,421
6.625% 5/15/32 (g)	389,000	377,893
6.875% STEP 4/01/36 (g)	417,000	405,154
		1,787,224
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (f)	1,429,000	1,434,588
Ryan Specialty LLC
5.875% 8/01/32 (f)	495,000	488,903
		1,923,491
Internet — 0.3%
GrubHub Holdings, Inc.
5.500% 7/01/27 (f) (g)	1,244,000	1,142,556
Investment Companies — 1.5%
HA Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34 (f)	1,945,000	1,922,422
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	1,921,000	1,826,316
9.000% 6/15/30	2,063,000	1,950,065
		5,698,803

	Principal Amount	Value
Leisure Time — 2.0%
Carnival Corp.
6.125% 2/15/33 (f)	$2,170,000	$2,138,383
NCL Corp. Ltd.
6.750% 2/01/32 (f)	252,000	248,926
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	589,000	625,518
8.625% 6/01/27 (f) (g)	2,700,000	2,671,874
10.750% 11/15/29 (f) (g)	1,764,000	1,776,836
		7,461,537
Lodging — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% 1/15/32 (f)	373,000	369,594
Media — 6.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (f)	2,361,000	2,092,148
4.250% 1/15/34 (f) (g)	1,588,000	1,306,130
4.500% 5/01/32	853,000	740,454
CSC Holdings LLC
4.500% 11/15/31 (f)	427,000	309,630
5.750% 1/15/30 (f)	939,000	497,670
7.500% 4/01/28 (f)	800,000	565,700
11.750% 1/31/29 (f)	2,506,000	2,430,425
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (f)	847,000	287,980
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (f)	3,680,000	3,566,089
10.000% 2/15/31 (f)	465,000	446,493
DISH DBS Corp.
5.125% 6/01/29	380,000	247,930
5.250% 12/01/26 (f)	845,000	775,664
7.375% 7/01/28	1,036,000	739,507
DISH Network Corp.
11.750% 11/15/27 (f)	1,026,000	1,080,457
Gray Media, Inc.
5.375% 11/15/31 (f)	747,000	466,319
iHeartCommunications, Inc.
4.750% 1/15/28 (f)	912,000	686,006
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (f)	1,039,000	868,644
McGraw-Hill Education, Inc.
5.750% 8/01/28 (f)	1,360,000	1,327,945
8.000% 8/01/29 (f)	1,010,000	993,328

The accompanying notes are an integral part of the financial statements.
43

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sinclair Television Group, Inc.
8.125% 2/15/33 (f)	$960,000	$947,313
Time Warner Cable Enterprises LLC
8.375% 7/15/33	836,000	954,220
Virgin Media Secured Finance PLC
4.500% 8/15/30 (f)	236,000	207,590
5.500% 5/15/29 (f)	1,317,000	1,247,383
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (f)	588,000	555,755
		23,340,780
Mining — 2.7%
Constellium SE
3.750% 4/15/29 (f)	4,024,000	3,645,712
5.625% 6/15/28 (f)	1,405,000	1,362,591
6.375% 8/15/32 (f) (g)	585,000	571,252
First Quantum Minerals Ltd.
8.000% 3/01/33 (f)	1,614,000	1,635,395
9.375% 3/01/29 (f)	1,397,000	1,469,150
Novelis Corp.
3.250% 11/15/26 (f)	304,000	293,889
3.875% 8/15/31 (f) (g)	313,000	272,124
4.750% 1/30/30 (f)	1,000,000	932,405
		10,182,518
Miscellaneous - Manufacturing — 0.8%
Amsted Industries, Inc.
6.375% 3/15/33 (f)	2,510,000	2,496,684
Axon Enterprise, Inc.
6.125% 3/15/30 (f)	173,000	174,596
6.250% 3/15/33 (f)	194,000	195,996
		2,867,276
Oil & Gas — 3.7%
CVR Energy, Inc.
5.750% 2/15/28 (f)	2,353,000	2,193,169
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (f)	443,000	421,280
6.000% 2/01/31 (f)	1,792,000	1,669,687
6.875% 5/15/34 (f)	1,600,000	1,504,771
Parkland Corp.
4.500% 10/01/29 (f)	1,941,000	1,830,405
4.625% 5/01/30 (f)	1,669,000	1,566,333
6.625% 8/15/32 (f)	3,903,000	3,900,766
Sunoco LP
6.250% 7/01/33 (f)	753,000	753,788
		13,840,199

	Principal Amount	Value
Packaging & Containers — 2.0%
Clydesdale Acquisition Holdings, Inc.
6.750% 4/15/32 (f) (h)	$1,020,000	$1,027,056
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (f)	2,895,000	2,837,100
9.250% 4/15/27 (f)	2,291,000	2,161,096
Trident TPI Holdings, Inc.
12.750% 12/31/28 (f)	1,269,000	1,361,037
		7,386,289
Pharmaceuticals — 4.9%
1261229 BC Ltd.
10.000% 4/15/32 (f) (h)	727,000	722,538
1375209 BC Ltd.
9.000% 1/30/28 (f) (g)	4,852,000	4,848,243
AdaptHealth LLC
5.125% 3/01/30 (f)	1,888,000	1,720,282
Bausch Health Americas, Inc.
8.500% 1/31/27 (f)	390,000	370,566
9.250% 4/01/26 (f)	367,000	359,416
Bausch Health Cos., Inc.
4.875% 6/01/28 (f)	1,347,000	1,087,702
5.250% 1/30/30 (f) (g)	1,102,000	652,935
5.500% 11/01/25 (f) (g)	870,000	869,130
5.750% 8/15/27 (f) (g)	394,000	393,311
9.000% 12/15/25 (f)	401,000	401,000
11.000% 9/30/28 (f) (g)	525,000	500,063
14.000% 10/15/30 (f)	367,000	346,613
Grifols SA
4.750% 10/15/28 (f)	3,098,000	2,860,424
Herbalife Ltd., Convertible,
4.250% 6/15/28	399,000	342,228
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (f)	800,000	799,064
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (f)	355,000	273,777
12.250% 4/15/29 (f)	875,000	940,784
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.750% 5/15/34 (f) (g)	680,000	667,199
		18,155,275
Pipelines — 5.2%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (f)	4,134,000	3,965,974

The accompanying notes are an integral part of the financial statements.
44

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	$662,000	$667,152
Harvest Midstream I LP
7.500% 9/01/28 (f)	1,911,000	1,930,116
ITT Holdings LLC
6.500% 8/01/29 (f)	6,379,000	5,884,828
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (f)	624,000	628,360
8.375% 2/15/32 (f)	1,455,000	1,458,120
Northriver Midstream Finance LP
6.750% 7/15/32 (f)	1,549,000	1,563,446
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (f)	869,000	804,437
4.125% 8/15/31 (f)	994,000	903,148
Venture Global LNG, Inc.
7.000% 1/15/30 (f)	384,000	378,312
8.375% 6/01/31 (f)	665,000	674,497
9.875% 2/01/32 (f)	396,000	420,586
		19,278,976
Private Equity — 0.4%
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (f)	1,726,000	1,674,166
Real Estate Investment Trusts (REITS) — 2.5%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (f)	993,000	934,602
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.500% 9/30/28 (f)	535,000	504,287
RLJ Lodging Trust LP
4.000% 9/15/29 (f)	2,345,000	2,103,526
Service Properties Trust
4.950% 2/15/27	284,000	276,021
5.500% 12/15/27	505,000	487,116
8.375% 6/15/29	390,000	389,828
8.875% 6/15/32 (g)	907,000	897,581
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% 1/15/30 (f)	436,000	377,293
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (f)	2,682,000	2,408,965
10.500% 2/15/28 (f)	674,000	715,985
Uniti Group, Inc., Convertible,
7.500% 12/01/27 (f)	314,000	349,168
		9,444,372

	Principal Amount	Value
Retail — 4.9%
1011778 BC ULC/New Red Finance, Inc.
5.625% 9/15/29 (f)	$415,000	$410,822
6.125% 6/15/29 (f)	1,577,000	1,586,956
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	655,801
6.875% 11/01/35	1,611,000	1,631,870
Carvana Co. PIK 14.000%, Cash
9.000% 6/01/31 (d) (f)	2,394,761	2,660,606
CEC Entertainment LLC
6.750% 5/01/26 (f) (g)	1,826,000	1,800,845
Michaels Cos., Inc.
5.250% 5/01/28 (f)	250,000	171,624
7.875% 5/01/29 (f)	813,000	431,285
Murphy Oil USA, Inc.
3.750% 2/15/31 (f)	1,053,000	935,255
Staples, Inc.
10.750% 9/01/29 (f)	832,000	751,662
12.750% 1/15/30 (f)	602,744	408,243
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
5.000% 6/01/31 (f)	1,271,000	1,147,488
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (f)	4,415,000	4,076,845
Walgreens Boots Alliance, Inc.
3.450% 6/01/26	1,752,000	1,719,177
		18,388,479
Software — 2.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% 6/15/29 (f)	220,000	193,021
Cloud Software Group, Inc.
6.500% 3/31/29 (f)	3,597,000	3,496,520
8.250% 6/30/32 (f)	445,000	452,445
9.000% 9/30/29 (f)	3,953,000	3,942,682
		8,084,668
Telecommunications — 4.5%
Altice Financing SA
5.000% 1/15/28 (f)	1,612,000	1,209,527
5.750% 8/15/29 (f)	699,000	511,307
C&W Senior Finance Ltd.
9.000% 1/15/33 (f)	935,000	919,976
CommScope LLC
4.750% 9/01/29 (f) (g)	413,000	367,178
9.500% 12/15/31 (f)	917,000	944,510

The accompanying notes are an integral part of the financial statements.
45

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Connect Finco SARL/Connect US Finco LLC
9.000% 9/15/29 (f)	$1,020,000	$929,964
Consolidated Communications, Inc.
5.000% 10/01/28 (f)	1,858,000	1,741,699
6.500% 10/01/28 (f)	1,618,000	1,560,093
EchoStar Corp.
6.750% 11/30/30	1,239,000	1,124,192
10.750% 11/30/29	2,341,000	2,459,836
Level 3 Financing, Inc.
11.000% 11/15/29 (f)	2,219,244	2,473,438
Sable International Finance Ltd.
7.125% 10/15/32 (f)	1,159,000	1,111,072
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (f)	368,000	374,663
Zayo Group Holdings, Inc.
4.000% 3/01/27 (f)	283,000	257,767
6.125% 3/01/28 (f) (g)	1,157,000	962,332
		16,947,554
Transportation — 1.8%
Carriage Purchaser, Inc.
7.875% 10/15/29 (f)	1,473,000	1,313,454
Seaspan Corp.
5.500% 8/01/29 (f)	6,087,320	5,513,633
		6,827,087
TOTAL CORPORATE DEBT (Cost $328,046,081)		320,786,054
TOTAL BONDS & NOTES (Cost $365,554,564)		357,325,508
TOTAL LONG-TERM INVESTMENTS (Cost $365,667,712)		357,491,430
Short-Term Investments — 13.2%
Commercial Paper — 1.6%
Broadcom, Inc.
4.622% 4/08/25 (f)	6,000,000	5,993,971
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 9.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (i)	36,999,930	36,999,930

	Principal Amount	Value
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (j)	$6,490,301	$6,490,301
TOTAL SHORT-TERM INVESTMENTS (Cost $49,484,934)		49,484,202
TOTAL INVESTMENTS — 109.0% (Cost $415,152,646) (k)		406,975,632
Other Assets/ (Liabilities) — (9.0)%		(33,500,434)
NET ASSETS — 100.0%		$373,475,198

Abbreviation Legend

CMT	Constant Maturity Treasury Index
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2025, where the rate will be determined at time of settlement.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)
Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $1,006,878 or 0.27% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $297,904,246 or 79.77% of net assets.

The accompanying notes are an integral part of the financial statements.
46

MassMutual High Yield Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(g)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $37,211,103 or 9.96% of net assets. The Fund received $997,487 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(j)
Maturity value of $6,490,797. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $6,620,267.

(k)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	80.9%
Canada	6.6%
Hong Kong	1.5%
United Kingdom	1.4%
Ireland	1.3%
Switzerland	1.1%
Spain	1.0%
Zambia	0.8%
Panama	0.5%
Luxembourg	0.5%
Puerto Rico	0.2%
Total Long-Term Investments	95.8%
Short-Term Investments and Other Assets and Liabilities	4.2%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
47

MassMutual Balanced Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 64.5%
Common Stock — 64.5%
Communication Services — 2.0%
Electronic Arts, Inc.	971	$140,329
Netflix, Inc. (a)	488	455,075
Omnicom Group, Inc.	1,207	100,072
Verizon Communications, Inc.	19,910	903,118
Walt Disney Co.	2,036	200,953
		1,799,547
Consumer Discretionary — 6.4%
Aptiv PLC (a)	1,917	114,061
AutoZone, Inc. (a)	116	442,282
Booking Holdings, Inc.	163	750,926
Chipotle Mexican Grill, Inc. (a)	2,609	130,998
DR Horton, Inc.	928	117,977
eBay, Inc.	3,058	207,118
Ford Motor Co.	19,808	198,674
Garmin Ltd.	539	117,033
Genuine Parts Co.	447	53,256
Hilton Worldwide Holdings, Inc.	932	212,077
Home Depot, Inc.	2,744	1,005,649
Las Vegas Sands Corp.	1,961	75,753
Lowe’s Cos., Inc.	2,972	693,160
Lululemon Athletica, Inc. (a)	216	61,141
Marriott International, Inc. Class A	720	171,504
NIKE, Inc. Class B	3,330	211,388
Ross Stores, Inc.	916	117,056
Royal Caribbean Cruises Ltd.	354	72,726
TJX Cos., Inc.	6,144	748,339
Ulta Beauty, Inc. (a)	145	53,148
Yum! Brands, Inc.	1,403	220,776
		5,775,042
Consumer Staples — 4.8%
Brown-Forman Corp. Class B	294	9,978
Church & Dwight Co., Inc.	457	50,311
Coca-Cola Co.	6,807	487,517
Colgate-Palmolive Co.	4,528	424,274
Constellation Brands, Inc. Class A	371	68,086
Dollar General Corp.	532	46,779
Dollar Tree, Inc. (a)	305	22,896
Estee Lauder Cos., Inc. Class A	262	17,292
General Mills, Inc.	7,073	422,895
Hershey Co.	506	86,541
Hormel Foods Corp.	934	28,898
Kellanova	400	32,996
Kenvue, Inc.	1,978	47,432
Keurig Dr. Pepper, Inc.	3,446	117,922
Kimberly-Clark Corp.	1,631	231,961

	Number of Shares	Value
Kroger Co.	1,857	$125,700
McCormick & Co., Inc.	405	33,336
Mondelez International, Inc. Class A	3,174	215,356
PepsiCo, Inc.	4,275	640,994
Procter & Gamble Co.	6,316	1,076,373
Sysco Corp.	874	65,585
Target Corp.	1,418	147,982
		4,401,104
Energy — 1.8%
Baker Hughes Co.	939	41,269
Cheniere Energy, Inc.	1,271	294,109
Halliburton Co.	4,808	121,979
Kinder Morgan, Inc.	20,750	591,998
ONEOK, Inc.	1,355	134,443
Schlumberger NV	2,324	97,143
Williams Cos., Inc.	6,059	362,086
		1,643,027
Financials — 9.5%
Aflac, Inc.	2,422	269,302
Allstate Corp.	1,014	209,969
American Express Co.	1,713	460,883
Ameriprise Financial, Inc.	267	129,257
Aon PLC Class A	247	98,575
Apollo Global Management, Inc.	227	31,085
Arch Capital Group Ltd.	1,428	137,345
Arthur J Gallagher & Co.	511	176,418
Bank of New York Mellon Corp.	1,076	90,244
Blackstone, Inc.	566	79,115
Block, Inc. (a)	130	7,063
Charles Schwab Corp.	1,390	108,809
Chubb Ltd.	1,741	525,765
CME Group, Inc.	826	219,130
Discover Financial Services	550	93,885
Fidelity National Information Services, Inc.	2,442	182,369
Fifth Third Bancorp	1,397	54,762
Fiserv, Inc. (a)	2,158	476,551
Global Payments, Inc.	550	53,856
Hartford Insurance Group, Inc.	2,225	275,299
Intercontinental Exchange, Inc.	1,005	173,363
KKR & Co., Inc.	633	73,181
M&T Bank Corp.	349	62,384
Marsh & McLennan Cos., Inc.	1,337	326,268
MetLife, Inc.	3,713	298,117
Moody’s Corp.	289	134,584
Morgan Stanley	3,355	391,428
MSCI, Inc.	90	50,895
Nasdaq, Inc.	623	47,261

The accompanying notes are an integral part of the financial statements.
48

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NU Holdings Ltd. Class A (a)	2,703	$27,679
PayPal Holdings, Inc. (a)	4,364	284,751
Principal Financial Group, Inc.	557	46,994
Progressive Corp.	2,250	636,773
Prudential Financial, Inc.	1,096	122,401
Regions Financial Corp.	2,444	53,108
S&P Global, Inc.	478	242,872
State Street Corp.	629	56,314
T. Rowe Price Group, Inc.	483	44,373
Travelers Cos., Inc.	907	239,865
Truist Financial Corp.	1,572	64,688
Visa, Inc. Class A	4,146	1,453,007
Willis Towers Watson PLC	230	77,729
		8,587,717
Health Care — 7.5%
Abbott Laboratories	3,319	440,265
Agilent Technologies, Inc.	457	53,460
Align Technology, Inc. (a)	29	4,607
Amgen, Inc.	843	262,637
Baxter International, Inc.	383	13,110
Becton Dickinson & Co.	619	141,788
Biogen, Inc. (a)	188	25,726
BioNTech SE ADR (a)	255	23,220
Boston Scientific Corp. (a)	3,232	326,044
Bristol-Myers Squibb Co.	6,396	390,092
Cardinal Health, Inc.	325	44,775
Cencora, Inc.	335	93,160
Centene Corp. (a)	422	25,620
Cigna Group	550	180,950
CVS Health Corp.	1,652	111,923
Danaher Corp.	965	197,825
Dexcom, Inc. (a)	124	8,468
Edwards Lifesciences Corp. (a)	485	35,153
Elevance Health, Inc.	206	89,602
Eli Lilly & Co.	772	637,603
Gilead Sciences, Inc.	5,686	637,116
Humana, Inc.	48	12,701
IDEXX Laboratories, Inc. (a)	41	17,218
Illumina, Inc. (a)	88	6,982
Intuitive Surgical, Inc. (a)	205	101,530
IQVIA Holdings, Inc. (a)	217	38,257
McKesson Corp.	354	238,238
Medtronic PLC	3,521	316,397
Merck & Co., Inc.	4,257	382,108
Mettler-Toledo International, Inc. (a)	30	35,427
Moderna, Inc. (a)	75	2,126
Pfizer, Inc.	10,387	263,207
Regeneron Pharmaceuticals, Inc.	151	95,769
Stryker Corp.	330	122,843

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	682	$339,363
UnitedHealth Group, Inc.	1,503	787,196
Veeva Systems, Inc. Class A (a)	77	17,836
Vertex Pharmaceuticals, Inc. (a)	332	160,960
Waters Corp. (a)	57	21,008
West Pharmaceutical Services, Inc.	44	9,851
Zoetis, Inc.	578	95,168
		6,807,329
Industrials — 4.6%
AMETEK, Inc.	390	67,135
Automatic Data Processing, Inc.	1,247	380,996
Carrier Global Corp.	666	42,224
Cintas Corp.	1,561	320,832
Copart, Inc. (a)	1,533	86,753
CSX Corp.	3,934	115,778
Cummins, Inc.	386	120,988
Deere & Co.	689	323,382
Eaton Corp. PLC	530	144,070
Emerson Electric Co.	1,150	126,086
FedEx Corp.	474	115,552
Honeywell International, Inc.	1,249	264,476
Illinois Tool Works, Inc.	531	131,693
Ingersoll Rand, Inc.	488	39,055
Johnson Controls International PLC	1,289	103,262
Norfolk Southern Corp.	193	45,712
Otis Worldwide Corp.	766	79,051
Paychex, Inc.	539	83,157
Republic Services, Inc.	695	168,301
Rockwell Automation, Inc.	87	22,479
Trane Technologies PLC	582	196,087
Union Pacific Corp.	984	232,460
United Parcel Service, Inc. Class B	1,129	124,179
United Rentals, Inc.	142	88,991
Verisk Analytics, Inc.	376	111,905
Vertiv Holdings Co. Class A	296	21,371
W.W. Grainger, Inc.	129	127,430
Waste Connections, Inc.	842	164,350
Waste Management, Inc.	1,191	275,728
Xylem, Inc.	191	22,817
		4,146,300
Information Technology — 22.6%
Accenture PLC Class A	1,622	506,129
Adobe, Inc. (a)	705	270,389
Advanced Micro Devices, Inc. (a)	703	72,226
Amphenol Corp. Class A	3,818	250,423
Analog Devices, Inc.	1,276	257,331
ANSYS, Inc. (a)	146	46,218
Apple, Inc.	19,138	4,251,124
Applied Materials, Inc.	2,041	296,190

The accompanying notes are an integral part of the financial statements.
49

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Arista Networks, Inc. (a)	2,655	$205,709
Autodesk, Inc. (a)	296	77,493
Broadcom, Inc.	5,908	989,176
Cadence Design Systems, Inc. (a)	365	92,830
CDW Corp.	304	48,719
Cisco Systems, Inc.	15,608	963,170
Cognizant Technology Solutions Corp. Class A	1,309	100,139
Corning, Inc.	3,430	157,025
Crowdstrike Holdings, Inc. Class A (a)	152	53,592
Dell Technologies, Inc. Class C	732	66,722
Fortinet, Inc. (a)	954	91,832
Gartner, Inc. (a)	169	70,936
GLOBALFOUNDRIES, Inc. (a)	110	4,060
Hewlett Packard Enterprise Co.	6,109	94,262
HP, Inc.	3,477	96,278
HubSpot, Inc. (a)	51	29,136
Intel Corp.	2,212	50,235
International Business Machines Corp.	4,134	1,027,960
Intuit, Inc.	436	267,700
Keysight Technologies, Inc. (a)	459	68,744
KLA Corp.	343	233,171
Lam Research Corp.	3,410	247,907
Marvell Technology, Inc.	806	49,625
Micron Technology, Inc.	1,541	133,897
Microsoft Corp.	9,283	3,484,745
Monolithic Power Systems, Inc.	74	42,919
Motorola Solutions, Inc.	1,003	439,123
NetApp, Inc.	992	87,137
NVIDIA Corp.	29,844	3,234,493
Oracle Corp.	3,099	433,271
Palo Alto Networks, Inc. (a)	576	98,289
Roper Technologies, Inc.	356	209,890
Salesforce, Inc.	1,636	439,037
ServiceNow, Inc. (a)	348	277,057
Snowflake, Inc. Class A (a)	104	15,201
Super Micro Computer, Inc. (a)	198	6,780
Synopsys, Inc. (a)	169	72,476
Texas Instruments, Inc.	2,390	429,483
Workday, Inc. Class A (a)	234	54,646
		20,494,895
Materials — 1.7%
Air Products & Chemicals, Inc.	245	72,256
Ball Corp.	226	11,768
Dow, Inc.	843	29,438
DuPont de Nemours, Inc.	2,015	150,480
Ecolab, Inc.	591	149,830
International Flavors & Fragrances, Inc.	235	18,238

	Number of Shares	Value
Linde PLC (LIN US)	1,520	$707,773
LyondellBasell Industries NV Class A	944	66,458
Martin Marietta Materials, Inc.	72	34,425
Newmont Corp. (NEM US)	1,285	62,040
PPG Industries, Inc.	366	40,022
Sherwin-Williams Co.	416	145,263
Vulcan Materials Co.	161	37,561
		1,525,552
Real Estate — 1.4%
Alexandria Real Estate Equities, Inc.	419	38,762
American Tower Corp.	601	130,778
AvalonBay Communities, Inc.	471	101,086
CBRE Group, Inc. Class A (a)	891	116,525
Crown Castle, Inc.	638	66,499
Digital Realty Trust, Inc.	272	38,975
Equinix, Inc.	115	93,765
Equity Residential	1,840	131,707
Extra Space Storage, Inc.	216	32,074
Prologis, Inc.	865	96,698
Public Storage	397	118,818
SBA Communications Corp.	168	36,962
Simon Property Group, Inc.	596	98,984
Ventas, Inc.	1,095	75,292
VICI Properties, Inc.	3,612	117,823
		1,294,748
Utilities — 2.2%
Ameren Corp.	357	35,843
American Electric Power Co., Inc.	1,091	119,214
American Water Works Co., Inc.	138	20,358
CMS Energy Corp.	657	49,347
Consolidated Edison, Inc.	1,099	121,538
Dominion Energy, Inc.	718	40,258
Duke Energy Corp.	3,862	471,048
Edison International	762	44,897
Entergy Corp.	780	66,682
Eversource Energy	340	21,117
Exelon Corp.	3,402	156,764
FirstEnergy Corp.	1,268	51,253
NextEra Energy, Inc.	2,371	168,080
PPL Corp.	2,663	96,161
Public Service Enterprise Group, Inc.	1,078	88,719
Sempra	514	36,679
Southern Co.	2,890	265,736
WEC Energy Group, Inc.	911	99,281
Xcel Energy, Inc.	455	32,210
		1,985,185

The accompanying notes are an integral part of the financial statements.
50

MassMutual Balanced Fund — Portfolio of Investments (Continued)

Value
TOTAL COMMON STOCK (Cost $48,907,768)	$58,460,446
TOTAL EQUITIES (Cost $48,907,768)	58,460,446

	Principal Amount
Bonds & Notes — 37.2%
Corporate Debt — 11.6%
Agriculture — 0.1%
Archer-Daniels-Midland Co. 2.700% 9/15/51	$49,000	29,948
Bunge Ltd. Finance Corp. 3.250% 8/15/26	47,000	46,193
		76,141
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2021-1A, Class EETC, 2.875% 1/11/36	59,750	52,406
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% 10/20/25 (b)	20,748	20,676
		73,082
Auto Manufacturers — 0.1%
PACCAR Financial Corp. 4.600% 1/10/28	91,000	91,882
Banks — 3.6%
Australia & New Zealand Banking Group Ltd. 5 yr. CMT + 1.700% 2.570% VRN 11/25/35 (b) (c)	225,000	194,451
Bank of America Corp. 4.183% 11/25/27	41,000	40,632
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38 (c)	23,000	20,742
3 mo. USD Term SOFR + 1.572% 4.271% VRN 7/23/29 (c)	18,000	17,781
4.750% 4/21/45	63,000	56,026
1 day USD SOFR + 1.910% 5.288% VRN 4/25/34 (c)	69,000	69,312
5 yr. CMT + 3.231% 6.125% VRN (c) (d)	162,000	164,016
7.750% 5/14/38	20,000	23,712
Bank of New York Mellon Corp. 5 yr. CMT + 2.630% 3.750% VRN (c) (d)	156,000	149,115
1 day USD SOFR + 1.230% 5.060% VRN 7/22/32 (c)	41,000	41,431
Bank of Nova Scotia 4.500% 12/16/25	36,000	35,937

	Principal Amount	Value
Citigroup, Inc. 4.450% 9/29/27	$27,000	$26,873
1 day USD SOFR + 2.086% 4.910% VRN 5/24/33 (c)	71,000	69,622
5.500% 9/13/25	54,000	54,182
5.875% 1/30/42	18,000	18,427
6.000% 10/31/33	16,000	16,643
6.625% 6/15/32	14,000	15,089
8.125% 7/15/39	14,000	17,368
Citizens Financial Group, Inc. 1 day USD SOFR + 1.259% 5.253% VRN 3/05/31 (c)	24,000	24,129
Comerica, Inc. 1 day USD SOFR + 2.155% 5.982% VRN 1/30/30 (c)	27,000	27,436
Cooperatieve Rabobank UA 1 yr. CMT + 0.550% 1.106% VRN 2/24/27 (b) (c)	250,000	242,247
Fifth Third Bancorp 1 day USD SOFR + 1.840% 5.631% VRN 1/29/32 (c)	28,000	28,662
1 day USD SOFR + 2.340% 6.339% VRN 7/27/29 (c)	14,000	14,635
Goldman Sachs Group, Inc. 1 day USD SOFR + 0.798% 1.431% VRN 3/09/27 (c)	227,000	220,148
4.250% 10/21/25	32,000	31,918
1 day USD SOFR + 1.420% 5.016% VRN 10/23/35 (c)	51,000	49,590
1 day USD SOFR + 1.696% 5.734% VRN 1/28/56 (c)	32,000	31,872
1 day USD SOFR + 1.552% 5.851% VRN 4/25/35 (c)	63,000	65,110
5.950% 1/15/27	72,000	73,861
6.750% 10/01/37	32,000	34,604
Huntington Bancshares, Inc. 1 day USD SOFR + 2.020% 6.208% VRN 8/21/29 (c)	29,000	30,188
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.422% 3.702% VRN 5/06/30 (c)	160,000	153,963
1 day USD SOFR + 0.860% 4.505% VRN 10/22/28 (c)	47,000	46,953
1 day USD SOFR + 1.340% 4.946% VRN 10/22/35 (c)	56,000	54,802
5.600% 7/15/41	41,000	41,848
Mizuho Financial Group, Inc. 2.564% 9/13/31	200,000	171,610
Morgan Stanley 1 day USD SOFR + 1.485% 3.217% VRN 4/22/42 (c)	44,000	32,951

The accompanying notes are an integral part of the financial statements.
51

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD Term SOFR + 1.890% 4.431% VRN 1/23/30 (c)	$79,000	$78,000
1 day USD SOFR + 1.870% 5.250% VRN 4/21/34 (c)	73,000	73,036
1 day USD SOFR + 1.555% 5.320% VRN 7/19/35 (c)	69,000	69,007
PNC Financial Services Group, Inc. 1 day USD SOFR + 1.259% 4.812% VRN 10/21/32 (c)	51,000	50,452
1 day USD SOFR + 1.933% 5.068% VRN 1/24/34 (c)	54,000	53,458
1 day USD SOFR + 1.841% 5.582% VRN 6/12/29 (c)	85,000	87,403
Truist Financial Corp. 1 day USD SOFR + 1.620% 5.435% VRN 1/24/30 (c)	40,000	40,824
US Bancorp 1 day USD SOFR + 1.600% 4.839% VRN 2/01/34 (c)	79,000	76,765
1 day USD SOFR + 2.020% 5.775% VRN 6/12/29 (c)	66,000	68,068
Wells Fargo & Co. 1 day USD SOFR + 1.110% 5.244% VRN 1/24/31 (c)	119,000	120,995
1 day USD SOFR + 2.020% 5.389% VRN 4/24/34 (c)	67,000	67,462
1 day USD SOFR + 1.990% 5.557% VRN 7/25/34 (c)	54,000	54,949
5 yr. CMT + 3.606% 7.625% VRN (c) (d)	30,000	32,047
		3,280,352
Biotechnology — 0.5%
Amgen, Inc. 2.200% 2/21/27	347,000	333,197
5.250% 3/02/33	54,000	54,780
5.650% 3/02/53	36,000	35,313
		423,290
Commercial Services — 0.4%
Moody’s Corp.
4.250% 2/01/29	209,000	207,556
PayPal Holdings, Inc.
3.250% 6/01/50	27,000	18,179
Rollins, Inc.
5.250% 2/24/35 (b)	16,000	15,919
Triton Container International Ltd.
3.150% 6/15/31 (b)	100,000	86,709
		328,363

	Principal Amount	Value
Computers — 0.2%
Apple, Inc.
2.650% 5/11/50	$27,000	$17,005
3.000% 6/20/27	177,000	172,944
		189,949
Diversified Financial Services — 0.2%
American Express Co. 1 day USD SOFR Index + 1.020%
5.085% VRN 1/30/31 (c)	32,000	32,405
Capital One Financial Corp. 1 day USD SOFR + 2.036%
6.183% VRN 1/30/36 (c)	23,000	22,947
Mastercard, Inc.
4.350% 1/15/32	103,000	101,163
		156,515
Electric — 0.2%
Alabama Power Co.
5.100% 4/02/35	8,000	7,999
MidAmerican Energy Co.
5.300% 2/01/55	20,000	18,992
Nevada Power Co.
6.650% 4/01/36	20,000	22,034
Xcel Energy, Inc.
6.500% 7/01/36	99,000	105,862
		154,887
Environmental Controls — 0.0%
Republic Services, Inc.
5.000% 4/01/34	28,000	27,934
Food — 0.5%
Campbell’s Co.
5.250% 10/13/54	12,000	10,928
Conagra Brands, Inc.
4.850% 11/01/28	170,000	170,377
General Mills, Inc.
3.000% 2/01/51	112,000	71,840
Ingredion, Inc.
3.200% 10/01/26	25,000	24,492
Kroger Co.
5.000% 9/15/34	43,000	42,022
5.500% 9/15/54	26,000	24,525
Mars, Inc.
3.950% 4/01/49 (b)	67,000	52,932
5.200% 3/01/35 (b)	54,000	54,270
5.700% 5/01/55 (b)	24,000	23,980
		475,366

The accompanying notes are an integral part of the financial statements.
52

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.0%
Atmos Energy Corp.
5.000% 12/15/54	$13,000	$11,754
Health Care - Services — 0.4%
Cigna Group
4.800% 7/15/46	27,000	23,544
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	78,880
3.002% 6/01/51	80,000	51,971
Mayo Clinic
3.196% 11/15/61	106,000	68,961
Providence St. Joseph Health Obligated Group
2.700% 10/01/51	93,000	54,104
Quest Diagnostics, Inc.
6.400% 11/30/33	47,000	50,944
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	21,821
5.050% 4/15/53	20,000	18,111
5.875% 2/15/53	25,000	25,356
		393,692
Insurance — 0.7%
Arthur J Gallagher & Co.
4.850% 12/15/29	17,000	17,118
5.550% 2/15/55	18,000	17,272
Athene Holding Ltd.
3.950% 5/25/51	16,000	11,454
6.250% 4/01/54	37,000	37,057
Brighthouse Financial, Inc.
3.850% 12/22/51	68,000	44,009
GA Global Funding Trust
1.625% 1/15/26 (b)	37,000	36,088
Jackson Financial, Inc.
5.170% 6/08/27	78,000	78,653
Marsh & McLennan Cos., Inc.
5.450% 3/15/53	16,000	15,525
5.700% 9/15/53	42,000	42,629
New York Life Insurance Co.
3.750% 5/15/50 (b)	23,000	16,946
Pacific Life Global Funding II
5.500% 8/28/26 (b)	64,000	65,007
Prudential Financial, Inc.
5 yr. CMT + 3.035% 3.700% VRN 10/01/50 (c)	18,000	16,243
5.700% VRN 9/15/48 (c)	99,000	99,438

	Principal Amount	Value
Reinsurance Group of America, Inc.
3.150% 6/15/30	$49,000	$45,052
3.900% 5/15/29	54,000	52,341
USF&G Capital I
8.500% 12/15/45 (b)	35,000	37,403
		632,235
Internet — 0.0%
Alphabet, Inc.
2.250% 8/15/60	32,000	17,760
Uber Technologies, Inc.
4.800% 9/15/34	22,000	21,366
		39,126
Investment Companies — 0.2%
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	152,596
Sixth Street Lending Partners
6.125% 7/15/30 (b)	14,000	14,091
		166,687
Machinery - Diversified — 0.1%
AGCO Corp.
5.450% 3/21/27	18,000	18,221
5.800% 3/21/34	23,000	23,323
		41,544
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850% 4/01/61	46,000	27,938
6.484% 10/23/45	32,000	30,422
Comcast Corp.
2.937% 11/01/56	43,000	25,265
3.400% 7/15/46	41,000	29,340
3.969% 11/01/47	23,000	17,759
Discovery Communications LLC
3.950% 3/20/28	56,000	53,810
Time Warner Cable LLC
6.750% 6/15/39	27,000	26,984
		211,518
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	95,000	61,610
BP Capital Markets PLC 5 yr. CMT + 4.036% 4.375% VRN (c) (d)	12,000	11,934
		73,544
Packaging & Containers — 0.1%
Berry Global, Inc.
1.570% 1/15/26	48,000	46,786

The accompanying notes are an integral part of the financial statements.
53

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Silgan Holdings, Inc.
1.400% 4/01/26 (b)	$49,000	$47,285
WRKCo, Inc.
3.000% 6/15/33	27,000	23,171
		117,242
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.700% 5/14/45	67,000	60,510
5.050% 3/15/34	68,000	68,482
5.400% 3/15/54	45,000	44,199
Bristol-Myers Squibb Co.
6.250% 11/15/53	14,000	15,031
CVS Health Corp.
5.875% 6/01/53	17,000	16,048
6.125% 9/15/39	8,000	8,144
Eli Lilly & Co.
4.950% 2/27/63	33,000	30,044
		242,458
Pipelines — 0.7%
Enterprise Products Operating LLC
3 mo. USD Term SOFR + 3.295% 5.250% VRN 8/16/77 (c)	41,000	40,367
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78 (c)	27,000	26,410
Kinder Morgan, Inc.
3.250% 8/01/50	50,000	32,141
MPLX LP
1.750% 3/01/26	365,000	355,455
4.500% 4/15/38	27,000	23,708
5.650% 3/01/53	7,000	6,473
ONEOK, Inc.
6.625% 9/01/53	46,000	48,137
Sabine Pass Liquefaction LLC
4.500% 5/15/30	100,000	98,161
Williams Cos., Inc.
3.500% 10/15/51	45,000	30,802
5.800% 11/15/54	11,000	10,829
		672,483
Private Equity — 0.1%
Brookfield Finance, Inc.
3.900% 1/25/28	99,000	97,239
Real Estate — 0.1%
CBRE Services, Inc.
2.500% 4/01/31	121,000	105,331

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 1.2%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	$78,000	$65,174
5.150% 4/15/53	20,000	17,769
American Tower Corp.
1.600% 4/15/26	96,000	93,115
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	22,285
Crown Castle, Inc.
2.500% 7/15/31	88,000	75,144
3.700% 6/15/26	243,000	240,088
5.200% 2/15/49	11,000	9,827
Extra Space Storage LP
2.350% 3/15/32	65,000	54,364
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	76,963
Kimco Realty OP LLC
2.250% 12/01/31	58,000	49,311
Kite Realty Group LP
4.000% 10/01/26	110,000	108,823
4.950% 12/15/31	26,000	25,566
Mid-America Apartments LP
5.300% 2/15/32	68,000	69,119
NNN REIT, Inc.
5.600% 10/15/33	40,000	40,552
Prologis LP
4.875% 6/15/28	75,000	75,835
Public Storage Operating Co.
5.350% 8/01/53	14,000	13,431
Realty Income Corp.
4.850% 3/15/30	30,000	30,105
Regency Centers LP
5.250% 1/15/34	25,000	25,027
		1,092,498
Retail — 0.3%
McDonald’s Corp.
3.300% 7/01/25	100,000	99,647
5.450% 8/14/53	51,000	49,327
Starbucks Corp.
4.450% 8/15/49	86,000	70,784
Walmart, Inc.
4.500% 4/15/53	67,000	59,249
		279,007
Semiconductors — 0.4%
Broadcom, Inc.
5.200% 4/15/32	113,000	114,661

The accompanying notes are an integral part of the financial statements.
54

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Micron Technology, Inc.
4.185% 2/15/27	$200,000	$198,443
5.300% 1/15/31	33,000	33,369
		346,473
Software — 0.4%
Intuit, Inc.
5.500% 9/15/53	48,000	47,725
Microsoft Corp.
2.921% 3/17/52	80,000	53,647
Oracle Corp.
3.600% 4/01/40	197,000	154,946
5.550% 2/06/53	15,000	14,020
Synopsys, Inc.
5.150% 4/01/35	41,000	41,216
5.700% 4/01/55	12,000	11,915
		323,469
Telecommunications — 0.4%
Cisco Systems, Inc.
5.050% 2/26/34	36,000	36,485
T-Mobile USA, Inc.
5.050% 7/15/33	80,000	79,461
5.500% 1/15/55	36,000	34,243
6.000% 6/15/54	16,000	16,332
Verizon Communications, Inc.
3.700% 3/22/61	47,000	32,368
3.875% 2/08/29	180,000	175,704
		374,593
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	18,000	16,028
TOTAL CORPORATE DEBT (Cost $11,504,153)		10,514,682
Non-U.S. Government Agency Obligations — 3.8%
Automobile Asset-Backed Securities — 1.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (b)	150,000	142,853
Enterprise Fleet Financing LLC
Series 2021-3, Class A3, 1.220% 8/20/27 (b)	177,238	175,266
Series 2024-4, Class A3, 4.560% 11/20/28 (b)	50,000	50,206
Fifth Third Auto Trust, Series 2023-1, Class A3
5.530% 8/15/28	131,000	132,130

	Principal Amount	Value
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class A1
4.680% 11/15/28 (b)	$100,000	$100,367
Hyundai Auto Receivables Trust
Series 2021-C, Class A4, 1.030% 12/15/27	131,272	129,796
Series 2024-C, Class A3, 4.410% 5/15/29	62,000	62,093
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	70,000	68,765
		861,476
Commercial Mortgage-Backed Securities — 0.8%
Bank
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (c) (e)	29,000	26,125
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	30,083
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (c) (e)	24,330	22,823
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	48,690
Benchmark Mortgage Trust, Series 2019-B9, Class AAB
3.933% 3/15/52	206,213	202,850
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.814% 5.134% FRN 9/15/36 (b) (c)	115,000	113,994
Series 2021-VOLT, Class C, 1 mo. USD Term SOFR + 1.214% 5.534% FRN 9/15/36 (b) (c)	100,000	99,162
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.911% 2/13/53	140,000	126,877
Life Mortgage Trust, Series 2021-BMR, Class B, 1 mo. USD Term SOFR + 0.994%
5.314% FRN 3/15/38 (b) (c)	18,532	18,417
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (c) (e)	20,000	18,941
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (c) (e)	30,000	28,558
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	9,341
		745,861

The accompanying notes are an integral part of the financial statements.
55

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 0.4%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (b)	$130,000	$123,626
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (b)	83,135	82,667
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (b)	92,224	86,290
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (b)	87,154	81,767
		374,350
Whole Loan Collateral Collateralized Mortgage Obligations — 1.6%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (b) (c) (e)	176,074	155,146
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	197,976	183,545
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (b) (c) (e)	114,564	93,315
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (b) (c) (e)	93,954	79,802
Ellington Financial Mortgage Trust, Series 2022-3, Class A1,
5.000% STEP 8/25/67 (b)	178,183	177,292
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (b) (c) (e)	188,335	165,804
JP Morgan Mortgage Trust, Series 2022-8, Class A4A,
4.000% VRN 1/25/53 (b) (c) (e)	124,221	117,619
OBX Trust, Series 2022-NQM1, Class A1,
2.305% VRN 11/25/61 (b) (c) (e)	182,447	161,422
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (b) (c) (e)	197,938	170,547
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (b) (c) (e)	216,062	191,350
		1,495,842
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,754,520)		3,477,529

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (f) — 11.4%
Pass-Through Securities — 11.4%
Federal Home Loan Mortgage Corp.
Pool #SD8212 2.500% 5/01/52	$677,837	$565,056
Pool #SD8174 3.000% 10/01/51	347,412	302,785
Pool #SD8242 3.000% 9/01/52	405,741	351,878
Pool #RA7484 4.000% 6/01/52	394,851	368,622
Pool #SD1351 4.500% 7/01/52	333,196	320,189
Pool #SD1628 5.000% 9/01/52	347,184	342,200
Pool #SD3386 5.500% 7/01/53	276,632	277,640
Pool #SD5060 5.500% 3/01/54	269,427	271,671
Federal National Mortgage Association
Pool #CB1787 2.000% 10/01/51	440,298	351,526
Pool #CB1782 2.000% 10/01/51	673,229	539,388
Pool #MA4437 2.000% 10/01/51	444,903	355,203
Pool #MA4562 2.000% 3/01/52	425,224	338,827
Pool #MA4361 2.500% 6/01/36	226,695	210,227
Pool #CB2074 2.500% 11/01/51	337,931	283,183
Pool #FS2635 2.500% 5/01/52	407,106	342,423
Pool #BO7245 3.000% 1/01/50	244,437	214,145
Pool #FS2600 3.000% 5/01/52	420,654	368,131
Pool #BU8819 3.500% 5/01/52	401,144	364,398
Pool #CB4891 4.500% 10/01/52	92,424	88,643
Pool #CB4404 5.000% 8/01/52	329,444	324,921
Pool #CB7100 5.000% 9/01/53	188,790	185,608
Pool #CB7859 5.500% 1/01/54	555,510	557,534
Government National Mortgage Association II, TBA
5.500% 4/20/55 (g)	200,000	200,438
6.000% 4/20/55 (g)	375,000	380,596
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/40 (g)	250,000	226,084
3.000% 4/01/55 (g)	200,000	173,367
3.500% 4/01/55 (g)	500,000	451,055
5.500% 4/01/55 (g)	400,000	399,484
6.000% 4/01/55 (g)	1,200,000	1,218,750
		10,373,972
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $10,888,743)		10,373,972
U.S. Treasury Obligations — 10.4%
U.S. Treasury Bonds & Notes — 10.4%
U.S. Treasury Bonds
2.250% 8/15/49	584,900	377,057
4.500% 11/15/54	692,600	682,211
4.750% 11/15/43	100,000	102,141
4.750% 2/15/45	959,800	977,495

The accompanying notes are an integral part of the financial statements.
56

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Notes
2.750% 4/30/27	$563,000	$550,088
2.875% 4/30/29	622,000	597,373
3.500% 2/15/33	285,000	272,932
3.875% 3/31/27	329,600	329,471
3.875% 3/15/28	1,269,400	1,269,201
4.000% 3/31/30	912,500	914,283
4.125% 3/31/32	702,600	704,465
4.500% 11/15/33	215,000	220,106
4.625% 9/30/30	1,175,000	1,210,984
4.625% 2/15/35	1,184,100	1,223,138
		9,430,945
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,653,069)		9,430,945
TOTAL BONDS & NOTES (Cost $35,800,485)		33,797,128
TOTAL LONG-TERM INVESTMENTS (Cost $84,708,253)		92,257,574
Short-Term Investments — 1.9%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (h)	1,607,130	1,607,130
U.S. Treasury Bill — 0.1%
U.S. Treasury Bills
4.290% 5/29/25 (i) (j)	50,000	49,658
TOTAL SHORT-TERM INVESTMENTS (Cost $1,656,794)		1,656,788
TOTAL INVESTMENTS — 103.6% (Cost $86,365,047) (k)		93,914,362
Other Assets/(Liabilities) — (3.6)%		(3,230,770)
NET ASSETS — 100.0%		$90,683,592

Abbreviation Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $3,478,461 or 3.84% of net assets.

(c)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security is perpetual and has no stated maturity date.
(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.

(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)
Maturity value of $1,607,252. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,639,471.

(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(k)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
57

MassMutual Balanced Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	6/30/25	5	$1,029,853	$ 6,006
U.S. Treasury Note 5 Year	6/30/25	3	320,116	4,353
				$10,359
Short
U.S. Treasury Ultra 10 Year	6/18/25	9	$(1,014,590)	$(12,535)

The accompanying notes are an integral part of the financial statements.
58

MassMutual Disciplined Growth Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.9%
Common Stock — 98.9%
Communication Services — 13.6%
Alphabet, Inc. Class A	42,313	$6,543,282
Alphabet, Inc. Class C	37,863	5,915,336
Meta Platforms, Inc. Class A	14,483	8,347,422
Netflix, Inc. (a)	2,676	2,495,450
Spotify Technology SA (a)	1,289	708,989
		24,010,479
Consumer Discretionary — 13.2%
Amazon.com, Inc. (a)	65,174	12,400,005
AutoZone, Inc. (a)	37	141,073
Carvana Co. (a)	1,123	234,797
Deckers Outdoor Corp. (a)	12,131	1,356,367
DoorDash, Inc., Class A (a)	2,639	482,330
Grand Canyon Education, Inc. (a)	5,434	940,191
Home Depot, Inc.	5,114	1,874,230
Lululemon Athletica, Inc. (a)	3,003	850,029
SharkNinja, Inc. (a)	5,834	486,614
Tesla, Inc. (a)	14,429	3,739,419
TopBuild Corp. (a)	360	109,782
YETI Holdings, Inc. (a)	23,357	773,117
		23,387,954
Consumer Staples — 3.1%
Costco Wholesale Corp.	2,184	2,065,583
PepsiCo, Inc.	12,558	1,882,947
Pilgrim's Pride Corp. (a)	7,327	399,395
Procter & Gamble Co.	6,265	1,067,681
		5,415,606
Energy — 0.0%
Matador Resources Co.	1,063	54,309
Financials — 10.9%
Brown & Brown, Inc.	15,775	1,962,410
Coinbase Global, Inc. Class A (a)	2,459	423,514
Fiserv, Inc. (a)	2,891	638,419
Houlihan Lokey, Inc.	4,576	739,024
Marsh & McLennan Cos., Inc.	3,330	812,620
Mastercard, Inc. Class A	3,429	1,879,503
Moody’s Corp.	4,995	2,326,122
Morningstar, Inc.	2,971	890,914
Progressive Corp.	8,906	2,520,487
Toast, Inc., Class A (a)	6,892	228,608
Tradeweb Markets, Inc. Class A	5,450	809,107
Visa, Inc. Class A	17,146	6,008,987
		19,239,715

	Number of Shares	Value
Health Care — 8.9%
Cencora, Inc.	7,801	$2,169,380
Chemed Corp.	556	342,118
Doximity, Inc. Class A (a)	3,213	186,450
Eli Lilly & Co.	6,063	5,007,492
Exelixis, Inc. (a)	14,039	518,320
Incyte Corp. (a)	6,280	380,254
Masimo Corp. (a)	358	59,643
Merck & Co., Inc.	29,862	2,680,413
Regeneron Pharmaceuticals, Inc.	825	523,240
ResMed, Inc.	8,386	1,877,206
Sarepta Therapeutics, Inc. (a)	4,017	256,365
Stryker Corp.	1,210	450,423
UnitedHealth Group, Inc.	383	200,596
Veeva Systems, Inc. Class A (a)	2,603	602,933
Vertex Pharmaceuticals, Inc. (a)	943	457,185
		15,712,018
Industrials — 4.3%
Automatic Data Processing, Inc.	2,588	790,711
Booz Allen Hamilton Holding Corp.	2,300	240,534
Cintas Corp.	4,452	915,019
Comfort Systems USA, Inc.	5,297	1,707,382
EMCOR Group, Inc.	4,670	1,726,172
HEICO Corp. Class A	3,604	760,336
Paychex, Inc.	6,242	963,016
Paycom Software, Inc.	1,466	320,292
Vertiv Holdings Co. Class A	3,179	229,524
		7,652,986
Information Technology — 44.7%
Adobe, Inc. (a)	4,083	1,565,953
Advanced Micro Devices, Inc. (a)	1,847	189,761
Amphenol Corp. Class A	28,309	1,856,787
Apple, Inc.	93,782	20,831,796
Applied Materials, Inc.	4,907	712,104
AppLovin Corp. Class A (a)	2,576	682,563
Arista Networks, Inc. (a)	18,004	1,394,950
Astera Labs, Inc. (a)	1,890	112,776
Broadcom, Inc.	36,775	6,157,238
Cadence Design Systems, Inc. (a)	865	219,996
Dell Technologies, Inc. Class C	1,781	162,338
Dynatrace, Inc. (a)	9,470	446,511
EPAM Systems, Inc. (a)	975	164,619
Fortinet, Inc. (a)	10,533	1,013,907
Intuit, Inc.	2,971	1,824,164
KLA Corp.	2,349	1,596,850
Microsoft Corp.	48,926	18,366,331
MicroStrategy, Inc. Class A (a)	162	46,700

The accompanying notes are an integral part of the financial statements.
59

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NVIDIA Corp.	168,238	$18,233,634
Oracle Corp.	6,509	910,023
Palantir Technologies, Inc. Class A (a)	11,956	1,009,086
Salesforce, Inc.	3,061	821,450
Synopsys, Inc. (a)	1,559	668,577
Tyler Technologies, Inc. (a)	64	37,209
		79,025,323
Materials — 0.1%
Ecolab, Inc.	786	199,267
Utilities — 0.1%
NRG Energy, Inc.	1,269	121,139
TOTAL COMMON STOCK (Cost $145,150,963)		174,818,796
TOTAL EQUITIES (Cost $145,150,963)		174,818,796
TOTAL LONG-TERM INVESTMENTS (Cost $145,150,963)		174,818,796

	Principal Amount
Short-Term Investments — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (b)	$1,694,156	1,694,156
TOTAL SHORT-TERM INVESTMENTS (Cost $1,694,156)		1,694,156
TOTAL INVESTMENTS — 99.8% (Cost $146,845,119) (c)		176,512,952
Other Assets/ (Liabilities) — 0.2%		322,914
NET ASSETS — 100.0%		$176,835,866

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $1,694,285. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,728,159.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
60

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.3%
Common Stock — 99.3%
Consumer Discretionary — 9.5%
AutoNation, Inc. (a)	47,039	$7,616,555
Cheesecake Factory, Inc.	49,393	2,403,463
Dorman Products, Inc. (a)	50,206	6,051,831
KB Home	104,562	6,077,144
Steven Madden Ltd.	115,260	3,070,526
Stride, Inc. (a) (b)	48,777	6,170,291
Texas Roadhouse, Inc.	18,678	3,112,315
Visteon Corp. (a)	54,208	4,207,625
		38,709,750
Consumer Staples — 2.0%
BellRing Brands, Inc. (a)	79,714	5,935,504
Interparfums, Inc. (b)	20,977	2,388,651
		8,324,155
Energy — 3.8%
Helmerich & Payne, Inc. (b)	218,728	5,713,175
Northern Oil & Gas, Inc. (b)	213,535	6,455,163
SM Energy Co. (b)	115,302	3,453,295
		15,621,633
Financials — 19.1%
Banc of California, Inc.	242,202	3,436,846
Bank of NT Butterfield & Son Ltd.	74,230	2,889,032
Berkshire Hills Bancorp, Inc.	97,632	2,547,219
BGC Group, Inc. Class A	448,299	4,110,902
Cathay General Bancorp	127,160	5,471,695
Columbia Banking System, Inc.	197,069	4,914,901
Definity Financial Corp.	135,527	6,021,748
DigitalBridge Group, Inc.	310,892	2,742,067
Federated Hermes, Inc.	124,563	5,078,434
Marqeta, Inc. Class A (a)	492,544	2,029,281
OceanFirst Financial Corp.	148,495	2,525,900
Pacific Premier Bancorp, Inc.	189,076	4,031,100
PennyMac Financial Services, Inc.	70,373	7,045,041
Skyward Specialty Insurance Group, Inc. (a)	51,726	2,737,340
Stifel Financial Corp.	37,612	3,545,307
United Community Banks, Inc.	105,955	2,980,514
Webster Financial Corp.	91,035	4,692,854
Wintrust Financial Corp.	66,138	7,437,880
WSFS Financial Corp.	66,585	3,453,764
		77,691,825
Health Care — 14.8%
Addus HomeCare Corp. (a)	25,232	2,495,192
ADMA Biologics, Inc. (a)	428,727	8,505,944
Ascendis Pharma AS ADR (a)	34,110	5,316,385

	Number of Shares	Value
BioLife Solutions, Inc. (a) (b)	137,164	$3,132,826
Bridgebio Pharma, Inc. (a)	82,709	2,859,250
BrightSpring Health Services, Inc. (a) (b)	154,135	2,788,302
Collegium Pharmaceutical, Inc. (a)	92,335	2,756,200
Encompass Health Corp.	36,410	3,687,605
Guardant Health, Inc. (a)	116,706	4,971,676
Inspire Medical Systems, Inc. (a)	22,561	3,593,516
Integer Holdings Corp. (a)	37,212	4,391,388
Merus NV (a)	27,189	1,144,385
Repligen Corp. (a)	26,317	3,348,575
Soleno Therapeutics, Inc. (a)	25,446	1,818,117
Structure Therapeutics, Inc. ADR (a) (b)	37,998	657,745
Surgery Partners, Inc. (a)	137,779	3,272,251
Twist Bioscience Corp. (a)	94,022	3,691,304
Ultragenyx Pharmaceutical, Inc. (a)	52,449	1,899,178
		60,329,839
Industrials — 20.9%
AAR Corp. (a)	74,187	4,153,730
ABM Industries, Inc.	100,295	4,749,971
AGCO Corp. (b)	22,531	2,085,695
Air Lease Corp. (b)	88,270	4,264,324
Allison Transmission Holdings, Inc.	65,331	6,250,217
Atmus Filtration Technologies, Inc.	105,438	3,872,738
CACI International, Inc. Class A (a)	5,580	2,047,414
Casella Waste Systems, Inc. Class A (a)	65,130	7,262,646
Enpro, Inc.	37,826	6,119,869
Esab Corp.	57,875	6,742,437
Federal Signal Corp.	37,582	2,764,156
Gates Industrial Corp. PLC (a)	216,920	3,993,497
Hayward Holdings, Inc. (a)	221,522	3,083,586
Hub Group, Inc. Class A	145,748	5,417,453
Korn Ferry	99,406	6,742,709
Regal Rexnord Corp.	19,040	2,167,704
Upwork, Inc. (a)	243,966	3,183,756
WillScot Holdings Corp. (b)	101,956	2,834,377
Zurn Elkay Water Solutions Corp.	215,023	7,091,459
		84,827,738
Information Technology — 13.8%
Allegro MicroSystems, Inc. (a) (b)	194,402	4,885,322
ASGN, Inc. (a)	71,947	4,534,100
Belden, Inc.	60,083	6,023,321
Gitlab, Inc. Class A (a)	78,414	3,685,458
Informatica, Inc. Class A (a)	224,512	3,917,734
Itron, Inc. (a)	66,987	7,017,558

The accompanying notes are an integral part of the financial statements.
61

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lattice Semiconductor Corp. (a)	69,239	$3,631,586
MACOM Technology Solutions Holdings, Inc. (a)	45,907	4,608,145
MARA Holdings, Inc. (a) (b)	191,928	2,207,172
MKS Instruments, Inc.	35,821	2,871,053
Progress Software Corp.	61,305	3,157,821
Silicon Laboratories, Inc. (a) (b)	32,775	3,689,482
Unity Software, Inc. (a) (b)	194,448	3,809,236
Vishay Intertechnology, Inc.	142,198	2,260,948
		56,298,936
Materials — 5.6%
ATI, Inc. (a)	118,483	6,164,670
Commercial Metals Co.	106,030	4,878,440
Kaiser Aluminum Corp.	20,740	1,257,259
Knife River Corp. (a) (b)	52,442	4,730,793
Silgan Holdings, Inc.	108,499	5,546,469
		22,577,631
Real Estate — 7.4%
American Healthcare REIT, Inc. (b)	148,698	4,505,549
DiamondRock Hospitality Co.	513,718	3,965,903
Essential Properties Realty Trust, Inc.	142,208	4,641,669
Four Corners Property Trust, Inc. (b)	192,175	5,515,423
Outfront Media, Inc.	325,515	5,253,812
Terreno Realty Corp.	97,896	6,188,985
		30,071,341
Utilities — 2.4%
Chesapeake Utilities Corp.	38,712	4,971,782
Portland General Electric Co.	105,177	4,690,894
		9,662,676
TOTAL COMMON STOCK (Cost $370,097,792)		404,115,524
TOTAL EQUITIES (Cost $370,097,792)		404,115,524
TOTAL LONG-TERM INVESTMENTS (Cost $370,097,792)		404,115,524
Short-Term Investments — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (c)	2,251,828	2,251,828

	Principal Amount	Value
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (d)	$1,771,737	$1,771,737
TOTAL SHORT-TERM INVESTMENTS (Cost $4,023,565)		4,023,565
TOTAL INVESTMENTS — 100.3% (Cost $374,121,357) (e)		408,139,089
Other Assets/ (Liabilities) — (0.3)%		(1,362,021)
NET ASSETS — 100.0%		$406,777,068

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $50,739,156 or 12.47% of net assets. The Fund received $50,326,066 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(d)
Maturity value of $1,771,873. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,807,330.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
62

MassMutual Global Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.9%
Canada — 1.2%
Canadian Pacific Kansas City Ltd.	5,637	$395,774
Shopify, Inc. Class A (a)	15,339	1,463,110
		1,858,884
China — 3.9%
JD.com, Inc. ADR	112,777	4,637,390
Tencent Holdings Ltd.	19,500	1,242,784
		5,880,174
Denmark — 1.2%
Novo Nordisk AS Class B	25,946	1,798,378
France — 7.1%
Airbus SE	28,261	4,983,066
Dassault Systemes SE	16,050	611,632
EssilorLuxottica SA	6,391	1,838,594
LVMH Moet Hennessy Louis Vuitton SE	5,286	3,300,169
		10,733,461
Germany — 5.3%
Allianz SE Registered	3,224	1,229,185
SAP SE	25,781	6,844,626
		8,073,811
India — 6.4%
DLF Ltd.	745,969	5,906,024
HDFC Bank Ltd.	39,410	838,191
ICICI Bank Ltd. Sponsored ADR	91,131	2,872,449
		9,616,664
Israel — 1.0%
Nice Ltd. Sponsored ADR (a) (b)	9,464	1,459,065
Italy — 1.7%
Brunello Cucinelli SpA	14,040	1,608,512
Ferrari NV	1,392	593,718
Moncler SpA	5,687	351,412
		2,553,642
Japan — 3.7%
Capcom Co. Ltd.	37,300	919,727
Hoya Corp.	6,300	710,667
Keyence Corp.	6,300	2,472,796
TDK Corp.	148,800	1,553,325
		5,656,515
Netherlands — 2.0%
Adyen NV (a) (c)	994	1,519,331
ASML Holding NV	866	573,030

	Number of Shares	Value
BE Semiconductor Industries NV (b)	5,078	$527,467
Universal Music Group NV	15,285	421,280
		3,041,108
Spain — 1.6%
Amadeus IT Group SA	31,383	2,404,978
Sweden — 4.1%
Assa Abloy AB Class B	88,454	2,657,921
Atlas Copco AB Class A	219,539	3,517,576
		6,175,497
Switzerland — 1.1%
Lonza Group AG Registered	2,634	1,621,162
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	31,000	864,212
United States — 59.0%
Alphabet, Inc. Class A	94,797	14,659,408
Amazon.com, Inc. (a)	13,175	2,506,675
Analog Devices, Inc.	28,905	5,829,271
Boston Scientific Corp. (a)	13,060	1,317,493
Broadcom, Inc.	11,815	1,978,185
Ecolab, Inc.	3,084	781,856
Eli Lilly & Co.	6,154	5,082,650
Equifax, Inc.	9,505	2,315,038
IDEXX Laboratories, Inc. (a)	1,309	549,715
Intuit, Inc.	7,496	4,602,469
Intuitive Surgical, Inc. (a)	4,774	2,364,419
IQVIA Holdings, Inc. (a)	7,308	1,288,400
Lam Research Corp.	11,215	815,331
Linde PLC (LIN US)	1,160	540,142
Marriott International, Inc. Class A	6,183	1,472,791
Marvell Technology, Inc.	54,160	3,334,631
Mastercard, Inc. Class A	922	505,367
Meta Platforms, Inc. Class A	23,185	13,362,907
Microsoft Corp.	9,564	3,590,230
Netflix, Inc. (a)	2,034	1,896,766
NVIDIA Corp.	46,190	5,006,072
Phathom Pharmaceuticals, Inc. (a) (b)	34,578	216,804
QUALCOMM, Inc.	1,979	303,994
S&P Global, Inc.	14,242	7,236,360
Spotify Technology SA (a)	657	361,370
Synopsys, Inc. (a)	1,374	589,240
Thermo Fisher Scientific, Inc.	1,173	583,685
TJX Cos., Inc.	3,889	473,680
Visa, Inc. Class A	15,346	5,378,159

The accompanying notes are an integral part of the financial statements.
63

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zoetis, Inc.	1,741	$286,656
		89,229,764
TOTAL COMMON STOCK (Cost $92,349,413)		150,967,315
TOTAL EQUITIES (Cost $92,349,413)		150,967,315
TOTAL LONG-TERM INVESTMENTS (Cost $92,349,413)		150,967,315
Short-Term Investments — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (d)	73,372	73,372

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (e)	$195,904	195,904
TOTAL SHORT-TERM INVESTMENTS (Cost $269,276)		269,276
TOTAL INVESTMENTS — 100.0% (Cost $92,618,689) (f)		151,236,591
Other Assets/ (Liabilities) — (0.0)%		(47,836)
NET ASSETS — 100.0%		$151,188,755

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $622,447 or 0.41% of net assets. The Fund received $601,035 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $1,519,331 or 1.00% of net assets.

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(e)
Maturity value of $195,919. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $199,910.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Information Technology	28.1%
Communication Services	21.7%
Financials	13.0%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	9.1%
Real Estate	3.9%
Materials	0.9%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
64

MassMutual International Equity Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
Equities — 93.2%
Common Stock — 93.1%
Australia — 0.8%
BHP Group Ltd.	800	$19,402
Glencore PLC	25,300	93,070
Macquarie Group Ltd.	900	111,579
Santos Ltd.	29,800	124,530
Sonic Healthcare Ltd.	4,700	75,807
Whitehaven Coal Ltd.	14,460	49,693
		474,081
Belgium — 0.5%
Anheuser-Busch InBev SA	2,700	166,253
Groupe Bruxelles Lambert NV	300	22,431
KBC Group NV	1,300	118,897
		307,581
Canada — 5.4%
Canadian National Railway Co.	13,646	1,327,950
CCL Industries, Inc. Class B	1,600	78,151
Intact Financial Corp.	8,249	1,685,340
		3,091,441
China — 0.3%
Prosus NV (PRX NA)	3,500	163,278
Denmark — 0.1%
Novo Nordisk AS Class B	800	55,450
Finland — 1.9%
Kone OYJ Class B	20,170	1,116,025
France — 8.6%
Accor SA	2,626	119,884
Amundi SA (a)	1,292	101,395
AXA SA	25,176	1,074,773
Capgemini SE	9,073	1,356,733
Cie de Saint-Gobain SA	1,100	109,343
Edenred SE	2,200	71,786
LVMH Moet Hennessy Louis Vuitton SE	627	391,450
Rexel SA	1,400	37,611
Societe Generale SA	5,500	248,313
Sodexo SA	1,034	66,431
Teleperformance SE	500	50,405
TotalEnergies SE	2,800	180,966
Veolia Environnement SA	8,692	298,755
Vinci SA	6,702	846,919
		4,954,764

	Number of Shares	Value
Germany — 7.1%
Allianz SE Registered	260	$99,128
BASF SE	800	39,761
CTS Eventim AG & Co. KGaA	200	19,981
Deutsche Boerse AG	436	128,504
Deutsche Post AG	3,000	128,050
Heidelberg Materials AG	1,000	171,104
Infineon Technologies AG	3,600	118,889
K&S AG Registered	1,811	24,605
Merck KGaA	10,205	1,397,209
SAP SE	1,000	265,491
Siemens AG Registered	860	197,309
Symrise AG	13,037	1,350,264
Zalando SE (a) (b)	4,499	155,240
		4,095,535
Hong Kong — 2.9%
AIA Group Ltd.	145,004	1,096,116
CK Asset Holdings Ltd.	28,500	115,756
Prudential PLC	43,109	465,100
		1,676,972
Ireland — 0.5%
AerCap Holdings NV	1,181	120,663
AIB Group PLC	27,300	177,212
		297,875
Israel — 0.4%
Check Point Software Technologies Ltd. (b)	890	202,849
Italy — 0.1%
Prysmian SpA	200	10,978
Ryanair Holdings PLC	3,300	66,259
		77,237
Japan — 16.2%
Astellas Pharma, Inc.	45,250	437,257
Canon, Inc.	2,200	68,597
Chugai Pharmaceutical Co. Ltd.	20,351	929,510
FANUC Corp.	4,100	111,895
Fujitsu Ltd.	12,800	254,460
Hitachi Ltd.	10,100	233,826
Hoya Corp.	10,347	1,167,187
Kao Corp.	26,916	1,163,130
KDDI Corp.	52,748	832,423
Keyence Corp.	3,236	1,270,154
Kyocera Corp. (c)	8,600	96,915
Nintendo Co. Ltd.	1,200	81,851
Olympus Corp.	7,700	101,137
ORIX Corp.	10,900	225,513
Panasonic Holdings Corp.	5,800	69,478

The accompanying notes are an integral part of the financial statements.
65

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rakuten Group, Inc. (b)	20,700	$118,457
Renesas Electronics Corp.	7,500	101,876
SBI Holdings, Inc.	6,500	174,329
Seven & i Holdings Co. Ltd.	17,400	252,873
Sony Group Corp.	49,590	1,263,131
Sumitomo Mitsui Financial Group, Inc.	9,200	234,746
Toyota Industries Corp.	1,500	128,016
		9,316,761
Luxembourg — 0.3%
ArcelorMittal SA	2,800	80,872
Eurofins Scientific SE	1,900	101,241
		182,113
Netherlands — 4.4%
ASML Holding NV	1,688	1,116,945
EXOR NV	300	27,298
Heineken Holding NV	1,600	116,169
Heineken NV	13,097	1,069,586
ING Groep NV	7,900	154,655
Koninklijke Philips NV (b)	1,136	28,862
		2,513,515
Norway — 0.5%
Aker BP ASA	4,513	106,934
DNB Bank ASA	6,400	168,334
		275,268
Republic of Korea — 0.3%
Samsung Electronics Co. Ltd.	4,100	162,367
Singapore — 0.3%
DBS Group Holdings Ltd.	5,410	185,668
Spain — 3.4%
Iberdrola SA	62,472	1,009,948
Industria de Diseno Textil SA	18,666	931,101
		1,941,049
Sweden — 2.5%
Assa Abloy AB Class B	35,132	1,055,668
Boliden AB	2,300	75,307
Essity AB Class B (c)	5,100	144,954
Husqvarna AB Class B	1,900	9,005
Skandinaviska Enskilda Banken AB Class A (c)	7,959	130,498
		1,415,432
Switzerland — 4.8%
Chocoladefabriken Lindt & Spruengli AG	102	1,376,693
Cie Financiere Richemont SA Registered Class A	800	139,700

	Number of Shares	Value
Julius Baer Group Ltd. (c)	1,200	$82,889
Sika AG Registered	4,673	1,131,921
		2,731,203
United Kingdom — 15.5%
Ashtead Group PLC	1,400	75,605
AstraZeneca PLC	7,537	1,101,492
Aviva PLC	12,458	89,779
BAE Systems PLC	55,784	1,128,814
Barratt Redrow PLC	9,400	51,689
Bunzl PLC	1,100	42,147
Burberry Group PLC	700	7,079
CK Hutchison Holdings Ltd.	34,000	192,184
Compass Group PLC	38,140	1,259,207
DCC PLC	1,941	129,584
Diageo PLC	37,955	990,123
Dowlais Group PLC	1,199	939
Inchcape PLC	12,956	112,404
Informa PLC	3,800	38,013
Kingfisher PLC	19,600	64,507
Legal & General Group PLC	33,100	104,422
Lloyds Banking Group PLC	305,500	285,817
Pearson PLC	4,561	72,068
Persimmon PLC	3,500	54,001
Reckitt Benckiser Group PLC	15,178	1,025,655
Smith & Nephew PLC	35,590	500,581
Tesco PLC	26,300	112,988
Unilever PLC (ULVR LN)	2,800	166,806
Unilever PLC (UNA NA)	20,898	1,244,801
Wise PLC Class A (b)	3,900	47,761
		8,898,466
United States — 16.3%
BP PLC	33,300	187,823
CNH Industrial NV (c)	8,700	106,836
Experian PLC	28,269	1,310,196
GSK PLC	6,420	122,615
Linde PLC (LIN US)	3,362	1,565,482
Nestle SA Registered	12,594	1,273,599
Novartis AG Registered	10,549	1,173,445
Roche Holding AG	4,328	1,423,057
Sanofi SA	1,700	188,377
Schneider Electric SE	4,649	1,076,164
Shell PLC	19,691	716,660
Smurfit WestRock PLC	2,300	103,638
Tenaris SA	5,100	99,641
		9,347,533
TOTAL COMMON STOCK
(Cost $50,430,524)		53,482,463

The accompanying notes are an integral part of the financial statements.
66

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA 2.514%	469	$37,285
TOTAL PREFERRED STOCK (Cost $34,520)		37,285
TOTAL EQUITIES (Cost $50,465,044)		53,519,748
TOTAL LONG-TERM INVESTMENTS (Cost $50,465,044)		53,519,748
Short-Term Investments — 5.8%

	Principal Amount
Repurchase Agreement — 5.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (d)	$3,347,968	3,347,968
TOTAL SHORT-TERM INVESTMENTS (Cost $3,347,968)		3,347,968
TOTAL INVESTMENTS — 99.0% (Cost $53,813,012) (e)		56,867,716
Other Assets/(Liabilities) — 1.0%		575,510
NET ASSETS — 100.0%		$57,443,226

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $256,635 or 0.45% of net assets.

(b)	Non-income producing security.
(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $550,018 or 0.96% of net assets. The Fund received $580,741 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)
Maturity value of $3,348,224. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $3,414,956.

(e)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Industrials	16.7%
Consumer Staples	15.9%
Health Care	15.3%
Financials	12.7%
Consumer Discretionary	8.8%
Information Technology	8.7%
Materials	8.3%
Energy	2.6%
Utilities	2.3%
Communication Services	1.7%
Real Estate	0.2%
Total Long-Term Investments	93.2%
Short-Term Investments and Other Assets and Liabilities	6.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
67

MassMutual Funds

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$ 272,769,431	$ 149,032,070
Repurchase agreements, at value (Note 2) (b)	26,588,609	1,817,965
Total investments (c)	299,358,040	150,850,035
Cash	—	1,826
Foreign currency, at value (d)	—	184
Receivables from:
Investments sold
Regular delivery	—	—
Delayed delivery	—	—
Fund shares sold	306,556	5,295
Variation margin on open derivative instruments (Note 2)	—	2,276
Interest and dividends	690,992	963,415
Foreign tax reclaims	—	23
Open forward contracts (Note 2)	—	—
Open swap agreements, at value (Note 2)	—	—
Cash collateral pledged for open derivatives (Note 2)	—	502,000
Receivable due from broker (Note 2)	—	—
Prepaid expenses	17,244	85,935
Total assets	300,372,832	152,410,989
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Delayed delivery	—	514,541
Distributions (Note 2)	498	10,306
Interest and dividends	—	—
Fund shares redeemed	753,172	402,233
Trustees’ fees and expenses (Note 3)	20,989	22,948
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	84,976	73,991
Investment advisory fees	91,288	29,014
Service fees	—	22,409
Distribution fees	—	3,489
Written options outstanding, at value (Note 2) (e)	—	—
Open forward contracts (Note 2)	—	—
Cash collateral held for securities on loan (Note 2)	—	2,395,130
Cash collateral held for open derivatives (Note 2)	—	—
Accrued expense and other liabilities	49,559	132,482
Total liabilities	1,000,482	3,606,543
Net assets	$299,372,350	$148,804,446
Net assets consist of:
Paid-in capital	$299,396,766	$312,503,532
Accumulated earnings (loss)	(24,416)	(163,699,086)
Net assets	$299,372,350	$148,804,446
(a) Cost of investments:	$272,769,431	$151,974,365
(b) Cost of repurchase agreements:	$26,588,609	$1,817,965
(c) Securities on loan with market value of:	$—	$2,540,698
(d) Cost of foreign currency:	$—	$186
(e) Premiums received on written options:	$—	$—

The accompanying notes are an integral part of the financial statements.
68

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$ 211,240,749	$ 805,035,837	$ 123,208,216	$ 400,485,331	$ 92,307,232
7,594,673	3,575,834	4,406,190	6,490,301	1,607,130
218,835,422	808,611,671	127,614,406	406,975,632	93,914,362
60	74,738	177,519	326,941	1
—	2	4,479	—	—

—	—	5,702,187	6,217,854	1,654,391
—	—	—	229,573	—
357,623	810,562	16,205	1,229,598	21,955
43,807	45,608	12,342	—	—
391,312	6,283,821	1,180,282	6,233,347	233,623
—	116	13,273	433,514	—
—	—	85,273	—	—
4,579,700	—	—	—	—
489,000	—	—	—	—
—	5,180	—	—	—
65,328	62,320	64,501	73,624	71,353
224,762,252	815,894,018	134,870,467	421,720,083	95,895,685

—	2,138,575	7,285,849	6,959,074	1,947,795
—	1,100,000	150,000	1,976,000	3,055,793
558	6,442	361	82,216	—
2,126,107	—	—	—	—
368,338	1,492,076	50,373,346	1,846,707	10,637
15,206	91,391	9,332	19,071	7,651
—	—	—	—	1,623

47,663	216,824	55,497	69,832	47,849
58,308	150,516	32,273	130,408	37,249
7,649	27,050	3,492	29,508	15,870
1,522	2,816	550	16,652	7,044
—	—	1,501	—	—
—	—	29,323	—	—
—	11,512,578	2,834,255	36,999,930	—
1,520,000	—	—	—	—
83,987	317,672	75,594	115,487	80,582
4,229,338	17,055,940	60,851,373	48,244,885	5,212,093
$220,532,914	$798,838,078	$74,019,094	$373,475,198	$90,683,592

$254,876,036	$1,031,874,293	$109,264,299	$449,619,122	$80,374,643
(34,343,122)	(233,036,215)	(35,245,205)	(76,143,924)	10,308,949
$220,532,914	$798,838,078	$74,019,094	$373,475,198	$90,683,592
$214,178,309	$833,259,033	$126,268,417	$408,662,345	$84,757,917
$7,594,673	$3,575,834	$4,406,190	$6,490,301	$1,607,130
$—	$18,480,401	$3,357,366	$37,211,103	$—
$—	$2	$4,580	$—	$—
$—	$—	$5,872	$—	$—

The accompanying notes are an integral part of the financial statements.
69

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Class I shares:
Net assets		$52,921,498
Shares outstanding (a)		5,713,445
Net asset value, offering price and redemption price per share		$9.26
Class R5 shares:
Net assets	$ 299,372,350	$ 13,385,773
Shares outstanding (a)	299,574,396	1,438,140
Net asset value, offering price and redemption price per share	$1.00	$9.31
Service Class shares:
Net assets		$2,006,361
Shares outstanding (a)		217,147
Net asset value, offering price and redemption price per share		$9.24
Administrative Class shares:
Net assets		$12,333,483
Shares outstanding (a)		1,338,903
Net asset value, offering price and redemption price per share		$9.21
Class R4 shares:
Net assets		$1,701,884
Shares outstanding (a)		183,500
Net asset value, offering price and redemption price per share		$9.27
Class A shares:
Net assets		$5,685,223
Shares outstanding (a)		620,033
Net asset value and redemption price per share		$9.17
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)		$9.41
Class R3 shares:
Net assets		$4,892,174
Shares outstanding (a)		531,705
Net asset value, offering price and redemption price per share		$9.20
Class Y shares:
Net assets		$36,671,266
Shares outstanding (a)		3,955,152
Net asset value, offering price and redemption price per share		$9.27
Class L shares:
Net assets		$18,529,452
Shares outstanding (a)		2,006,951
Net asset value and redemption price per share		$9.23
Maximum offering price per share (100/[100-maximum sales charge] of net asset value)		$9.47
Class C shares:
Net assets		$677,332
Shares outstanding (a)(a)		72,753
Net asset value, offering price and redemption price per share		$9.31

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
70

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$ 141,933,187	$ 552,822,918	$ 46,094,710	$ 227,504,308	$ 35,864,688
14,970,700	60,676,882	5,144,449	28,557,156	3,020,707
$9.48	$9.11	$8.96	$7.97	$11.87

$47,318,249	$134,650,918	$15,279,433	$37,027,804	$20,415,709
4,988,953	14,715,860	1,889,959	4,615,794	1,719,638
$9.48	$9.15	$8.08	$8.02	$11.87

$13,612,034	$32,128,476	$3,807,025	$18,141,284	$9,113,383
1,439,180	3,530,748	461,991	2,259,960	706,627
$9.46	$9.10	$8.24	$8.03	$12.90

$4,894,702	$29,574,980	$3,046,568	$10,412,647	$524,651
510,079	3,284,208	370,092	1,321,201	43,793
$9.60	$9.01	$8.23	$7.88	$11.98

$1,898,332	$11,664,188	$1,521,967	$13,763,503	$2,123,139
205,317	1,308,260	187,700	1,777,094	188,913
$9.25	$8.92	$8.11	$7.74	$11.24

$8,368,481	$28,048,507	$3,268,402	$6,448,453	$11,376,101
896,042	3,128,866	394,970	818,453	994,950
$9.34	$8.96	$8.28	$7.88	$11.43
$9.75	$9.36	$8.65	$8.23	$12.10

$2,401,810	$4,218,893	$903,524	$25,800,069	$11,153,271
259,008	452,389	110,061	3,232,704	1,000,217
$9.27	$9.33	$8.21	$7.98	$11.15

$106,119	$5,729,198	$97,465	$34,269,749	$112,650
11,175	626,099	12,048	4,290,103	9,488
$9.50	$9.15	$8.09	$7.99	$11.87

			$107,381
			13,386
			$8.02

The accompanying notes are an integral part of the financial statements.
71

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund
Assets:
Investments, at value (Note 2) (a)	$ 174,818,796	$ 406,367,352
Repurchase agreements, at value (Note 2) (b)	1,694,156	1,771,737
Total investments (c)	176,512,952	408,139,089
Cash	—	39,590
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	987,725
Fund shares sold	708,689	604,607
Interest and dividends	34,417	568,878
Foreign tax reclaims	—	—
Prepaid expenses	65,193	66,587
Total assets	177,321,251	410,406,476
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Fund shares redeemed	269,781	1,002,389
Trustees’ fees and expenses (Note 3)	14,442	15,848
Affiliates (Note 3):
Administration fees	41,260	47,513
Investment advisory fees	69,850	201,063
Service fees	13,011	38,449
Distribution fees	3,572	6,206
Cash collateral held for securities on loan (Note 2)	—	2,251,828
Accrued expense and other liabilities	73,469	66,112
Total liabilities	485,385	3,629,408
Net assets	$176,835,866	$406,777,068
Net assets consist of:
Paid-in capital	$137,422,283	$352,945,686
Accumulated earnings (loss)	39,413,583	53,831,382
Net assets	$176,835,866	$406,777,068
(a) Cost of investments:	$145,150,963	$372,349,620
(b) Cost of repurchase agreements:	$1,694,156	$1,771,737
(c) Securities on loan with market value of:	$—	$50,739,156
(d) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
72

MassMutual Global Fund	MassMutual International Equity Fund

$ 151,040,687	$ 53,519,748
195,904	3,347,968
151,236,591	56,867,716
—	—
32,947	138,862

505,165	—
50,873	26,499
56,962	124,663
323,380	672,827
65,310	72,529
152,271,228	57,903,096

—	4,878
130,485	258,303
16,091	22,489

39,346	27,089
100,967	31,758
18,124	7,095
5,286	1,346
73,372	—
698,802	106,912
1,082,473	459,870
$151,188,755	$57,443,226

$74,357,274	$55,770,361
76,831,481	1,672,865
$151,188,755	$57,443,226

$92,422,785	$50,465,044
$195,904	$3,347,968
$622,447	$550,018
$32,415	$138,996

The accompanying notes are an integral part of the financial statements.
73

MassMutual Funds (Continued)

Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund
Class I shares:
Net assets	$ 37,765,173	$ 229,242,929
Shares outstanding (a)	3,808,431	13,749,151
Net asset value, offering price and redemption price per share	$9.92	$16.67
Class R5 shares:
Net assets	$98,254,037	$97,849,532
Shares outstanding (a)	9,924,790	5,895,431
Net asset value, offering price and redemption price per share	$9.90	$16.60
Service Class shares:
Net assets	$8,744,699	$7,410,289
Shares outstanding (a)	877,223	447,983
Net asset value, offering price and redemption price per share	$9.97	$16.54
Administrative Class shares:
Net assets	$12,997,689	$13,349,060
Shares outstanding (a)	1,269,883	816,404
Net asset value, offering price and redemption price per share	$10.24	$16.35
Class R4 shares:
Net assets	$6,828,825	$12,829,417
Shares outstanding (a)	748,849	823,891
Net asset value, offering price and redemption price per share	$9.12	$15.57
Class A shares:
Net assets	$6,823,059	$35,195,918
Shares outstanding (a)	734,117	2,244,482
Net asset value and redemption price per share	$9.29	$15.68
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.83	$16.59
Class R3 shares:
Net assets	$5,296,938	$9,413,043
Shares outstanding (a)	592,677	617,164
Net asset value, offering price and redemption price per share	$8.94	$15.25
Class Y shares:
Net assets	$125,446	$1,486,880
Shares outstanding (a)	12,674	89,542
Net asset value, offering price and redemption price per share	$9.90	$16.61

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
74

MassMutual Global Fund	MassMutual International Equity Fund

$ 40,602,288	$ 18,274,966
4,394,687	2,201,232
$9.24	$8.30

$42,346,108	$23,682,498
4,608,581	2,848,686
$9.19	$8.31

$3,475,740	$2,837,786
389,393	342,348
$8.93	$8.29

$38,128,847	$1,150,123
4,222,102	140,152
$9.03	$8.21

$7,967,406	$546,676
954,197	72,443
$8.35	$7.55

$10,640,643	$8,751,140
1,238,717	1,140,353
$8.59	$7.67
$9.09	$8.12

$8,027,723	$2,099,541
959,550	282,802
$8.37	$7.42

$100,496
12,092
$8.31

The accompanying notes are an integral part of the financial statements.
75

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Investment income (Note 2):
Dividends (a)	$ —	$ —
Interest	4,842,684	3,686,520
Securities lending net income	—	9,020
Total investment income	4,842,684	3,695,540
Expenses (Note 3):
Investment advisory fees	373,504	269,400
Custody and overdraft fees	9,769	8,316
Retail fund fees	—	3,646
Audit and tax fees	21,255	27,488
Legal fees	3,745	1,065
Proxy fees	2,241	1,641
Accounting & Administration fees	19,404	13,598
Shareholder reporting fees	9,107	22,662
Trustees’ fees	5,820	4,824
Registration and filing fees	15,882	67,868
Transfer agent fees	1,264	16,887
	461,991	437,395
Administration fees:
Class R5	106,715	6,067
Service Class	—	1,938
Administrative Class	—	19,217
Class R4	—	7,152
Class A	—	6,611
Class R3	—	5,128
Class Y	—	18,351
Class L	—	4,971
Class C	—	175
Distribution and Service fees:
Class R4	—	8,939
Class A	—	6,611
Class R3	—	12,820
Class L	—	24,854
Class C	—	1,752
Total expenses	568,706	561,981
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	(28,320)
Class R5 fees reimbursed by adviser	(13,172)	(6,536)
Service Class fees reimbursed by adviser	—	(1,033)
Administrative Class fees reimbursed by adviser	—	(6,969)
Class R4 fees reimbursed by adviser	—	(3,774)
Class A fees reimbursed by adviser	—	(2,878)
Class R3 fees reimbursed by adviser	—	(2,782)
Class Y fees reimbursed by adviser	—	(29,041)
Class L fees reimbursed by adviser	—	(10,785)
Class C fees reimbursed by adviser	—	(382)
Net expenses:	555,534	469,481
Net investment income (loss)	4,287,150	3,226,059

The accompanying notes are an integral part of the financial statements.
76

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$—	$—	$—	$—	$525,948
5,354,548	23,390,657	3,301,688	14,857,787	678,231
—	26,364	7,988	140,362	—
5,354,548	23,417,021	3,309,676	14,998,149	1,204,179

429,892	1,733,765	251,489	911,859	238,778
21,824	114,276	11,776	36,326	14,714
—	—	—	9,194	—
27,619	5,764	28,103	27,658	27,121
5,248	18,974	3,361	3,658	18,318
1,647	1,587	1,647	1,641	1,641
24,738	124,930	32,308	37,530	27,751
28,683	39,775	20,303	31,753	19,235
7,842	26,798	4,189	12,893	3,442
61,095	67,062	58,140	70,877	58,156
1,263	1,782	1,264	17,057	1,264
609,851	2,134,713	412,580	1,160,446	410,420

23,074	69,080	32,142	19,006	11,267
14,967	33,731	3,701	18,375	9,460
6,748	50,481	5,236	17,638	923
2,006	13,238	1,898	15,195	3,866
9,754	35,140	4,118	8,035	15,136
2,451	4,487	933	26,835	11,635
52	2,429	48	7,197	59
—	—	—	—	—
—	—	—	—	—

2,507	16,547	2,372	18,993	4,833
9,754	35,140	4,118	8,035	15,136
6,128	11,218	2,332	67,088	29,088
—	—	—	—	—
—	—	—	648	—
687,292	2,406,204	469,478	1,367,491	511,823

(35,899)	(223,878)	(15,849)	(70,972)	—
(11,679)	(52,534)	(21,300)	(11,502)	—
(3,699)	(12,859)	(1,242)	(5,568)	—
(1,116)	(12,227)	(1,151)	(3,505)	—
(503)	(4,714)	(674)	(4,600)	—
(1,974)	(10,691)	(1,079)	(1,947)	—
(620)	(1,731)	(306)	(8,127)	—
(26)	(1,907)	(31)	(8,966)	—
—	—	—	—	—
—	—	—	(37)	—
631,776	2,085,663	427,846	1,252,267	511,823
4,722,772	21,331,358	2,881,830	13,745,882	692,356

The accompanying notes are an integral part of the financial statements.
77

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,041	(2,508,394)
Futures contracts	—	68,472
Written options	—	—
Swap agreements	—	—
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	1,041	(2,439,922)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	—	2,733,972
Futures contracts	—	(140,577)
Written options	—	—
Swap agreements	—	—
Translation of assets and liabilities in foreign currencies	—	(6)
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	—	2,593,389
Net realized gain (loss) and change in unrealized appreciation (depreciation)	1,041	153,467
Net increase (decrease) in net assets resulting from operations	$ 4,288,191	$ 3,379,526
(a) Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
78

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

(143,980)	(25,243,490)	(5,507,643)	3,020,156	4,116,238
777,724	(3,944,052)	(1,114,140)	—	25,810
—	—	(6,125)	—	—
379,062	—	—	—	—
—	—	(5,302)	—	—
—	—	(11,975)	—	—
1,012,806	(29,187,542)	(6,645,185)	3,020,156	4,142,048

(611,903)	2,392,652	4,255,058	(12,434,228)	(6,522,873)
(99,480)	978,363	157,187	—	(3,780)
—	—	4,617	—	—
(2,805,856)	—	—	—	—
—	—	(1,027)	(27,758)	—
—	—	35,472	—	—
(3,517,239)	3,371,015	4,451,307	(12,461,986)	(6,526,653)
(2,504,433)	(25,816,527)	(2,193,878)	(9,441,830)	(2,384,605)
$ 2,218,339	$ (4,485,169)	$ 687,952	$ 4,304,052	$ (1,692,249)
$—	$—	$—	$—	$86

The accompanying notes are an integral part of the financial statements.
79

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund
Investment income (Note 2):
Dividends (a)	$ 520,522	$ 2,968,516
Interest	14,735	100,313
Securities lending net income	159	34,835
Total investment income	535,416	3,103,664
Expenses (Note 3):
Investment advisory fees	444,769	1,240,342
Custody and overdraft fees	9,685	15,546
Audit and tax fees	25,848	25,004
Legal fees	3,878	7,993
Proxy fees	1,641	1,641
Accounting & Administration fees	15,827	14,338
Shareholder reporting fees	11,789	27,257
Trustees’ fees	6,586	13,664
Registration and filing fees	58,733	65,800
Transfer agent fees	1,264	1,264
	580,020	1,412,849
Administration fees:
Class R5	54,143	54,219
Service Class	9,382	11,670
Administrative Class	25,525	26,358
Class R4	7,671	13,923
Class A	10,008	50,174
Class R3	5,802	10,085
Class Y	73	702
Distribution and Service fees:
Class R4	9,588	17,404
Class A	10,008	50,174
Class R3	14,504	25,212
Total expenses	726,724	1,672,770
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Class Y fees reimbursed by adviser	—	—
Investment advisory fees waived	—	—
Net expenses:	726,724	1,672,770
Net investment income (loss)	(191,308)	1,430,894

The accompanying notes are an integral part of the financial statements.
80

MassMutual Global Fund	MassMutual International Equity Fund

$ 460,793	$ 634,019
8,906	44,221
5,499	2,468
475,198	680,708

652,631	362,689
27,817	30,316
27,502	26,922
3,897	2,397
1,641	1,641
12,505	14,189
15,139	13,385
6,122	3,664
50,988	58,650
1,264	1,264
799,506	515,117

23,773	12,705
3,737	2,765
65,884	2,164
9,407	565
14,700	11,145
8,761	2,202
—	51

11,759	706
14,700	11,145
21,902	5,504
974,129	564,069

—	(6,549)
—	(8,706)
—	(1,011)
—	(491)
—	(204)
—	(3,175)
—	(789)
—	(36)
—	(17,095)
974,129	526,013
(498,931)	154,695

The accompanying notes are an integral part of the financial statements.
81

MassMutual Funds (Continued)

Statements of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

	MassMutual Disciplined Growth Fund	MassMutual Small Cap Opportunities Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	14,406,445	20,524,278
Foreign currency transactions	—	622
Net realized gain (loss)	14,406,445	20,524,900
Net change in unrealized appreciation (depreciation) on:
Investment transactions*	(21,049,134)	(47,827,599)
Translation of assets and liabilities in foreign currencies	—	15
Net change in unrealized appreciation (depreciation)	(21,049,134)	(47,827,584)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(6,642,689)	(27,302,684)
Net increase (decrease) in net assets resulting from operations	$ (6,833,997)	$ (25,871,790)
(a) Net of foreign withholding tax of:	$—	$4,851
* Net of increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
82

MassMutual Global Fund	MassMutual International Equity Fund

22,797,352	1,477,768
(5,564)	(9,512)
22,791,788	1,468,256

(33,545,191)	(12,074,626)
(8,885)	(23,432)
(33,554,076)	(12,098,058)
(10,762,288)	(10,629,802)
$ (11,261,219)	$ (10,475,107)
$29,515	$66,357
$510,518	$—

The accompanying notes are an integral part of the financial statements.
83

MassMutual Funds (Continued)

Statements of Changes in Net Assets

MassMutual U.S. Government Money Market Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,287,150	$8,743,983
Net realized gain (loss)	1,041	108
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	4,288,191	8,744,091
Distributions to shareholders (Note 2):
Class I	—	—
Class R5	(4,287,890)	(8,744,012)
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y	—	—
Class L	—	—
Class C	—	—
Total distributions	(4,287,890)	(8,744,012)
Net fund share transactions (Note 5):
Class I	—	—
Class R5	125,808,695	1,454,903
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y	—	—
Class L	—	—
Class C	—	—
Increase (decrease) in net assets from fund share transactions	125,808,695	1,454,903
Total increase (decrease) in net assets	125,808,996	1,454,982
Net assets
Beginning of period	173,563,354	172,108,372
End of period	$ 299,372,350	$ 173,563,354

The accompanying notes are an integral part of the financial statements.
84

MassMutual Short-Duration Bond Fund		MassMutual Inflation-Protected and Income Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$3,226,059	$7,118,023	$4,722,772	$11,358,770
(2,439,922)	(21,049,486)	1,012,806	(7,247,462)
2,593,389	31,505,094	(3,517,239)	21,643,278
3,379,526	17,573,631	2,218,339	25,754,586

(1,081,848)	(2,189,172)	(2,822,228)	(10,449,460)
(245,705)	(444,245)	(860,402)	(3,043,431)
(38,182)	(75,025)	(269,898)	(1,045,119)
(247,121)	(409,315)	(79,300)	(374,784)
(131,620)	(231,129)	(33,717)	(144,067)
(96,518)	(205,546)	(130,962)	(433,489)
(88,297)	(187,095)	(38,178)	(112,043)
(751,156)	(1,361,925)	(1,929)	(6,095)
(381,985)	(1,463,561)	—	—
(12,608)	(26,137)	—	—
(3,075,040)	(6,593,150)	(4,236,614)	(15,608,488)

(796,775)	(27,497,236)	(19,039,856)	(13,010,647)
1,807,854	(552,456)	(296,157)	(3,745,837)
(115,856)	(1,447,095)	(2,211,282)	(6,271,371)
180,045	(332,794)	(22,093)	(2,171,230)
(6,690,740)	4,771,191	(206,581)	(1,551,953)
(290,094)	(483,249)	55,649	73,948
(521,509)	(1,708,469)	168,503	46,116
1,065,197	(12,712,051)	4,070	230
(3,133,753)	(26,761,850)	—	—
(90,273)	(152,473)	—	—
(8,585,904)	(66,876,482)	(21,547,747)	(26,630,744)
(8,281,418)	(55,896,001)	(23,566,022)	(16,484,646)

157,085,864	212,981,865	244,098,936	260,583,582
$ 148,804,446	$ 157,085,864	$ 220,532,914	$ 244,098,936

The accompanying notes are an integral part of the financial statements.
85

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Core Bond Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$21,331,358	$32,094,410
Net realized gain (loss)	(29,187,542)	(11,361,219)
Net change in unrealized appreciation (depreciation)	3,371,015	65,419,084
Net increase (decrease) in net assets resulting from operations	(4,485,169)	86,152,275
Distributions to shareholders (Note 2):
Class I	(15,148,554)	(40,136,674)
Class R5	(3,149,633)	(7,605,434)
Service Class	(751,895)	(1,891,061)
Administrative Class	(730,047)	(2,478,143)
Class R4	(276,380)	(120,279)
Class A	(584,386)	(1,509,569)
Class R3	(89,069)	(14,892)
Class Y	(111,289)	(29,646)
Class C	—	—
Total distributions	(20,841,253)	(53,785,698)
Net fund share transactions (Note 5):
Class I	(186,228,118)	242,538,186
Class R5	(7,332,995)	48,000,069
Service Class	(3,154,024)	4,970,114
Administrative Class	(6,861,448)	4,925,043
Class R4	(7,776,274)	18,431,557
Class A	(1,455,789)	7,180,960
Class R3	176,328	3,962,877
Class Y	1,689,197	3,968,772
Class C	—	—
Increase (decrease) in net assets from fund share transactions	(210,943,123)	333,977,578
Total increase (decrease) in net assets	(236,269,545)	366,344,155
Net assets
Beginning of period	1,035,107,623	668,763,468
End of period	$ 798,838,078	$ 1,035,107,623

The accompanying notes are an integral part of the financial statements.
86

MassMutual Diversified Bond Fund		MassMutual High Yield Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$2,881,830	$6,286,953	$13,745,882	$27,801,042
(6,645,185)	(7,191,515)	3,020,156	(8,428,430)
4,451,307	17,466,235	(12,461,986)	40,444,759
687,952	16,561,673	4,304,052	59,817,371

(1,089,437)	(4,094,531)	(8,700,414)	(17,898,093)
(1,426,750)	(5,721,867)	(1,354,371)	(2,549,886)
(80,338)	(341,259)	(645,964)	(1,414,181)
(73,732)	(309,178)	(406,587)	(909,388)
(38,439)	(291,894)	(514,489)	(1,103,163)
(66,417)	(342,709)	(216,254)	(455,417)
(17,885)	(84,938)	(875,904)	(1,603,752)
(2,143)	(8,489)	(1,036,727)	(1,863,291)
—	—	(4,022)	(6,636)
(2,795,141)	(11,194,865)	(13,754,732)	(27,803,807)

(5,557,974)	(25,822,733)	(19,733,753)	(26,792,695)
(51,295,771)	2,941,547	(928,067)	3,193,466
235,820	(379,460)	(313,890)	(3,645,131)
(777,515)	(1,063,196)	(1,328,261)	(1,454,696)
(676,934)	(2,259,714)	(2,370,898)	(1,828,568)
(347,326)	(982,660)	(138,749)	(938,051)
(160,229)	(76,807)	(1,155,050)	2,425,766
—	—	9,629,325	(5,880,715)
—	—	(64,114)	68,832
(58,579,929)	(27,643,023)	(16,403,457)	(34,851,792)
(60,687,118)	(22,276,215)	(25,854,137)	(2,838,228)

134,706,212	156,982,427	399,329,335	402,167,563
$ 74,019,094	$ 134,706,212	$ 373,475,198	$ 399,329,335

The accompanying notes are an integral part of the financial statements.
87

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Balanced Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$692,356	$1,430,201
Net realized gain (loss)	4,142,048	6,753,262
Net change in unrealized appreciation (depreciation)	(6,526,653)	15,701,210
Net increase (decrease) in net assets resulting from operations	(1,692,249)	23,884,673
Distributions to shareholders (Note 2):
Class I	(2,560,044)	(723,616)
Class R5	(1,444,504)	(396,171)
Service Class	(555,468)	(130,066)
Administrative Class	(32,309)	(53,892)
Class R4	(331,597)	(76,162)
Class A	(753,185)	(157,071)
Class R3	(745,510)	(112,924)
Class Y	(7,862)	(1,775)
Total distributions	(6,430,479)	(1,651,677)
Net fund share transactions (Note 5):
Class I	(2,694,877)	(5,511,108)
Class R5	(2,713,542)	(6,276,565)
Service Class	178,144	(329,955)
Administrative Class	(405,064)	(2,698,418)
Class R4	(2,777,074)	(770,920)
Class A	(576,739)	(1,843,172)
Class R3	176,907	547,814
Class Y	—	—
Increase (decrease) in net assets from fund share transactions	(8,812,245)	(16,882,324)
Total increase (decrease) in net assets	(16,934,973)	5,350,672
Net assets
Beginning of period	107,618,565	102,267,893
End of period	$ 90,683,592	$ 107,618,565

The accompanying notes are an integral part of the financial statements.
88

MassMutual Disciplined Growth Fund		MassMutual Small Cap Opportunities Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$(191,308)	$(302,341)	$1,430,894	$1,819,808
14,406,445	29,408,099	20,524,900	34,004,294
(21,049,134)	36,806,565	(47,827,584)	55,468,546
(6,833,997)	65,912,323	(25,871,790)	91,292,648

(6,624,034)	(1,615,353)	(20,081,798)	(6,676,666)
(17,721,101)	(3,517,567)	(9,093,763)	(5,186,500)
(1,543,510)	(356,459)	(794,038)	(766,370)
(2,773,297)	(877,160)	(1,657,323)	(1,035,678)
(1,339,942)	(300,501)	(1,199,731)	(720,788)
(1,363,385)	(402,264)	(3,407,054)	(1,811,705)
(1,026,627)	(219,465)	(866,595)	(406,374)
(26,282)	(5,349)	(120,410)	(4,792)
(32,418,178)	(7,294,118)	(37,220,712)	(16,608,873)

4,359,838	(5,546,394)	45,464,842	59,189,534
16,425,469	1,367,440	3,522,064	(16,489,541)
2,065,795	(7,056,823)	(8,514,168)	(2,139,233)
(6,089,163)	(5,260,335)	(6,701,247)	(3,274,170)
978,163	(938,506)	1,955,026	(3,807,912)
198,536	(2,743,064)	(2,374,379)	(841,795)
976,200	(502,122)	1,096,333	478,485
—	—	551,460	967,284
18,914,838	(20,679,804)	34,999,931	34,082,652
(20,337,337)	37,938,401	(28,092,571)	108,766,427

197,173,203	159,234,802	434,869,639	326,103,212
$ 176,835,866	$ 197,173,203	$ 406,777,068	$ 434,869,639

The accompanying notes are an integral part of the financial statements.
89

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Global Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(498,931)	$(566,827)
Net realized gain (loss)	22,791,788	27,714,397
Net change in unrealized appreciation (depreciation)	(33,554,076)	28,065,689
Net increase (decrease) in net assets resulting from operations	(11,261,219)	55,213,259
Distributions to shareholders (Note 2):
Class I	(6,969,440)	(12,522,119)
Class R5	(6,369,324)	(11,551,942)
Service Class	(521,415)	(950,873)
Administrative Class	(6,153,831)	(11,606,738)
Class R4	(1,423,516)	(2,340,010)
Class A	(1,693,982)	(2,779,676)
Class R3	(1,291,023)	(1,893,964)
Class Y	—	—
Total distributions	(24,422,531)	(43,645,322)
Net fund share transactions (Note 5):
Class I	(4,443,183)	3,476,953
Class R5	1,131,920	2,919,396
Service Class	274,349	91,559
Administrative Class	53,362	(6,605,617)
Class R4	274,234	343,503
Class A	802,600	1,104,000
Class R3	624,950	1,456,707
Increase (decrease) in net assets from fund share transactions	(1,281,768)	2,786,501
Total increase (decrease) in net assets	(36,965,518)	14,354,438
Net assets
Beginning of period	188,154,273	173,799,835
End of period	$ 151,188,755	$ 188,154,273

The accompanying notes are an integral part of the financial statements.
90

MassMutual International Equity Fund
Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

$154,695	$1,601,501
1,468,256	3,563,471
(12,098,058)	18,074,283
(10,475,107)	23,239,255

(3,150,218)	(2,460,099)
(1,274,578)	(972,915)
(133,182)	(95,641)
(67,886)	(62,526)
(28,435)	(18,101)
(437,127)	(312,344)
(106,572)	(71,282)
(5,140)	(3,327)
(5,203,138)	(3,996,235)

(44,231,600)	(9,149,308)
(2,545,608)	(5,432,261)
203,904	(990,872)
(386,959)	(475,126)
(14,712)	(1,435)
(148,024)	(1,432,620)
(216,096)	(36,174)
(47,339,095)	(17,517,796)
(63,017,340)	1,725,224

120,460,566	118,735,342
$ 57,443,226	$ 120,460,566

The accompanying notes are an integral part of the financial statements.
91

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual U.S. Government Money Market Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class R5
3/31/25[r]	$1.00	$0.02	$0.00[d]	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.03%[b]	$299,372	0.53%[a]	0.52%[a]	4.02%[a]
9/30/24	1.00	0.05	0.00[d]	0.05	(0.05)	—	(0.05)	1.00	4.96%	173,563	0.54%	0.53%	4.82%
9/30/23	1.00	0.04	0.00[d]	0.04	(0.04)	—	(0.04)	1.00	4.08%	172,108	0.61%	N/A	3.95%
9/30/22	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.44%	205,328	0.54%	0.27%	0.39%
9/30/21	1.00	(0.00)[d]	0.00[d]	0.00[d]	—	—	—	1.00	0.00%[e]	235,578	0.51%	0.07%	0.00%[e]
9/30/20	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	0.56%	277,991	0.51%	0.40%	0.59%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
92

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.24	$0.20	$0.01	$0.21	$(0.19)	$—	$(0.19)	$9.26	2.30%[b]	$52,921	0.57%[a]	0.46%[a]	4.34%[a]
9/30/24	8.68	0.38	0.53	0.91	(0.35)	—	(0.35)	9.24	10.69%	53,625	0.59%	0.44%	4.21%
9/30/23	8.67	0.30	0.04aa	0.34	(0.33)	(0.00)[d]	(0.33)	8.68	3.96%	77,614	0.70%	0.46%	3.47%
9/30/22	10.10	0.20	(1.19)	(0.99)	(0.44)	—	(0.44)	8.67	(10.11%)	131,484	0.40%	0.39%	2.08%
9/30/21	10.09	0.24	0.22	0.46	(0.45)	—	(0.45)	10.10	4.69%	211,826	0.44%	N/A	2.41%
9/30/20	10.31	0.34	(0.21)	0.13	(0.35)	—	(0.35)	10.09	1.26%	189,805	0.42%	N/A	3.41%
Class R5
3/31/25[r]	$9.29	$0.20	$0.01	$0.21	$(0.19)	$—	$(0.19)	$9.31	2.25%[b]	$13,386	0.67%[a]	0.56%[a]	4.25%[a]
9/30/24	8.72	0.36	0.55	0.91	(0.34)	—	(0.34)	9.29	10.60%	11,547	0.69%	0.61%	4.03%
9/30/23	8.70	0.27	0.05aa	0.32	(0.30)	(0.00)[d]	(0.30)	8.72	3.71%	11,359	0.82%	N/A	3.09%
9/30/22	10.13	0.19	(1.20)	(1.01)	(0.42)	—	(0.42)	8.70	(10.26%)	30,546	0.50%	N/A	1.95%
9/30/21	10.12	0.24	0.21	0.45	(0.44)	—	(0.44)	10.13	4.56%	66,938	0.54%	N/A	2.34%
9/30/20	10.34	0.33	(0.21)	0.12	(0.34)	—	(0.34)	10.12	1.15%	110,813	0.52%	N/A	3.31%
Service Class
3/31/25[r]	$9.22	$0.19	$0.01	$0.20	$(0.18)	$—	$(0.18)	$9.24	2.20%[b]	$2,006	0.77%[a]	0.66%[a]	4.14%[a]
9/30/24	8.65	0.35	0.55	0.90	(0.33)	—	(0.33)	9.22	10.55%	2,117	0.79%	0.71%	3.98%
9/30/23	8.65	0.26	0.03aa	0.29	(0.29)	(0.00)[d]	(0.29)	8.65	3.37%	3,437	0.91%	N/A	3.02%
9/30/22	10.06	0.17	(1.18)	(1.01)	(0.40)	—	(0.40)	8.65	(10.30%)	2,981	0.62%	N/A	1.82%
9/30/21	10.04	0.23	0.21	0.44	(0.42)	—	(0.42)	10.06	4.51%	16,282	0.64%	N/A	2.25%
9/30/20	10.26	0.32	(0.22)	0.10	(0.32)	—	(0.32)	10.04	1.00%	38,559	0.62%	N/A	3.19%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	21%	34%	16%	20%	72%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
93

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$9.19	$0.19	$0.01	$0.20	$(0.18)	$—	$(0.18)	$9.21	2.15%[b]	$12,333	0.87%[a]	0.76%[a]	4.06%[a]
9/30/24	8.63	0.34	0.54	0.88	(0.32)	—	(0.32)	9.19	10.33%	12,116	0.89%	0.81%	3.86%
9/30/23	8.62	0.25	0.04aa	0.29	(0.28)	(0.00)[d]	(0.28)	8.63	3.39%	11,719	1.01%	N/A	2.96%
9/30/22	10.01	0.17	(1.18)	(1.01)	(0.38)	—	(0.38)	8.62	(10.38%)	10,582	0.70%	N/A	1.78%
9/30/21	10.00	0.21	0.22	0.43	(0.42)	—	(0.42)	10.01	4.40%	16,920	0.74%	N/A	2.16%
9/30/20	10.22	0.31	(0.21)	0.10	(0.32)	—	(0.32)	10.00	0.94%	27,628	0.72%	N/A	3.12%
Class R4
3/31/25[r]	$9.26	$0.18	$0.00[d]	$0.18	$(0.17)	$—	$(0.17)	9.27	1.96%[b]	$1,702	1.02%[a]	0.91%[a]	3.87%[a]
9/30/24	8.69	0.34	0.54	0.88	(0.31)	—	(0.31)	9.26	10.24%	8,391	1.04%	0.93%	3.75%
9/30/23	8.69	0.23	0.04aa	0.27	(0.27)	(0.00)[d]	(0.27)	8.69	3.11%	3,225	1.16%	N/A	2.63%
9/30/22	10.07	0.15	(1.18)	(1.03)	(0.35)	—	(0.35)	8.69	(10.46%)	8,688	0.85%	N/A	1.63%
9/30/21	10.05	0.20	0.22	0.42	(0.40)	—	(0.40)	10.07	4.30%	11,743	0.89%	N/A	1.97%
9/30/20	10.27	0.29	(0.21)	0.08	(0.30)	—	(0.30)	10.05	0.79%	11,525	0.87%	N/A	2.96%
Class A
3/31/25[r]	$9.15	$0.17	$0.02	$0.19	$(0.17)	$—	(0.17)	$9.17	2.05%[b]	$5,685	1.07%[a]	0.96%[a]	3.85%[a]
9/30/24	8.59	0.32	0.54	0.86	(0.30)	—	(0.30)	9.15	10.12%	5,960	1.11%	1.02%	3.63%
9/30/23	8.58	0.23	0.03aa	0.26	(0.25)	(0.00)[d]	(0.25)	8.59	3.13%	6,055	1.26%	N/A	2.65%
9/30/22	9.93	0.14	(1.18)	(1.04)	(0.31)	—	(0.31)	8.58	(10.63%)	7,588	0.95%	N/A	1.44%
9/30/21	9.92	0.19	0.21	0.40	(0.39)	—	(0.39)	9.93	4.15%	36,186	0.99%	N/A	1.90%
9/30/20	10.14	0.28	(0.21)	0.07	(0.29)	—	(0.29)	9.92	0.71%	41,913	0.97%	N/A	2.87%
Class R3
3/31/25[r]	$9.18	$0.17	$0.01	$0.18	$(0.16)	—	$(0.16)	$9.20	1.95%[b]	$4,892	1.27%[a]	1.16%[a]	3.64%[a]
9/30/24	8.62	0.30	0.54	0.84	(0.28)	—	(0.28)	9.18	9.90%	5,406	1.29%	1.21%	3.44%
9/30/23	8.61	0.21	0.04aa	0.25	(0.24)	(0.00)[d]	(0.24)	8.62	2.98%	6,742	1.41%	N/A	2.49%
9/30/22	9.99	0.13	(1.19)	(1.06)	(0.32)	—	(0.32)	8.61	(10.80%)	7,665	1.10%	N/A	1.37%
9/30/21	9.98	0.17	0.22	0.39	(0.38)	—	(0.38)	9.99	4.04%	11,652	1.14%	N/A	1.70%
9/30/20	10.20	0.27	(0.22)	0.05	(0.27)	—	(0.27)	9.98	0.53%	7,737	1.12%	N/A	2.72%
Class Y
3/31/25[r]	$9.25	$0.20	$0.01	$0.21	$(0.19)	$—	$(0.19)	$9.27	2.28%[b]	$36,671	0.67%[a]	0.51%[a]	4.29%[a]
9/30/24	8.69	0.37	0.54	0.91	(0.35)	—	(0.35)	9.25	10.65%	35,519	0.69%	0.47%	4.19%
9/30/23	8.68	0.30	0.04aa	0.34	(0.33)	(0.00)[d]	(0.33)	8.69	3.96%	46,025	0.81%	0.46%	3.43%
9/30/22[g]	9.86	0.15	(1.09)	(0.94)	(0.24)	—	(0.24)	8.68	(9.66%)[b]	222,385	0.48%[a]	0.40%[a]	2.05%[a]
Class L
3/31/25[r]	$9.21	$0.18	$0.02	$0.20	$(0.18)	—	$(0.18)	$9.23	2.15%[b]	$18,529	0.87%[a]	0.76%[a]	4.04%[a]
9/30/24	8.65	0.35	0.53	0.88	(0.32)	—	(0.32)	9.21	10.41%	21,638	0.89%	0.72%	3.92%
9/30/23	8.64	0.28	0.03aa	0.31	(0.30)	(0.00)[d]	(0.30)	8.65	3.70%	45,936	1.00%	0.71%	3.22%
9/30/22[g]	9.82	0.14	(1.10)	(0.96)	(0.22)	—	(0.22)	8.64	(9.87%)[b]	76,609	0.69%[a]	0.65%[a]	1.86%[a]
Class C
3/31/25[r]	$9.29	$0.18	$0.01	$0.19	$(0.17)	$—	$(0.17)	$9.31	2.02%[b]	$677	1.12%[a]	1.01%[a]	3.79%[a]
9/30/24	8.72	0.33	0.55	0.88	(0.31)	—	(0.31)	9.29	10.20%	767	1.14%	0.97%	3.68%
9/30/23	8.71	0.26	0.04aa	0.30	(0.29)	(0.00)[d]	(0.29)	8.72	3.44%	871	1.26%	0.96%	2.95%
9/30/22[g]	9.90	0.12	(1.11)	(0.99)	(0.20)	—	(0.20)	8.71	(10.07%)[b]	1,097	0.94%[a]	0.90%[a]	1.64%[a]

The accompanying notes are an integral part of the financial statements.
94

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I
3/31/25[r]	$9.53	$0.20	$(0.07)	$0.13	$(0.18)	$—	$(0.18)	$9.48	1.38%[b]	$141,933	0.54%[a]	N/A	0.49%[a]	4.24%[a]
9/30/24	9.15	0.43	0.53	0.96	(0.58)	—	(0.58)	9.53	10.91%	162,467	0.53%	N/A	0.51%	4.63%
9/30/23	9.35	0.35	(0.19)	0.16	(0.36)	—	(0.36)	9.15	1.67%	168,966	0.51%	N/A	N/A	3.74%
9/30/22	11.46	0.27	(1.57)	(1.30)	(0.20)	(0.61)	(0.81)	9.35	(12.28%)	169,362	0.47%	N/A	N/A	2.60%
9/30/21	11.40	0.19	0.48	0.67	(0.12)	(0.49)	(0.61)	11.46	6.12%	187,579	0.47%	0.47%[n]	0.47%[n]	1.73%
9/30/20	10.59	0.20	0.83	1.03	(0.22)	—	(0.22)	11.40	9.93%	176,809	0.47%	0.47%[n]	0.47%[n]	1.86%
Class R5
3/31/25[r]	$9.54	$0.19	$(0.08)	$0.11	$(0.17)	$—	$(0.17)	$9.48	1.23%[b]	$47,318	0.64%[a]	N/A	0.59%[a]	4.16%[a]
9/30/24	9.15	0.42	0.54	0.96	(0.57)	—	(0.57)	9.54	10.89%	47,912	0.63%	N/A	0.61%	4.52%
9/30/23	9.35	0.34	(0.19)	0.15	(0.35)	—	(0.35)	9.15	1.56%	49,635	0.61%	N/A	N/A	3.63%
9/30/22	11.47	0.25	(1.57)	(1.32)	(0.19)	(0.61)	(0.80)	9.35	(12.44%)	66,136	0.57%	N/A	N/A	2.40%
9/30/21	11.41	0.18	0.48	0.66	(0.11)	(0.49)	(0.60)	11.47	6.01%	93,318	0.57%	0.57%[n]	0.57%[n]	1.63%
9/30/20	10.59	0.19	0.84	1.03	(0.21)	—	(0.21)	11.41	9.92%	86,369	0.57%	0.57%[n]	0.57%[n]	1.75%
Service Class
3/31/25[r]	$9.51	$0.19	$(0.07)	$0.12	$(0.17)	$—	$(0.17)	$9.46	1.28%[b]	$13,612	0.74%[a]	N/A	0.69%[a]	4.03%[a]
9/30/24	9.12	0.41	0.54	0.95	(0.56)	—	(0.56)	9.51	10.74%	15,952	0.72%	N/A	0.71%	4.44%
9/30/23	9.31	0.32	(0.17)	0.15	(0.34)	—	(0.34)	9.12	1.55%	21,436	0.71%	N/A	N/A	3.48%
9/30/22	11.42	0.23	(1.55)	(1.32)	(0.18)	(0.61)	(0.79)	9.31	(12.51%)	31,069	0.67%	N/A	N/A	2.19%
9/30/21	11.37	0.17	0.47	0.64	(0.10)	(0.49)	(0.59)	11.42	5.84%	55,836	0.67%	0.67%[n]	0.67%[n]	1.53%
9/30/20	10.55	0.18	0.84	1.02	(0.20)	—	(0.20)	11.37	9.82%	54,729	0.67%	0.67%[n]	0.67%[n]	1.66%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	16%	78%	80%	77%	100%	110%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
p
Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
95

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Administrative Class
3/31/25[r]	$9.65	$0.19	$(0.07)	$0.12	$(0.17)	$—	$(0.17)	$9.60	1.24%[b]	4,895	0.84%[a]	N/A	0.79%[a]	3.95%[a]
9/30/24	9.24	0.40	0.56	0.96	(0.55)	—	(0.55)	9.65	10.76%	4,953	0.82%	N/A	0.81%	4.32%
9/30/23	9.43	0.33	(0.19)	0.14	(0.33)	—	(0.33)	9.24	1.40%	6,883	0.81%	N/A	N/A	3.45%
9/30/22	11.55	0.23	(1.58)	(1.35)	(0.16)	(0.61)	(0.77)	9.43	(12.59%)	7,759	0.77%	N/A	N/A	2.15%
9/30/21	11.49	0.16	0.48	0.64	(0.09)	(0.49)	(0.58)	11.55	5.74%	14,073	0.77%	0.77%[n]	0.77%[n]	1.42%
9/30/20	10.66	0.17	0.85	1.02	(0.19)	—	(0.19)	11.49	9.70%	15,288	0.77%	0.77%[n]	0.77%[n]	1.56%
Class R4
3/31/25[r]	$9.30	$0.17	$(0.07)	$0.10	$(0.15)	$—	$(0.15)	$9.25	1.14%[b]	$1,898	0.99%[a]	N/A	0.94%[a]	3.79%[a]
9/30/24	8.88	0.38	0.53	0.91	(0.49)	—	(0.49)	9.30	10.55%	2,120	0.97%	N/A	0.96%	4.19%
9/30/23	9.08	0.30	(0.18)	0.12	(0.32)	—	(0.32)	8.88	1.24%	3,557	0.96%	N/A	N/A	3.26%
9/30/22	11.16	0.22	(1.54)	(1.32)	(0.15)	(0.61)	(0.76)	9.08	(12.75%)	4,316	0.92%	N/A	N/A	2.10%
9/30/21	11.12	0.14	0.47	0.61	(0.08)	(0.49)	(0.57)	11.16	5.65%	5,234	0.92%	0.92%[n]	0.92%[n]	1.31%
9/30/20	10.33	0.15	0.82	0.97	(0.18)	—	(0.18)	11.12	9.51%	4,358	0.92%	0.92%[n]	0.92%[n]	1.40%
Class A
3/31/25[r]	$9.39	$0.17	$(0.07)	$0.10	$(0.15)	$—	$(0.15)	$9.34	1.12%[b]	$8,368	1.04%[a]	N/A	0.99%[a]	3.78%[a]
9/30/24	8.98	0.37	0.53	0.90	(0.49)	—	(0.49)	9.39	10.38%	8,349	1.04%	N/A	1.03%	4.10%
9/30/23	9.17	0.29	(0.18)	0.11	(0.30)	—	(0.30)	8.98	1.15%	7,905	1.06%	N/A	N/A	3.17%
9/30/22	11.23	0.20	(1.54)	(1.34)	(0.11)	(0.61)	(0.72)	9.17	(12.81%)	8,860	1.02%	N/A	N/A	1.94%
9/30/21	11.19	0.12	0.48	0.60	(0.07)	(0.49)	(0.56)	11.23	5.54%	13,244	1.02%	1.02%[n]	1.02%[n]	1.12%
9/30/20	10.39	0.14	0.82	0.96	(0.16)	—	(0.16)	11.19	9.42%	22,018	1.02%	1.02%[n]	1.02%[n]	1.30%
Class R3
3/31/25[r]	$9.33	$0.16	$(0.08)	$0.08	$(0.14)	$—	$(0.14)	$9.27	0.91%[b]	$2,402	1.24%[a]	N/A	1.19%[a]	3.55%[a]
9/30/24	8.91	0.36	0.53	0.89	(0.47)	—	(0.47)	9.33	10.28%	2,243	1.23%	N/A	1.21%	3.92%
9/30/23	9.09	0.27	(0.17)	0.10	(0.28)	—	(0.28)	8.91	1.07%	2,103	1.21%	N/A	N/A	3.01%
9/30/22	11.17	0.19	(1.54)	(1.35)	(0.12)	(0.61)	(0.73)	9.09	(12.98%)	2,414	1.17%	N/A	N/A	1.89%
9/30/21	11.12	0.11	0.47	0.58	(0.04)	(0.49)	(0.53)	11.17	5.40%	2,940	1.17%	1.17%[n]	1.17%[n]	1.02%
9/30/20	10.33	0.12	0.82	0.94	(0.15)	—	(0.15)	11.12	9.20%	3,256	1.17%	1.17%[n]	1.17%[n]	1.16%
Class Y
3/31/25[r]	$9.55	$0.19	$(0.07)	$0.12	$(0.17)	$—	$(0.17)	$9.50	1.33%[b]	$106	0.64%[a]	N/A	0.59%[a]	4.16%[a]
9/30/24	9.16	0.42	0.54	0.96	(0.57)	—	(0.57)	9.55	10.84%	103	0.63%	N/A	0.61%	4.53%
9/30/23[g]	9.33	0.26	(0.43)	(0.17)	—	—	—	9.16	(1.82%)[b]	98	0.61%[a]	N/A	N/A	4.16%[a]

The accompanying notes are an integral part of the financial statements.
96

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Core Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.30	$0.21	$(0.19)	$0.02	$(0.21)	$—	$(0.21)	$9.11	0.25%[b]	$552,823	0.47%[a]	0.40%[a]	4.72%[a]
9/30/24	8.84	0.43	0.76	1.19	(0.73)	—	(0.73)	9.30	14.13%	758,457	0.45%	0.43%	4.85%
9/30/23	9.10	0.41	(0.32)	0.09	(0.35)	—	(0.35)	8.84	0.92%	492,575	0.45%	N/A	4.53%
9/30/22	11.33	0.27	(2.07)	(1.80)	(0.26)	(0.17)	(0.43)	9.10	(16.47%)	485,216	0.42%	N/A	2.62%
9/30/21	11.64	0.27	0.11	0.38	(0.43)	(0.26)	(0.69)	11.33	3.31%	679,036	0.42%	N/A	2.39%
9/30/20	11.33	0.37	0.32	0.69	(0.38)	—	(0.38)	11.64	6.28%	786,360	0.42%	N/A	3.27%
Class R5
3/31/25[r]	$9.34	$0.21	$(0.19)	$0.02	$(0.21)	$—	$(0.21)	$9.15	0.21%[b]	$134,651	0.57%[a]	0.49%[a]	4.67%[a]
9/30/24	8.88	0.43	0.75	1.18	(0.72)	—	(0.72)	9.34	13.93%	145,071	0.55%	0.53%	4.75%
9/30/23	9.13	0.40	(0.31)	0.09	(0.34)	—	(0.34)	8.88	0.91%	92,389	0.55%	N/A	4.41%
9/30/22	11.37	0.25	(2.07)	(1.82)	(0.25)	(0.17)	(0.42)	9.13	(16.60%)	135,050	0.52%	N/A	2.43%
9/30/21	11.68	0.26	0.11	0.37	(0.42)	(0.26)	(0.68)	11.37	3.19%	306,648	0.52%	N/A	2.29%
9/30/20	11.37	0.36	0.32	0.68	(0.37)	—	(0.37)	11.68	6.16%	316,359	0.52%	N/A	3.17%
Service Class
3/31/25[r]	$9.29	$0.21	$(0.20)	$0.01	$(0.20)	$—	$(0.20)	$9.10	0.15%[b]	$32,128	0.67%[a]	0.59%[a]	4.57%[a]
9/30/24	8.82	0.42	0.76	1.18	(0.71)	—	(0.71)	9.29	13.95%	36,028	0.65%	0.63%	4.66%
9/30/23	9.07	0.39	(0.31)	0.08	(0.33)	—	(0.33)	8.82	0.81%	29,605	0.65%	N/A	4.31%
9/30/22	11.30	0.25	(2.07)	(1.82)	(0.24)	(0.17)	(0.41)	9.07	(16.72%)	36,797	0.62%	N/A	2.40%
9/30/21	11.60	0.25	0.10	0.35	(0.39)	(0.26)	(0.65)	11.30	3.11%	58,047	0.62%	N/A	2.19%
9/30/20	11.29	0.35	0.31	0.66	(0.35)	—	(0.35)	11.60	6.06%	83,876	0.62%	N/A	3.08%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	116%[t]	248%	206%	239%	256%	231%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
t	Portfolio turnover rate excluding TBA transactions for the period ended March 31, 2025 was 51%.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
97

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$9.20	$0.20	$(0.20)	$0.00[d]	$(0.19)	$—	$(0.19)	$9.01	0.08%[b]	$29,575	0.77%[a]	0.70%[a]	4.45%[a]
9/30/24	8.74	0.40	0.76	1.16	(0.70)	—	(0.70)	9.20	13.82%	37,304	0.75%	0.73%	4.55%
9/30/23	8.99	0.38	(0.31)	0.07	(0.32)	—	(0.32)	8.74	0.70%	30,750	0.75%	N/A	4.22%
9/30/22	11.19	0.24	(2.05)	(1.81)	(0.22)	(0.17)	(0.39)	8.99	(16.75%)	35,207	0.72%	N/A	2.30%
9/30/21	11.51	0.24	0.10	0.34	(0.40)	(0.26)	(0.66)	11.19	2.97%	55,178	0.72%	N/A	2.11%
9/30/20	11.21	0.33	0.32	0.65	(0.35)	—	(0.35)	11.51	5.94%	76,597	0.72%	N/A	2.97%
Class R4
3/31/25[r]	$9.10	$0.19	$(0.18)	$0.01	$(0.19)	$—	$(0.19)	$8.92	0.09%[b]	$11,664	0.92%[a]	0.85%[a]	4.28%[a]
9/30/24	8.62	0.37	0.76	1.13	(0.65)	—	(0.65)	9.10	13.63%	19,865	0.90%	0.88%	4.35%
9/30/23	8.84	0.36	(0.30)	0.06	(0.28)	—	(0.28)	8.62	0.57%	1,420	0.90%	N/A	4.05%
9/30/22	11.01	0.20	(2.00)	(1.80)	(0.20)	(0.17)	(0.37)	8.84	(16.92%)	2,295	0.87%	N/A	1.99%
9/30/21	11.33	0.21	0.10	0.31	(0.37)	(0.26)	(0.63)	11.01	2.82%	8,557	0.87%	N/A	1.95%
9/30/20	11.04	0.31	0.31	0.62	(0.33)	—	(0.33)	11.33	5.80%	10,444	0.87%	N/A	2.80%
Class A
3/31/25[r]	$9.15	$0.19	$(0.19)	$0.00[d]	$(0.19)	$—	$(0.19)	$8.96	(0.03%)[b]	$28,049	0.97%[a]	0.89%[a]	4.27%[a]
9/30/24	8.66	0.38	0.75	1.13	(0.64)	—	(0.64)	9.15	13.57%	30,138	0.97%	0.95%	4.34%
9/30/23	8.91	0.35	(0.31)	0.04	(0.29)	—	(0.29)	8.66	0.34%	21,761	1.00%	N/A	3.97%
9/30/22	11.09	0.20	(2.01)	(1.81)	(0.20)	(0.17)	(0.37)	8.91	(16.91%)	23,746	0.97%	N/A	1.97%
9/30/21	11.40	0.21	0.09	0.30	(0.35)	(0.26)	(0.61)	11.09	2.70%	57,351	0.97%	N/A	1.83%
9/30/20	11.10	0.30	0.32	0.62	(0.32)	—	(0.32)	11.40	5.70%	58,572	0.97%	N/A	2.72%
Class R3
3/31/25[r]	$9.52	$0.19	$(0.20)	$(0.01)	$(0.18)	$—	$(0.18)	$9.33	(0.05%)[b]	$4,219	1.17%[a]	1.09%[a]	4.08%[a]
9/30/24	8.94	0.35	0.86	1.21	(0.63)	—	(0.63)	9.52	14.06%	4,126	1.15%	1.13%	4.06%
9/30/23	9.18	0.35	(0.32)	0.03	(0.27)	—	(0.27)	8.94	0.23%	169	1.15%	N/A	3.81%
9/30/22	11.34	0.20	(2.09)	(1.89)	(0.10)	(0.17)	(0.27)	9.18	(17.05%)	177	1.12%	N/A	1.88%
9/30/21	11.63	0.19	0.10	0.29	(0.32)	(0.26)	(0.58)	11.34	2.54%	352	1.12%	N/A	1.70%
9/30/20	11.34	0.29	0.32	0.61	(0.32)	—	(0.32)	11.63	5.54%	867	1.12%	N/A	2.57%
Class Y
3/31/25[r]	$9.34	$0.21	$(0.19)	$0.02	$(0.21)	$—	$(0.21)	$9.15	0.21%[b]	$5,729	0.57%[a]	0.49%[a]	4.69%[a]
9/30/24	8.87	0.44	0.75	1.19	(0.72)	—	(0.72)	9.34	14.03%	4,119	0.55%	0.53%	4.78%
9/30/23[g]	9.33	0.28	(0.74)	(0.46)	—	—	—	8.87	(4.93%)[b]	95	0.55%[a]	N/A	4.59%[a]

The accompanying notes are an integral part of the financial statements.
98

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Diversified Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.10	$0.21	$(0.15)	$0.06	$(0.20)	$—	$(0.20)	$8.96	0.71%[b]	$46,095	0.66%[a]	0.59%[a]	4.67%[a]
9/30/24	8.68	0.43	0.74	1.17	(0.75)	—	(0.75)	9.10	14.13%	52,500	0.66%	0.64%	4.85%
9/30/23	8.93	0.41	(0.30)	0.11	(0.36)	—	(0.36)	8.68	1.13%	76,296	0.61%	N/A	4.65%
9/30/22	11.33	0.31	(2.27)	(1.96)	(0.30)	(0.14)	(0.44)	8.93	(18.00%)	75,455	0.54%	N/A	3.07%
9/30/21	11.51	0.32	0.33	0.65	(0.46)	(0.37)	(0.83)	11.33	5.89%	111,411	0.52%	N/A	2.85%
9/30/20	11.28	0.39	0.20	0.59	(0.36)	(0.00)[d]	(0.36)	11.51	5.43%	97,183	0.51%	N/A	3.54%
Class R5
3/31/25[r]	$8.21	$0.18	$(0.13)	$0.05	$(0.18)	$—	$(0.18)	$8.08	0.61%[b]	$15,279	0.76%[a]	0.69%[a]	4.58%[a]
9/30/24	7.87	0.38	0.67	1.05	(0.71)	—	(0.71)	8.21	14.03%	67,568	0.76%	0.74%	4.75%
9/30/23	8.13	0.37	(0.28)	0.09	(0.35)	—	(0.35)	7.87	1.00%	61,990	0.71%	N/A	4.55%
9/30/22	10.35	0.28	(2.07)	(1.79)	(0.29)	(0.14)	(0.43)	8.13	(18.05%)	57,774	0.64%	N/A	2.99%
9/30/21	10.58	0.28	0.31	0.59	(0.45)	(0.37)	(0.82)	10.35	5.79%	80,079	0.62%	N/A	2.75%
9/30/20	10.40	0.35	0.18	0.53	(0.35)	(0.00)[d]	(0.35)	10.58	5.30%	78,289	0.61%	N/A	3.46%
Service Class
3/31/25[r]	$8.37	$0.18	$(0.13)	$0.05	$(0.18)	$—	$(0.18)	$8.24	0.59%[b]	$3,807	0.86%[a]	0.79%[a]	4.48%[a]
9/30/24	8.00	0.38	0.69	1.07	(0.70)	—	(0.70)	8.37	14.09%	3,629	0.86%	0.84%	4.65%
9/30/23	8.27	0.37	(0.30)	0.07	(0.34)	—	(0.34)	8.00	0.73%	3,836	0.81%	N/A	4.44%
9/30/22	10.51	0.27	(2.10)	(1.83)	(0.27)	(0.14)	(0.41)	8.27	(18.11%)	4,963	0.74%	N/A	2.81%
9/30/21	10.73	0.28	0.31	0.59	(0.44)	(0.37)	(0.81)	10.51	5.71%	11,853	0.72%	N/A	2.66%
9/30/20	10.54	0.35	0.18	0.53	(0.34)	(0.00)[d]	(0.34)	10.73	5.20%	12,067	0.71%	N/A	3.36%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	193%[t]	153%	107%	198%	192%	186%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
t	Portfolio turnover rate excluding TBA transactions for the period ended March 31, 2025 was 126%.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
99

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$8.36	$0.18	$(0.14)	$0.04	$(0.17)	$—	$(0.17)	$8.23	0.54%[b]	$3,047	0.96%[a]	0.89%[a]	4.36%[a]
9/30/24	7.99	0.37	0.68	1.05	(0.68)	—	(0.68)	8.36	13.87%	3,901	0.96%	0.94%	4.54%
9/30/23	8.25	0.35	(0.28)	0.07	(0.33)	—	(0.33)	7.99	0.76%	4,797	0.91%	N/A	4.31%
9/30/22	10.49	0.26	(2.10)	(1.84)	(0.26)	(0.14)	(0.40)	8.25	(18.21%)	8,149	0.84%	N/A	2.76%
9/30/21	10.71	0.27	0.30	0.57	(0.42)	(0.37)	(0.79)	10.49	5.52%	12,621	0.82%	N/A	2.57%
9/30/20	10.52	0.34	0.18	0.52	(0.33)	(0.00)[d]	(0.33)	10.71	5.10%	17,108	0.81%	N/A	3.25%
Class R4
3/31/25[r]	$8.24	$0.17	$(0.14)	$0.03	$(0.16)	$—	$(0.16)	$8.11	0.44%[b]	$1,522	1.11%[a]	1.04%[a]	4.19%[a]
9/30/24	7.86	0.35	0.69	1.04	(0.66)	—	(0.66)	8.24	13.84%	2,254	1.11%	1.09%	4.39%
9/30/23	8.12	0.34	(0.28)	0.06	(0.32)	—	(0.32)	7.86	0.64%	4,395	1.06%	N/A	4.20%
9/30/22	10.33	0.25	(2.08)	(1.83)	(0.24)	(0.14)	(0.38)	8.12	(18.37%)	3,754	0.99%	N/A	2.63%
9/30/21	10.57	0.25	0.29	0.54	(0.41)	(0.37)	(0.78)	10.33	5.35%	5,253	0.97%	N/A	2.42%
9/30/20	10.38	0.32	0.19	0.51	(0.32)	(0.00)[d]	(0.32)	10.57	5.05%	6,233	0.96%	N/A	3.10%
Class A
3/31/25[r]	$8.41	$0.17	$(0.13)	$0.04	$(0.17)	$—	$(0.17)	$8.28	0.45%[b]	$3,268	1.16%[a]	1.09%[a]	4.17%[a]
9/30/24	8.01	0.35	0.70	1.05	(0.65)	—	(0.65)	8.41	13.69%	3,673	1.18%	1.16%	4.32%
9/30/23	8.26	0.34	(0.29)	0.05	(0.30)	—	(0.30)	8.01	0.54%	4,468	1.16%	N/A	4.09%
9/30/22	10.49	0.24	(2.10)	(1.86)	(0.23)	(0.14)	(0.37)	8.26	(18.40%)	5,106	1.09%	N/A	2.46%
9/30/21	10.69	0.24	0.30	0.54	(0.37)	(0.37)	(0.74)	10.49	5.23%	9,381	1.07%	N/A	2.33%
9/30/20	10.48	0.31	0.20	0.51	(0.30)	(0.00)[d]	(0.30)	10.69	4.96%	14,756	1.06%	N/A	2.99%
Class R3
3/31/25[r]	$8.34	$0.16	$(0.13)	$0.03	$(0.16)	$—	$(0.16)	$8.21	0.34%[b]	$904	1.36%[a]	1.29%[a]	3.97%[a]
9/30/24	7.93	0.33	0.69	1.02	(0.61)	—	(0.61)	8.34	13.50%	1,082	1.36%	1.34%	4.14%
9/30/23	8.20	0.32	(0.29)	0.03	(0.30)	—	(0.30)	7.93	0.29%	1,106	1.31%	N/A	3.94%
9/30/22	10.30	0.22	(2.08)	(1.86)	(0.10)	(0.14)	(0.24)	8.20	(18.45%)	1,347	1.24%	N/A	2.35%
9/30/21	10.53	0.22	0.30	0.52	(0.38)	(0.37)	(0.75)	10.30	5.14%	3,255	1.22%	N/A	2.16%
9/30/20	10.34	0.29	0.17	0.46	(0.27)	(0.00)[d]	(0.27)	10.53	4.61%	3,881	1.21%	N/A	2.85%
Class Y
3/31/25[r]	$8.22	$0.18	$(0.13)	$0.05	$(0.18)	$—	$(0.18)	$8.09	0.61%[b]	$97	0.76%[a]	0.69%[a]	4.57%[a]
9/30/24	7.87	0.38	0.67	1.05	(0.70)	—	(0.70)	8.22	14.11%	99	0.76%	0.74%	4.75%
9/30/23[g]	8.30	0.25	(0.68)	(0.43)	—	—	—	7.87	(5.18%)[b]	95	0.71%[a]	N/A	4.63%[a]

The accompanying notes are an integral part of the financial statements.
100

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$8.16	$0.29	$(0.19)	$0.10	$(0.29)	$(0.29)	$7.97	1.25%[b]	$227,504	0.60%[a]	0.54%[a]	7.20%[a]
9/30/24	7.53	0.56	0.63	1.19	(0.56)	(0.56)	8.16	16.35%	253,130	0.60%	0.56%	7.15%
9/30/23	7.28	0.49	0.25	0.74	(0.49)	(0.49)	7.53	10.39%	259,513	0.68%	N/A	6.47%
9/30/22	9.34	0.47	(1.64)	(1.17)	(0.89)	(0.89)	7.28	(13.59%)	228,970	0.55%	N/A	5.61%
9/30/21	8.63	0.49	0.70	1.19	(0.48)	(0.48)	9.34	14.20%	351,942	0.54%	N/A	5.50%
9/30/20	9.21	0.50	(0.52)	(0.02)	(0.56)	(0.56)	8.63	(0.28%)	375,807	0.53%	N/A	5.79%
Class R5
3/31/25[r]	$8.22	$0.29	$(0.20)	$0.09	$(0.29)	$(0.29)	$8.02	1.10%[b]	$37,028	0.70%[a]	0.64%[a]	7.12%[a]
9/30/24	7.58	0.56	0.64	1.20	(0.56)	(0.56)	8.22	16.31%	38,879	0.70%	0.66%	7.06%
9/30/23	7.33	0.49	0.25	0.74	(0.49)	(0.49)	7.58	10.26%	32,778	0.78%	N/A	6.37%
9/30/22	9.40	0.47	(1.66)	(1.19)	(0.88)	(0.88)	7.33	(13.74%)	34,164	0.65%	N/A	5.52%
9/30/21	8.68	0.49	0.70	1.19	(0.47)	(0.47)	9.40	14.13%	46,518	0.64%	N/A	5.39%
9/30/20	9.25	0.49	(0.51)	(0.02)	(0.55)	(0.55)	8.68	(0.28%)	49,116	0.63%	N/A	5.69%
Service Class
3/31/25[r]	$8.22	$0.29	$(0.19)	$0.10	$(0.29)	$(0.29)	$8.03	1.17%[b]	$18,141	0.80%[a]	0.74%[a]	7.03%[a]
9/30/24	7.58	0.55	0.64	1.19	(0.55)	(0.55)	8.22	16.20%	18,905	0.80%	0.76%	6.94%
9/30/23	7.33	0.48	0.25	0.73	(0.48)	(0.48)	7.58	10.15%	20,937	0.88%	N/A	6.26%
9/30/22	9.39	0.46	(1.66)	(1.20)	(0.86)	(0.86)	7.33	(13.81%)	22,158	0.75%	N/A	5.44%
9/30/21	8.67	0.48	0.70	1.18	(0.46)	(0.46)	9.39	14.00%	29,097	0.74%	N/A	5.31%
9/30/20	9.25	0.48	(0.52)	(0.04)	(0.54)	(0.54)	8.67	(0.48%)	33,897	0.73%	N/A	5.58%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	55%	69%	38%	53%	68%	79%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
101

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$8.08	$0.28	$(0.20)	$0.08	$(0.28)	$(0.28)	$7.88	0.95%[b]	$10,413	0.90%[a]	0.84%[a]	6.91%[a]
9/30/24	7.45	0.53	0.63	1.16	(0.53)	(0.53)	8.08	16.10%	12,023	0.90%	0.86%	6.85%
9/30/23	7.20	0.46	0.26	0.72	(0.47)	(0.47)	7.45	10.10%	12,382	0.98%	N/A	6.17%
9/30/22	9.22	0.44	(1.62)	(1.18)	(0.84)	(0.84)	7.20	(13.85%)	12,693	0.85%	N/A	5.28%
9/30/21	8.53	0.46	0.68	1.14	(0.45)	(0.45)	9.22	13.79%	23,211	0.84%	N/A	5.20%
9/30/20	9.10	0.47	(0.51)	(0.04)	(0.53)	(0.53)	8.53	(0.55%)	23,549	0.83%	N/A	5.49%
Class R4
3/31/25[r]	$7.94	$0.27	$(0.20)	$0.07	$(0.27)	$(0.27)	$7.74	0.83%[b]	$13,764	1.05%[a]	0.99%[a]	6.77%[a]
9/30/24	7.32	0.51	0.62	1.13	(0.51)	(0.51)	7.94	15.94%	16,488	1.05%	1.01%	6.70%
9/30/23	7.07	0.44	0.26	0.70	(0.45)	(0.45)	7.32	10.01%	16,984	1.13%	N/A	6.00%
9/30/22	9.06	0.42	(1.60)	(1.18)	(0.81)	(0.81)	7.07	(14.05%)	30,615	1.00%	N/A	5.19%
9/30/21	8.38	0.44	0.68	1.12	(0.44)	(0.44)	9.06	13.73%	39,125	0.99%	N/A	5.05%
9/30/20	8.97	0.45	(0.51)	(0.06)	(0.53)	(0.53)	8.38	(0.75%)	40,160	0.98%	N/A	5.34%
Class A
3/31/25[r]	$8.07	$0.27	$(0.19)	$0.08	$(0.27)	$(0.27)	$7.88	0.97%[b]	$6,448	1.10%[a]	1.04%[a]	6.73%[a]
9/30/24	7.44	0.51	0.63	1.14	(0.51)	(0.51)	8.07	15.86%	6,745	1.12%	1.08%	6.63%
9/30/23	7.20	0.44	0.25	0.69	(0.45)	(0.45)	7.44	9.68%	7,116	1.23%	N/A	5.91%
9/30/22	9.19	0.42	(1.63)	(1.21)	(0.78)	(0.78)	7.20	(14.10%)	8,335	1.10%	N/A	5.06%
9/30/21	8.49	0.44	0.69	1.13	(0.43)	(0.43)	9.19	13.65%	13,444	1.09%	N/A	4.97%
9/30/20	9.07	0.44	(0.50)	(0.06)	(0.52)	(0.52)	8.49	(0.81%)	24,556	1.08%	N/A	5.24%
Class R3
3/31/25[r]	$8.18	$0.26	$(0.20)	$0.06	$(0.26)	$(0.26)	$7.98	0.78%[b]	$25,800	1.30%[a]	1.24%[a]	6.53%[a]
9/30/24	7.54	0.51	0.64	1.15	(0.51)	(0.51)	8.18	15.67%	27,609	1.30%	1.26%	6.46%
9/30/23	7.29	0.44	0.25	0.69	(0.44)	(0.44)	7.54	9.62%	23,159	1.38%	N/A	5.76%
9/30/22	9.31	0.41	(1.65)	(1.24)	(0.78)	(0.78)	7.29	(14.27%)	24,740	1.25%	N/A	4.93%
9/30/21	8.60	0.43	0.69	1.12	(0.41)	(0.41)	9.31	13.41%	33,334	1.24%	N/A	4.79%
9/30/20	9.17	0.44	(0.52)	(0.08)	(0.49)	(0.49)	8.60	(0.96%)	35,047	1.23%	N/A	5.09%
Class Y
3/31/25[r]	$8.18	$0.29	$(0.19)	$0.10	$(0.29)	$(0.29)	$7.99	1.23%[b]	$34,270	0.65%[a]	0.59%[a]	7.20%[a]
9/30/24	7.55	0.56	0.63	1.19	(0.56)	(0.56)	8.18	16.27%	25,377	0.65%	0.61%	7.09%
9/30/23	7.30	0.49	0.25	0.74	(0.49)	(0.49)	7.55	10.33%	29,201	0.73%	N/A	6.43%
9/30/22[g]	8.86	0.38	(1.56)	(1.18)	(0.38)	(0.38)	7.30	(13.66%)[b]	23,397	0.60%[a]	N/A	5.81%[a]
Class C
3/31/25[r]	$8.22	$0.25	$(0.20)	$0.05	$(0.25)	$(0.25)	$8.02	0.63%[b]	$107	1.60%[a]	1.54%[a]	6.17%[a]
9/30/24	7.58	0.49	0.64	1.13	(0.49)	(0.49)	8.22	15.35%	174	1.60%	1.56%	6.17%
9/30/23	7.33	0.42	0.25	0.67	(0.42)	(0.42)	7.58	9.27%	96	1.69%	N/A	5.47%
9/30/22[g]	8.89	0.32	(1.56)	(1.24)	(0.32)	(0.32)	7.33	(14.28%)[b]	81	1.55%[a]	N/A	4.78%[a]

The accompanying notes are an integral part of the financial statements.
102

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Balanced Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$12.92	$0.10	$(0.30)	$(0.20)	$(0.21)	$(0.64)	$(0.85)	$11.87	(1.81%)[b]	$35,865	0.83%[a]	1.60%[a]
9/30/24	10.43	0.18	2.51	2.69	(0.20)	—	(0.20)	12.92	26.09%	41,742	0.82%	1.57%
9/30/23	9.57	0.18	0.86	1.04	(0.18)	—	(0.18)	10.43	10.88%	38,571	0.77%	1.73%
9/30/22	14.34	0.16	(1.45)	(1.29)	(0.22)	(3.26)	(3.48)	9.57	(13.65%)	44,532	0.70%	1.37%
9/30/21	12.40	0.16	2.21	2.37	(0.21)	(0.22)	(0.43)	14.34	19.60%	54,692	0.69%	1.21%
9/30/20	12.07	0.21	0.90	1.11	(0.27)	(0.51)	(0.78)	12.40	9.49%	42,455	0.71%	1.75%
Class R5
3/31/25[r]	$12.91	$0.09	$(0.30)	$(0.21)	$(0.19)	$(0.64)	$(0.83)	$11.87	(1.84%)[b]	$20,416	0.93%[a]	1.50%[a]
9/30/24	10.43	0.17	2.50	2.67	(0.19)	—	(0.19)	12.91	25.92%	24,928	0.91%	1.47%
9/30/23	9.57	0.17	0.86	1.03	(0.17)	—	(0.17)	10.43	10.76%	26,032	0.87%	1.62%
9/30/22	14.34	0.15	(1.46)	(1.31)	(0.20)	(3.26)	(3.46)	9.57	(13.74%)	28,960	0.80%	1.26%
9/30/21	12.39	0.15	2.22	2.37	(0.20)	(0.22)	(0.42)	14.34	19.58%	39,742	0.79%	1.10%
9/30/20	12.07	0.20	0.89	1.09	(0.26)	(0.51)	(0.77)	12.39	9.29%	42,199	0.81%	1.66%
Service Class
3/31/25[r]	$13.95	$0.09	$(0.32)	$(0.23)	$(0.18)	$(0.64)	$(0.82)	$12.90	(1.87%)[b]	$9,113	1.03%[a]	1.40%[a]
9/30/24	11.26	0.17	2.71	2.88	(0.19)	—	(0.19)	13.95	25.82%	9,665	1.02%	1.37%
9/30/23	10.31	0.17	0.94	1.11	(0.16)	—	(0.16)	11.26	10.74%	8,093	0.97%	1.52%
9/30/22	15.20	0.14	(1.58)	(1.44)	(0.19)	(3.26)	(3.45)	10.31	(13.87%)	7,659	0.90%	1.16%
9/30/21	13.12	0.14	2.35	2.49	(0.19)	(0.22)	(0.41)	15.20	19.40%	10,330	0.89%	1.00%
9/30/20	12.73	0.19	0.95	1.14	(0.24)	(0.51)	(0.75)	13.12	9.22%	8,637	0.91%	1.56%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	60%[t]	130%	155%	215%	343%	113%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
t	Portfolio turnover rate excluding TBA transactions for the fiscal year ended 03/31/2025 was 37%.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
103

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$12.97	$0.08	$(0.31)	$(0.23)	$(0.12)	$(0.64)	$(0.76)	$11.98	(1.95%)[b]	$525	1.13%[a]	1.25%[a]
9/30/24	10.48	0.15	2.51	2.66	(0.17)	—	(0.17)	12.97	25.70%	978	1.11%	1.31%
9/30/23	9.61	0.15	0.87	1.02	(0.15)	—	(0.15)	10.48	10.57%	3,247	1.07%	1.44%
9/30/22	14.39	0.12	(1.46)	(1.34)	(0.18)	(3.26)	(3.44)	9.61	(13.95%)	6,318	1.00%	1.07%
9/30/21	12.44	0.12	2.23	2.35	(0.18)	(0.22)	(0.40)	14.39	19.30%	7,411	0.99%	0.90%
9/30/20	12.11	0.17	0.90	1.07	(0.23)	(0.51)	(0.74)	12.44	9.13%	5,849	1.01%	1.44%
Class R4
3/31/25[r]	$12.25	$0.07	$(0.29)	$(0.22)	$(0.15)	$(0.64)	$(0.79)	$11.24	(2.04%)[b]	$2,123	1.28%[a]	1.10%[a]
9/30/24	9.90	0.12	2.38	2.50	(0.15)	—	(0.15)	12.25	25.53%	5,291	1.27%	1.12%
9/30/23	9.09	0.13	0.81	0.94	(0.13)	—	(0.13)	9.90	10.37%	4,937	1.22%	1.27%
9/30/22	13.77	0.10	(1.37)	(1.27)	(0.15)	(3.26)	(3.41)	9.09	(14.06%)	4,554	1.15%	0.92%
9/30/21	11.92	0.10	2.13	2.23	(0.16)	(0.22)	(0.38)	13.77	19.12%	5,984	1.14%	0.76%
9/30/20	11.64	0.15	0.86	1.01	(0.22)	(0.51)	(0.73)	11.92	8.94%	2,994	1.16%	1.31%
Class A
3/31/25[r]	$12.44	$0.07	$(0.30)	$(0.23)	$(0.14)	$(0.64)	$(0.78)	$11.43	(2.09%)[b]	$11,376	1.33%[a]	1.10%[a]
9/30/24	10.04	0.12	2.41	2.53	(0.13)	—	(0.13)	12.44	25.48%	12,924	1.33%	1.06%
9/30/23	9.21	0.12	0.83	0.95	(0.12)	—	(0.12)	10.04	10.32%	12,044	1.32%	1.17%
9/30/22	13.91	0.09	(1.41)	(1.32)	(0.12)	(3.26)	(3.38)	9.21	(14.22%)	13,123	1.25%	0.80%
9/30/21	12.03	0.09	2.16	2.25	(0.15)	(0.22)	(0.37)	13.91	19.07%	20,919	1.24%	0.67%
9/30/20	11.74	0.14	0.86	1.00	(0.20)	(0.51)	(0.71)	12.03	8.80%	26,626	1.26%	1.21%
Class R3
3/31/25[r]	$12.15	$0.05	$(0.28)	$(0.23)	$(0.13)	$(0.64)	$(0.77)	$11.15	(2.15%)[b]	$11,153	1.53%[a]	0.90%[a]
9/30/24	9.82	0.10	2.35	2.45	(0.12)	—	(0.12)	12.15	25.19%	11,968	1.52%	0.87%
9/30/23	9.01	0.10	0.81	0.91	(0.10)	—	(0.10)	9.82	10.14%	9,244	1.47%	1.02%
9/30/22	13.69	0.07	(1.36)	(1.29)	(0.13)	(3.26)	(3.39)	9.01	(14.27%)	9,643	1.40%	0.66%
9/30/21	11.85	0.07	2.11	2.18	(0.12)	(0.22)	(0.34)	13.69	18.81%	12,390	1.39%	0.50%
9/30/20	11.57	0.12	0.85	0.97	(0.18)	(0.51)	(0.69)	11.85	8.66%	7,503	1.41%	1.06%
Class Y
3/31/25[r]	$12.91	$0.09	$(0.30)	$(0.21)	$(0.19)	$(0.64)	$(0.83)	$11.87	(1.83%)[b]	$113	0.93%[a]	1.50%[a]
9/30/24	10.43	0.17	2.50	2.67	(0.19)	—	(0.19)	12.91	25.88%	123	0.92%	1.46%
9/30/23[g]	10.54	0.11	(0.22)aa	(0.11)	—	—	—	10.43	(1.04%)[b]	99	0.87%[a]	1.61%[a]

The accompanying notes are an integral part of the financial statements.
104

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Disciplined Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$12.21	$(0.00)[d]	$(0.22)	$(0.22)	$—	$(2.07)	$(2.07)	$9.92	(3.89%)[b]	$37,765	0.59%[a]	(0.05%)[a]
9/30/24	8.83	(0.00)[d]	3.81	3.81	(0.01)	(0.42)	(0.43)	12.21	44.58%	41,637	0.59%	(0.01%)
9/30/23	7.49	0.02	1.71	1.73	(0.02)	(0.37)	(0.39)	8.83	23.88%	34,334	0.63%	0.25%
9/30/22	15.56	0.02bb	(1.93)	(1.91)	—	(6.16)	(6.16)	7.49	(24.92%)	18,483	0.58%	0.18%
9/30/21	12.85	0.04	3.27	3.31	(0.06)	(0.54)	(0.60)	15.56	26.75%	31,388	0.57%	0.26%
9/30/20	11.00	0.09	3.18	3.27	(0.11)	(1.31)	(1.42)	12.85	32.63%	35,702	0.56%	0.77%
Class R5
3/31/25[r]	$12.20	$(0.01)	$(0.22)	$(0.23)	$—	$(2.07)	$(2.07)	$9.90	(3.99%)[b]	$98,254	0.69%[a]	(0.14%)[a]
9/30/24	8.82	(0.01)	3.81	3.80	—	(0.42)	(0.42)	12.20	44.56%	103,668	0.69%	(0.11%)
9/30/23	7.49	0.02	1.69	1.71	(0.01)	(0.37)	(0.38)	8.82	23.60%	73,393	0.73%	0.19%
9/30/22	15.57	0.01bb	(1.93)	(1.92)	—	(6.16)	(6.16)	7.49	(24.92%)	73,291	0.68%	0.09%
9/30/21	12.85	0.02	3.29	3.31	(0.05)	(0.54)	(0.59)	15.57	26.72%	108,948	0.67%	0.15%
9/30/20	11.00	0.07	3.19	3.26	(0.10)	(1.31)	(1.41)	12.85	32.48%	101,466	0.66%	0.67%
Service Class
3/31/25[r]	$12.27	$(0.01)	$(0.22)	$(0.23)	$—	$(2.07)	$(2.07)	$9.97	(3.96%)[b]	$8,745	0.79%[a]	(0.24%)[a]
9/30/24	8.88	(0.02)	3.83	3.81	—	(0.42)	(0.42)	12.27	44.35%	8,566	0.79%	(0.19%)
9/30/23	7.54	0.01	1.70	1.71	—	(0.37)	(0.37)	8.88	23.44%	12,529	0.83%	0.12%
9/30/22	15.65	(0.00)[d]	(1.95)	(1.95)	—	(6.16)	(6.16)	7.54	(25.04%)	14,309	0.78%	(0.02%)
9/30/21	12.92	0.01	3.30	3.31	(0.04)	(0.54)	(0.58)	15.65	26.53%	25,505	0.77%	0.05%
9/30/20	11.04	0.06	3.20	3.26	(0.07)	(1.31)	(1.38)	12.92	32.33%	25,668	0.76%	0.57%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	32%	69%	64%	60%	110%	50%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
105

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$12.56	$(0.02)	$(0.23)	$(0.25)	$—	$(2.07)	$(2.07)	$10.24	(4.03%)[b]	$12,998	0.88%[a]	(0.36%)[a]
9/30/24	9.09	(0.03)	3.92	3.89	—	(0.42)	(0.42)	12.56	44.20%	21,907	0.89%	(0.31%)
9/30/23	7.71	(0.00)d,bb	1.75	1.75	—	(0.37)	(0.37)	9.09	23.44%	19,964	0.93%	(0.00%)[e]
9/30/22	15.89	(0.01)	(2.01)	(2.02)	—	(6.16)	(6.16)	7.71	(25.13%)	24,021	0.88%	(0.11%)
9/30/21	13.10	(0.01)	3.36	3.35	(0.02)	(0.54)	(0.56)	15.89	26.46%	36,207	0.87%	(0.05%)
9/30/20	11.19	0.05	3.25	3.30	(0.08)	(1.31)	(1.39)	13.10	32.19%	36,957	0.86%	0.47%
Class R4
3/31/25[r]	$11.40	$(0.03)	$(0.18)	$(0.21)	$—	$(2.07)	$(2.07)	$9.12	(4.11%)[b]	$6,829	1.04%[a]	(0.49%)[a]
9/30/24	8.30	(0.05)	3.57	3.52	—	(0.42)	(0.42)	11.40	43.94%	7,467	1.04%	(0.46%)
9/30/23	7.08	(0.01)bb	1.60	1.59	—	(0.37)	(0.37)	8.30	23.26%	6,373	1.08%	(0.16%)
9/30/22	15.06	(0.03)	(1.79)	(1.82)	—	(6.16)	(6.16)	7.08	(25.23%)	6,348	1.03%	(0.28%)
9/30/21	12.45	(0.03)	3.18	3.15	—	(0.54)	(0.54)	15.06	26.20%	12,613	1.02%	(0.22%)
9/30/20	10.70	0.03	3.09	3.12	(0.06)	(1.31)	(1.37)	12.45	31.97%	28,832	1.01%	0.31%
Class A
3/31/25[r]	$11.59	$(0.03)	$(0.20)	$(0.23)	$—	$(2.07)	$(2.07)	$9.29	(4.22%)[b]	$6,823	1.09%[a]	(0.55%)[a]
9/30/24	8.43	(0.05)	3.63	3.58	—	(0.42)	(0.42)	11.59	43.98%	8,202	1.11%	(0.52%)
9/30/23	7.20	(0.02)bb	1.62	1.60	—	(0.37)	(0.37)	8.43	23.00%	8,081	1.18%	(0.25%)
9/30/22	15.23	(0.04)	(1.83)	(1.87)	—	(6.16)	(6.16)	7.20	(25.29%)	14,354	1.13%	(0.38%)
9/30/21	12.59	(0.04)	3.22	3.18	—	(0.54)	(0.54)	15.23	26.12%	26,591	1.12%	(0.30%)
9/30/20	10.80	0.02	3.13	3.15	(0.05)	(1.31)	(1.36)	12.59	31.87%	27,988	1.11%	0.22%
Class R3
3/31/25[r]	$11.22	$(0.04)	$(0.17)	$(0.21)	$—	$(2.07)	$(2.07)	$8.94	(4.19%)[b]	$5,297	1.29%[a]	(0.74%)[a]
9/30/24	8.20	(0.07)	3.51	3.44	—	(0.42)	(0.42)	11.22	43.49%	5,572	1.29%	(0.71%)
9/30/23	7.01	(0.03)bb	1.59	1.56	—	(0.37)	(0.37)	8.20	23.06%	4,449	1.33%	(0.41%)
9/30/22	15.00	(0.05)	(1.78)	(1.83)	—	(6.16)	(6.16)	7.01	(25.46%)	3,959	1.28%	(0.51%)
9/30/21	12.43	(0.06)	3.17	3.11	—	(0.54)	(0.54)	15.00	25.88%	5,002	1.27%	(0.46%)
9/30/20	10.66	0.01	3.09	3.10	(0.02)	(1.31)	(1.33)	12.43	31.78%	5,875	1.26%	0.05%
Class Y
3/31/25[r]	$12.20	$(0.01)	$(0.22)	$(0.23)	$—	$(2.07)	$(2.07)	$9.90	(3.99%)[b]	$125	0.69%[a]	(0.15%)[a]
9/30/24	8.82	(0.01)	3.81	3.80	—	(0.42)	(0.42)	12.20	44.55%	155	0.69%	(0.11%)
9/30/23[g]	7.89	0.01	0.92	0.93	—	—	—	8.82	11.79%[b]	112	0.73%[a]	0.15%[a]

The accompanying notes are an integral part of the financial statements.
106

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$19.28	$0.07	$(1.03)	$(0.96)	$(0.13)	$(1.52)	$(1.65)	$16.67	(5.92%)[b]	$229,243	0.64%[a]	N/A	0.78%[a]
9/30/24	15.85	0.11	4.13	4.24	(0.05)	(0.76)	(0.81)	19.28	27.85%	219,361	0.66%	0.65%	0.64%
9/30/23	14.20	0.10	1.76	1.86	(0.14)	(0.07)	(0.21)	15.85	13.14%	125,988	0.67%	N/A	0.65%
9/30/22	19.21	0.08	(3.28)	(3.20)	—	(1.81)	(1.81)	14.20	(18.57%)	95,436	0.66%	N/A	0.48%
9/30/21	13.96	0.06	6.51	6.57	(0.11)	(1.21)	(1.32)	19.21	48.95%	85,183	0.66%	N/A	0.35%
9/30/20	13.72	0.10	0.27	0.37	(0.06)	(0.07)	(0.13)	13.96	2.62%	39,988	0.69%	N/A	0.77%
Class R5
3/31/25[r]	$19.19	$0.06	$(1.02)	$(0.96)	$(0.11)	$(1.52)	$(1.63)	$16.60	(5.93%)[b]	$97,850	0.74%[a]	N/A	0.66%[a]
9/30/24	15.79	0.09	4.11	4.20	(0.04)	(0.76)	(0.80)	19.19	27.69%	109,539	0.76%	0.75%	0.52%
9/30/23	14.14	0.09	1.76	1.85	(0.13)	(0.07)	(0.20)	15.79	13.08%	104,951	0.77%	N/A	0.55%
9/30/22	19.16	0.06	(3.27)	(3.21)	—	(1.81)	(1.81)	14.14	(18.68%)	100,585	0.75%	N/A	0.35%
9/30/21	13.93	0.05	6.48	6.53	(0.09)	(1.21)	(1.30)	19.16	48.78%	137,127	0.76%	N/A	0.26%
9/30/20	13.69	0.09	0.27	0.36	(0.05)	(0.07)	(0.12)	13.93	2.56%	92,440	0.79%	N/A	0.68%
Service Class
3/31/25[r]	$19.10	$0.05	$(1.02)	$(0.97)	$(0.07)	$(1.52)	$(1.59)	$16.54	(6.02%)[b]	$7,410	0.84%[a]	N/A	0.49%[a]
9/30/24	15.72	0.07	4.10	4.17	(0.03)	(0.76)	(0.79)	19.10	27.62%	16,696	0.86%	0.85%	0.42%
9/30/23	14.08	0.07	1.75	1.82	(0.11)	(0.07)	(0.18)	15.72	12.95%	15,707	0.87%	N/A	0.45%
9/30/22	19.11	0.04	(3.26)	(3.22)	—	(1.81)	(1.81)	14.08	(18.78%)	15,851	0.85%	N/A	0.24%
9/30/21	13.89	0.03	6.48	6.51	(0.08)	(1.21)	(1.29)	19.11	48.72%	24,560	0.86%	N/A	0.17%
9/30/20	13.66	0.08	0.25	0.33	(0.03)	(0.07)	(0.10)	13.89	2.37%	17,146	0.89%	N/A	0.58%

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	21%	40%	46%	39%	40%	47%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
107

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$18.90	$0.04	$(1.00)	$(0.96)	$(0.07)	$(1.52)	$(1.59)	$16.35	(6.02%)[b]	$13,349	0.94%[a]	N/A	0.44%[a]
9/30/24	15.58	0.05	4.06	4.11	(0.03)	(0.76)	(0.79)	18.90	27.42%	22,272	0.96%	0.95%	0.32%
9/30/23	13.95	0.05	1.75	1.80	(0.10)	(0.07)	(0.17)	15.58	12.88%	21,277	0.97%	N/A	0.35%
9/30/22	18.97	0.02	(3.23)	(3.21)	—	(1.81)	(1.81)	13.95	(18.88%)	20,100	0.95%	N/A	0.15%
9/30/21	13.80	0.01	6.44	6.45	(0.07)	(1.21)	(1.28)	18.97	48.54%	26,314	0.96%	N/A	0.07%
9/30/20	13.57	0.06	0.26	0.32	(0.02)	(0.07)	(0.09)	13.80	2.27%	18,422	0.99%	N/A	0.48%
Class R4
3/31/25[r]	$18.07	$0.03	$(0.96)	$(0.93)	$(0.05)	$(1.52)	$(1.57)	$15.57	(6.14%)[b]	$12,829	1.09%[a]	N/A	0.32%[a]
9/30/24	14.92	0.03	3.88	3.91	—	(0.76)	(0.76)	18.07	27.28%	12,849	1.11%	1.10%	0.16%
9/30/23	13.37	0.03	1.67	1.70	(0.08)	(0.07)	(0.15)	14.92	12.69%	13,888	1.12%	N/A	0.20%
9/30/22	18.28	(0.00)d,bb	(3.10)	(3.10)	—	(1.81)	(1.81)	13.37	(18.99%)	11,835	1.10%	N/A	(0.00%)[e]
9/30/21	13.34	(0.02)	6.22	6.20	(0.05)	(1.21)	(1.26)	18.28	48.31%	15,682	1.11%	N/A	(0.09%)
9/30/20	13.12	0.04	0.25	0.29	—	(0.07)	(0.07)	13.34	2.16%	9,413	1.14%	N/A	0.32%
Class A
3/31/25[r]	$18.18	$0.02	$(0.96)	$(0.94)	$(0.04)	$(1.52)	$(1.56)	$15.68	(6.14%)[b]	$35,196	1.14%[a]	N/A	0.25%[a]
9/30/24	15.02	0.02	3.90	3.92	—	(0.76)	(0.76)	18.18	27.16%	43,168	1.17%	1.17%	0.11%
9/30/23	13.46	0.02	1.67	1.69	(0.06)	(0.07)	(0.13)	15.02	12.53%	36,525	1.22%	N/A	0.10%
9/30/22	18.40	(0.02)bb	(3.11)	(3.13)	—	(1.81)	(1.81)	13.46	(19.04%)	38,730	1.20%	N/A	(0.11%)
9/30/21	13.42	(0.03)	6.25	6.22	(0.03)	(1.21)	(1.24)	18.40	48.15%	55,207	1.21%	N/A	(0.18%)
9/30/20	13.21	0.03	0.25	0.28	—	(0.07)	(0.07)	13.42	2.07%	42,491	1.24%	N/A	0.22%
Class R3
3/31/25[r]	$17.72	$0.01	$(0.95)	$(0.94)	$(0.01)	$(1.52)	$(1.53)	$15.25	(6.26%)[b]	$9,413	1.34%[a]	N/A	0.07%[a]
9/30/24	14.68	(0.01)bb	3.81	3.80	—	(0.76)	(0.76)	17.72	26.97%	9,822	1.36%	1.35%	(0.07%)
9/30/23	13.16	(0.01)bb	1.64	1.63	(0.04)	(0.07)	(0.11)	14.68	12.40%	7,672	1.37%	N/A	(0.05%)
9/30/22	18.06	(0.04)bb	(3.05)	(3.09)	—	(1.81)	(1.81)	13.16	(19.19%)	7,153	1.35%	N/A	(0.26%)
9/30/21	13.18	(0.06)	6.15	6.09	—	(1.21)	(1.21)	18.06	48.00%	9,695	1.36%	N/A	(0.34%)
9/30/20	13.00	0.01	0.24	0.25	—	(0.07)	(0.07)	13.18	1.87%	6,048	1.39%	N/A	0.07%
Class Y
3/31/25[r]	$19.21	$0.07	$(1.03)	$(0.96)	$(0.12)	$(1.52)	$(1.64)	$16.61	(5.94%)[b]	$1,487	0.74%[a]	N/A	0.71%[a]
9/30/24	15.79	0.10	4.12	4.22	(0.04)	(0.76)	(0.80)	19.21	27.77%	1,162	0.76%	0.75%	0.57%
9/30/23[g]	16.67	0.06	(0.94)aa	(0.88)	—	—	—	15.79	(5.28%)[b]	95	0.77%[a]	N/A	0.55%[a]

The accompanying notes are an integral part of the financial statements.
108

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$11.40	$(0.02)	$(0.61)	$(0.63)	$—	$(1.53)	$(1.53)	$9.24	(6.72%)[b]	$40,602	0.92%[a]	(0.37%)[a]
9/30/24	11.02	(0.01)	3.18	3.17	—	(2.79)	(2.79)	11.40	34.35%	54,970	0.93%	(0.10%)
9/30/23	10.72	0.00d,bb	2.84	2.84	—	(2.54)	(2.54)	11.02	29.05%	48,335	0.91%	0.02%
9/30/22	18.79	(0.01)	(6.02)	(6.03)	—	(2.04)	(2.04)	10.72	(36.28%)	56,931	0.86%	(0.06%)
9/30/21	15.04	(0.05)	4.64	4.59	—	(0.84)	(0.84)	18.79	31.36%	99,959	0.84%	(0.29%)
9/30/20	12.35	0.00[d]	2.81	2.81	(0.09)	(0.03)	(0.12)	15.04	22.90%	75,893	0.85%	0.00%[e]
Class R5
3/31/25[r]	$11.35	$(0.02)	$(0.61)	$(0.63)	$—	$(1.53)	$(1.53)	$9.19	(6.75%)[b]	$42,346	1.02%[a]	(0.47%)[a]
9/30/24	10.99	(0.02)	3.17	3.15	—	(2.79)	(2.79)	11.35	34.23%	50,714	1.03%	(0.19%)
9/30/23	10.70	(0.01)	2.84	2.83	—	(2.54)	(2.54)	10.99	28.99%	44,364	1.02%	(0.08%)
9/30/22	18.78	(0.03)	(6.01)	(6.04)	—	(2.04)	(2.04)	10.70	(36.36%)	58,808	0.96%	(0.17%)
9/30/21	15.05	(0.07)	4.64	4.57	—	(0.84)	(0.84)	18.78	31.20%	126,049	0.94%	(0.39%)
9/30/20	12.36	(0.01)	2.81	2.80	(0.08)	(0.03)	(0.11)	15.05	22.77%	111,038	0.95%	(0.09%)
Service Class
3/31/25[r]	$11.08	$(0.03)	$(0.59)	$(0.62)	$—	$(1.53)	$(1.53)	$8.93	(6.82%)[b]	$3,476	1.12%[a]	(0.57%)[a]
9/30/24	10.80	(0.03)	3.10	3.07	—	(2.79)	(2.79)	11.08	34.08%	3,980	1.13%	(0.32%)
9/30/23	10.56	(0.02)	2.80	2.78	—	(2.54)	(2.54)	10.80	28.90%	3,655	1.12%	(0.20%)
9/30/22	18.58	(0.04)	(5.94)	(5.98)	—	(2.04)	(2.04)	10.56	(36.43%)	5,579	1.06%	(0.24%)
9/30/21	14.91	(0.08)	4.59	4.51	—	(0.84)	(0.84)	18.58	31.09%	7,892	1.04%	(0.49%)
9/30/20	12.23	(0.03)	2.80	2.77	(0.06)	(0.03)	(0.09)	14.91	22.75%	6,166	1.05%	(0.19%)

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	9%	6%	10%	10%	10%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
109

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$11.19	$(0.03)	$(0.60)	$(0.63)	$—	$(1.53)	$(1.53)	$9.03	(6.86%)[b]	$38,129	1.22%[a]	(0.67%)[a]
9/30/24	10.90	(0.04)	3.12	3.08	—	(2.79)	(2.79)	11.19	33.83%	47,137	1.23%	(0.41%)
9/30/23	10.64	(0.03)	2.83	2.80	—	(2.54)	(2.54)	10.90	28.84%	50,587	1.22%	(0.29%)
9/30/22	18.73	(0.06)	(5.99)	(6.05)	—	(2.04)	(2.04)	10.64	(36.52%)	45,831	1.16%	(0.38%)
9/30/21	15.03	(0.10)	4.64	4.54	—	(0.84)	(0.84)	18.73	31.03%	88,387	1.14%	(0.59%)
9/30/20	12.34	(0.04)	2.81	2.77	(0.05)	(0.03)	(0.08)	15.03	22.56%	80,607	1.15%	(0.29%)
Class R4
3/31/25[r]	$10.47	$(0.04)	$(0.55)	$(0.59)	$—	$(1.53)	$(1.53)	$8.35	(6.96%)[b]	$7,967	1.37%[a]	(0.83%)[a]
9/30/24	10.37	(0.06)	2.95	2.89	—	(2.79)	(2.79)	10.47	33.68%	9,712	1.38%	(0.56%)
9/30/23	10.24	(0.04)	2.71	2.67	—	(2.54)	(2.54)	10.37	28.67%	8,921	1.37%	(0.43%)
9/30/22	18.12	(0.07)	(5.77)	(5.84)	—	(2.04)	(2.04)	10.24	(36.60%)	8,676	1.31%	(0.52%)
9/30/21	14.59	(0.12)	4.49	4.37	—	(0.84)	(0.84)	18.12	30.79%	15,975	1.29%	(0.72%)
9/30/20	11.98	(0.06)	2.73	2.67	(0.03)	(0.03)	(0.06)	14.59	22.36%	8,878	1.30%	(0.45%)
Class A
3/31/25[r]	$10.73	$(0.04)	$(0.57)	$(0.61)	$—	$(1.53)	$(1.53)	$8.59	(6.97%)[b]	$10,641	1.42%[a]	(0.87%)[a]
9/30/24	10.57	(0.06)	3.01	2.95	—	(2.79)	(2.79)	10.73	33.59%	12,339	1.45%	(0.61%)
9/30/23	10.41	(0.06)	2.76	2.70	—	(2.54)	(2.54)	10.57	28.47%	10,559	1.47%	(0.54%)
9/30/22	18.40	(0.09)	(5.86)	(5.95)	—	(2.04)	(2.04)	10.41	(36.64%)	9,014	1.41%	(0.63%)
9/30/21	14.82	(0.14)	4.56	4.42	—	(0.84)	(0.84)	18.40	30.65%	19,415	1.39%	(0.84%)
9/30/20	12.17	(0.07)	2.77	2.70	(0.02)	(0.03)	(0.05)	14.82	22.22%	22,903	1.40%	(0.55%)
Class R3
3/31/25[r]	$10.50	$(0.05)	$(0.55)	$(0.60)	$—	$(1.53)	$(1.53)	$8.37	(7.03%)[b]	$8,028	1.62%[a]	(1.07%)[a]
9/30/24	10.41	(0.08)	2.96	2.88	—	(2.79)	(2.79)	10.50	33.40%	9,303	1.64%	(0.81%)
9/30/23	10.30	(0.07)	2.72	2.65	—	(2.54)	(2.54)	10.41	28.24%	7,378	1.62%	(0.69%)
9/30/22	18.25	(0.11)	(5.80)	(5.91)	—	(2.04)	(2.04)	10.30	(36.73%)	7,920	1.56%	(0.77%)
9/30/21	14.72	(0.17)	4.54	4.37	—	(0.84)	(0.84)	18.25	30.51%	13,541	1.54%	(0.98%)
9/30/20	12.10	(0.09)	2.75	2.66	(0.01)	(0.03)	(0.04)	14.72	21.99%	9,792	1.55%	(0.69%)

The accompanying notes are an integral part of the financial statements.
110

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
3/31/25[r]	$9.35	$0.01	$(0.62)	$(0.61)	$(0.15)	$(0.29)	$(0.44)	$8.30	(6.45%)[b]	$18,275	1.16%[a]	1.09%[a]	0.26%[a]
9/30/24	7.94	0.12	1.57	1.69	(0.17)	(0.11)	(0.28)	9.35	21.87%	72,977	1.13%	1.08%	1.45%
9/30/23	7.14	0.14	1.12	1.26	(0.10)	(0.36)	(0.46)	7.94	17.61%	70,386	1.10%	1.05%	1.75%
9/30/22	10.08	0.12	(1.83)	(1.71)	(0.21)	(1.02)	(1.23)	7.14	(19.37%)	66,355	1.09%	1.04%	1.41%
9/30/21	13.08	0.14	1.84	1.98	(0.04)	(4.94)	(4.98)	10.08	17.97%	89,913	1.02%	1.00%	1.31%
9/30/20	12.01	0.03	1.54	1.57	(0.13)	(0.37)	(0.50)	13.08	13.17%	96,308	1.02%	1.00%	0.26%
Class R5
3/31/25[r]	$9.35	$0.02	$(0.63)	$(0.61)	$(0.14)	$(0.29)	$(0.43)	$8.31	(6.45%)[b]	$23,682	1.30%[a]	1.19%[a]	0.58%[a]
9/30/24	7.94	0.11	1.57	1.68	(0.16)	(0.11)	(0.27)	9.35	21.73%	29,483	1.22%	1.17%	1.33%
9/30/23	7.14	0.13	1.12	1.25	(0.09)	(0.36)	(0.45)	7.94	17.48%	30,262	1.20%	1.15%	1.62%
9/30/22	10.08	0.12	(1.85)	(1.73)	(0.19)	(1.02)	(1.21)	7.14	(19.47%)	30,827	1.19%	1.14%	1.38%
9/30/21	13.08	0.14	1.83	1.97	(0.03)	(4.94)	(4.97)	10.08	17.79%	50,688	1.12%	1.10%	1.27%
9/30/20	12.00	0.02	1.55	1.57	(0.12)	(0.37)	(0.49)	13.08	13.14%	61,444	1.12%	1.10%	0.20%
Service Class
3/31/25[r]	$9.32	$0.02	$(0.63)	$(0.61)	$(0.13)	$(0.29)	$(0.42)	$8.29	(6.45%)[b]	$2,838	1.40%[a]	1.29%[a]	0.55%[a]
9/30/24	7.91	0.10	1.57	1.67	(0.15)	(0.11)	(0.26)	9.32	21.67%	2,957	1.32%	1.27%	1.20%
9/30/23	7.12	0.13	1.10	1.23	(0.08)	(0.36)	(0.44)	7.91	17.26%	3,485	1.30%	1.25%	1.60%
9/30/22	10.05	0.12	(1.85)	(1.73)	(0.18)	(1.02)	(1.20)	7.12	(19.52%)	2,624	1.29%	1.24%	1.35%
9/30/21	13.04	0.12	1.84	1.96	(0.01)	(4.94)	(4.95)	10.05	17.72%	3,469	1.22%	1.20%	1.16%
9/30/20	11.97	0.00[d]	1.54	1.54	(0.10)	(0.37)	(0.47)	13.04	12.94%	4,524	1.22%	1.20%	0.00%[e]

	Six Months Ended March 31, 2025[b,r]	Year Ended September 30
		2024	2023	2022	2021	2020
Portfolio turnover rate	22%	25%	20%	22%	30%	106%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
111

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/25[r]	$9.22	$0.02	$(0.62)	$(0.60)	$(0.12)	$(0.29)	$(0.41)	$8.21	(6.47%)[b]	$1,150	1.50%[a]	1.39%[a]	0.37%[a]
9/30/24	7.83	0.10	1.54	1.64	(0.14)	(0.11)	(0.25)	9.22	21.49%	1,720	1.42%	1.37%	1.24%
9/30/23	7.05	0.11	1.10	1.21	(0.07)	(0.36)	(0.43)	7.83	17.21%	1,890	1.40%	1.35%	1.38%
9/30/22	9.96	0.11	(1.83)	(1.72)	(0.17)	(1.02)	(1.19)	7.05	(19.60%)	2,273	1.39%	1.34%	1.26%
9/30/21	12.97	0.11	1.82	1.93	—	(4.94)	(4.94)	9.96	17.59%	2,436	1.32%	1.30%	1.03%
9/30/20	11.91	(0.00)[d]	1.52	1.52	(0.09)	(0.37)	(0.46)	12.97	12.81%	3,565	1.32%	1.30%	(0.02%)
Class R4
3/31/25[r]	$8.51	$0.01	$(0.57)	$(0.56)	$(0.11)	$(0.29)	$(0.40)	$7.55	(6.48%)[b]	$547	1.65%[a]	1.54%[a]	0.27%[a]
9/30/24	7.25	0.08	1.42	1.50	(0.13)	(0.11)	(0.24)	8.51	21.29%	630	1.57%	1.52%	1.03%
9/30/23	6.55	0.08	1.03	1.11	(0.05)	(0.36)	(0.41)	7.25	16.89%	537	1.55%	1.50%	1.14%
9/30/22	9.33	0.08	(1.69)	(1.61)	(0.15)	(1.02)	(1.17)	6.55	(19.69%)	711	1.53%	1.48%	0.93%
9/30/21	12.45	0.09	1.73	1.82	—	(4.94)	(4.94)	9.33	17.41%	1,639	1.47%	1.45%	0.88%
9/30/20	11.43	(0.04)	1.48	1.44	(0.05)	(0.37)	(0.42)	12.45	12.70%	1,951	1.47%	1.45%	(0.31%)
Class A
3/31/25[r]	$8.65	$0.01	$(0.59)	$(0.58)	$(0.11)	$(0.29)	$(0.40)	$7.67	(6.68%)[b]	$8,751	1.70%[a]	1.59%[a]	0.22%[a]
9/30/24	7.36	0.07	1.46	1.53	(0.13)	(0.11)	(0.24)	8.65	21.26%	10,001	1.64%	1.59%	0.90%
9/30/23	6.65	0.09	1.03	1.12	(0.05)	(0.36)	(0.41)	7.36	16.87%	9,847	1.65%	1.60%	1.14%
9/30/22	9.45	0.08	(1.72)	(1.64)	(0.14)	(1.02)	(1.16)	6.65	(19.79%)	9,014	1.64%	1.59%	0.95%
9/30/21	12.56	0.08	1.75	1.83	—	(4.94)	(4.94)	9.45	17.30%	13,793	1.57%	1.55%	0.82%
9/30/20	11.54	(0.03)	1.48	1.45	(0.06)	(0.37)	(0.43)	12.56	12.61%	18,670	1.57%	1.55%	(0.22%)
Class R3
3/31/25[r]	$8.37	$0.00[d]	$(0.57)	$(0.57)	$(0.09)	$(0.29)	$(0.38)	$7.42	(6.75%)[b]	$2,100	1.90%[a]	1.79%[a]	0.02%[a]
9/30/24	7.13	0.06	1.41	1.47	(0.12)	(0.11)	(0.23)	8.37	21.07%	2,581	1.83%	1.78%	0.76%
9/30/23	6.46	0.08	1.00	1.08	(0.05)	(0.36)	(0.41)	7.13	16.65%	2,231	1.80%	1.75%	1.03%
9/30/22	9.22	0.07	(1.67)	(1.60)	(0.14)	(1.02)	(1.16)	6.46	(19.87%)	2,060	1.79%	1.74%	0.89%
9/30/21	12.38	0.07	1.71	1.78	—	(4.94)	(4.94)	9.22	17.07%	2,294	1.72%	1.70%	0.74%
9/30/20	11.38	(0.06)	1.47	1.41	(0.04)	(0.37)	(0.41)	12.38	12.42%	2,427	1.72%	1.70%	(0.49%)
Class Y
3/31/25[r]	$9.35	$0.03	$(0.64)	$(0.61)	$(0.14)	$(0.29)	$(0.43)	$8.31	(6.44%)[b]	$100	1.29%[a]	1.19%[a]	0.62%[a]
9/30/24	7.94	0.12	1.56	1.68	(0.16)	(0.11)	(0.27)	9.35	21.75%	113	1.22%	1.17%	1.36%
9/30/23[g]	8.27	0.12	(0.45)aa	(0.33)	—	—	—	7.94	(3.99%)[b]	96	1.20%[a]	1.15%[a]	2.27%[a]

The accompanying notes are an integral part of the financial statements.
112

Notes to Financial Statements (Unaudited)

1.	The Funds
MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)
MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MassMutual Core Bond Fund (“Core Bond Fund”)
MassMutual Diversified Bond Fund (“Diversified Bond Fund”)
MassMutual High Yield Fund (“High Yield Fund”)
MassMutual Balanced Fund (“Balanced Fund”)
MassMutual Disciplined Growth Fund (“Disciplined Growth Fund”)
MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)
MassMutual Global Fund (“Global Fund”)
MassMutual International Equity Fund (“International Equity Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money

113

Notes to Financial Statements (Unaudited) (Continued)
Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, which approximates fair value, but may be valued using a vendor quote if MML Advisers determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an

114

Notes to Financial Statements (Unaudited) (Continued)
option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level  1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2025. The U.S. Government Money Market Fund characterized all investments at Level 2, as of March 31, 2025. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

115

Notes to Financial Statements (Unaudited) (Continued)
The following is the aggregate value by input level, as of March 31, 2025, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$67,852,045	$—	$67,852,045
Non-U.S. Government Agency Obligations	—	51,879,550	—	51,879,550
U.S. Government Agency Obligations and Instrumentalities	—	38,786	—	38,786
Short-Term Investments	2,395,130	28,684,524	—	31,079,654
Total Investments	$2,395,130	$148,454,905	$—	$150,850,035
Asset Derivatives
Futures Contracts	$346,619	$—	$—	$346,619
Liability Derivatives
Futures Contracts	$(316,003)	$—	$—	$(316,003)
Inflation-Protected and Income Fund
Asset Investments
Non-U.S. Government Agency Obligations	$—	$100,186,166	$—	$100,186,166
U.S. Government Agency Obligations and Instrumentalities	—	11,950,149	—	11,950,149
U.S. Treasury Obligations	—	45,412,836	—	45,412,836
Short-Term Investments	—	61,286,271	—	61,286,271
Total Investments	$—	$218,835,422	$—	$218,835,422
Asset Derivatives
Futures Contracts	$22,707	$—	$—	$22,707
Swap Agreements	—	4,893,580	—	4,893,580
Total	$22,707	$4,893,580	$—	$4,916,287
Liability Derivatives
Futures Contracts	$(219,109)	$—	$—	$(219,109)
Core Bond Fund
Asset Investments
Corporate Debt	$—	$317,075,700	$—	$317,075,700
Non-U.S. Government Agency Obligations	—	173,732,885	—	173,732,885
Sovereign Debt Obligations	—	1,376,172	—	1,376,172
U.S. Government Agency Obligations and Instrumentalities	—	246,485,354	—	246,485,354
U.S. Treasury Obligations	—	45,862,209	—	45,862,209
Short-Term Investments	11,512,578	12,566,773	—	24,079,351
Total Investments	$11,512,578	$797,099,093	$—	$808,611,671
Asset Derivatives
Futures Contracts	$649,229	$—	$—	$649,229

116

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Diversified Bond Fund
Asset Investments
Corporate Debt	$—	$34,112,336	$—	$34,112,336
Non-U.S. Government Agency Obligations	—	18,203,947	—	18,203,947
Sovereign Debt Obligations	—	134,676	—	134,676
U.S. Government Agency Obligations and Instrumentalities	—	16,935,768	—	16,935,768
U.S. Treasury Obligations	—	50,981,393	—	50,981,393
Purchased Options	—	2,224	—	2,224
Warrants	—	—	3,617	3,617
Short-Term Investments	2,834,255	4,406,190	—	7,240,445
Total Investments	$2,834,255	$124,776,534	$3,617	$127,614,406
Asset Derivatives
Forward Contracts	$—	$85,273	$—	$85,273
Futures Contracts	90,391	—	—	90,391
Total	$90,391	$85,273	$—	$175,664
Liability Derivatives
Forward Contracts	$—	$(29,323)	$—	$(29,323)
Futures Contracts	(893)	—	—	(893)
Written Options	—	(1,501)	—	(1,501)
Total	$(893)	$(30,824)	$—	$(31,717)
High Yield Fund
Asset Investments
Preferred Stock	$165,922	$—	$—	$165,922
Bank Loans	—	36,539,454	—	36,539,454
Corporate Debt	—	320,786,054	—	320,786,054
Short-Term Investments	36,999,930	12,484,272	—	49,484,202
Total Investments	$37,165,852	$369,809,780	$—	$406,975,632
Balanced Fund
Asset Investments
Common Stock	$58,460,446	$—	$—	$58,460,446
Corporate Debt	—	10,514,682	—	10,514,682
Non-U.S. Government Agency Obligations	—	3,477,529	—	3,477,529
U.S. Government Agency Obligations and Instrumentalities	—	10,373,972	—	10,373,972
U.S. Treasury Obligations	—	9,430,945	—	9,430,945
Short-Term Investments	—	1,656,788	—	1,656,788
Total Investments	$58,460,446	$35,453,916	$—	$93,914,362
Asset Derivatives
Futures Contracts	$10,359	$—	$—	$10,359
Liability Derivatives
Futures Contracts	$(12,535)	$—	$—	$(12,535)

117

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Small Cap Opportunities Fund
Asset Investments
Common Stock	$404,115,524	$—	$—	$404,115,524
Short-Term Investments	2,251,828	1,771,737	—	4,023,565
Total Investments	$406,367,352	$1,771,737	$—	$408,139,089
Global Fund
Asset Investments
Common Stock*
Canada	$1,858,884	$—	$—	$1,858,884
China	4,637,390	1,242,784	—	5,880,174
Denmark	—	1,798,378	—	1,798,378
France	—	10,733,461	—	10,733,461
Germany	—	8,073,811	—	8,073,811
India	2,872,449	6,744,215	—	9,616,664
Israel	1,459,065	—	—	1,459,065
Italy	—	2,553,642	—	2,553,642
Japan	—	5,656,515	—	5,656,515
Netherlands	—	3,041,108	—	3,041,108
Spain	—	2,404,978	—	2,404,978
Sweden	—	6,175,497	—	6,175,497
Switzerland	—	1,621,162	—	1,621,162
Taiwan	—	864,212	—	864,212
United States	89,229,764	—	—	89,229,764
Short-Term Investments	73,372	195,904	—	269,276
Total Investments	$100,130,924	$51,105,667	$—	$151,236,591
International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$474,081	$—	$474,081
Belgium	—	307,581	—	307,581
Canada	3,091,441	—	—	3,091,441
China	—	163,278	—	163,278
Denmark	—	55,450	—	55,450
Finland	—	1,116,025	—	1,116,025
France	—	4,954,764	—	4,954,764
Germany	—	4,095,535	—	4,095,535
Hong Kong	—	1,676,972	—	1,676,972
Ireland	120,663	177,212	—	297,875
Israel	202,849	—	—	202,849
Italy	—	77,237	—	77,237
Japan	—	9,316,761	—	9,316,761
Luxembourg	—	182,113	—	182,113
Netherlands	—	2,513,515	—	2,513,515
Norway	—	275,268	—	275,268
Republic of Korea	—	162,367	—	162,367
Singapore	—	185,668	—	185,668
Spain	—	1,941,049	—	1,941,049
Sweden	—	1,415,432	—	1,415,432
Switzerland	—	2,731,203	—	2,731,203

118

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
United Kingdom	$—	$8,898,466	$—	$8,898,466
United States	1,775,956	7,571,577	—	9,347,533
Preferred Stock*
Germany	—	37,285	—	37,285
Short-Term Investments	—	3,347,968	—	3,347,968
Total Investments	$5,190,909	$51,676,807	$—	$56,867,716

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis and receivables due from broker, as well as any applicable liabilities for investments purchased on a delayed delivery basis. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of March 31, 2025.
The Funds had no Level 3 transfers during the period ended March 31, 2025.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At March 31, 2025, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$346,619	$346,619
Liability Derivatives
Futures Contracts^^	$—	$(316,003)	$(316,003)
Realized Gain (Loss)#
Futures Contracts	$—	$68,472	$68,472
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(140,577)	$(140,577)

119

Notes to Financial Statements (Unaudited) (Continued)

	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$—	$22,707	$22,707
Swap Agreements*	—	4,579,700	4,579,700
Swap Agreements^^,^^^	—	313,880	313,880
Total Value	$—	$4,916,287	$4,916,287
Liability Derivatives
Futures Contracts^^	$—	$(219,109)	$(219,109)
Realized Gain (Loss)#
Futures Contracts	$—	$777,724	$777,724
Swap Agreements	—	379,062	379,062
Total Realized Gain (Loss)	$—	$1,156,786	$1,156,786
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(99,480)	$(99,480)
Swap Agreements	—	(2,805,856)	(2,805,856)
Total Change in Appreciation (Depreciation)	$—	$(2,905,336)	$(2,905,336)
Core Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$649,229	$649,229
Realized Gain (Loss)#
Futures Contracts	$—	$(3,944,052)	$(3,944,052)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$978,363	$978,363
Diversified Bond Fund
Asset Derivatives
Purchased Options*	$2,224	$—	$2,224
Forward Contracts*	85,273	—	85,273
Futures Contracts^^	—	90,391	90,391
Total Value	$87,497	$90,391	$177,888
Liability Derivatives
Forward Contracts^	$(29,323)	$—	$(29,323)
Futures Contracts^^	—	(893)	(893)
Written Options^	(1,501)	—	(1,501)
Total Value	$(30,824)	$(893)	$(31,717)
Realized Gain (Loss)#
Purchased Options	$(26,249)	$—	$(26,249)
Forward Contracts	(11,975)	—	(11,975)
Futures Contracts	—	(1,114,140)	(1,114,140)
Written Options	(6,125)	—	(6,125)
Total Realized Gain (Loss)	$(44,349)	$(1,114,140)	$(1,158,489)

120

Notes to Financial Statements (Unaudited) (Continued)

	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Diversified Bond Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$178	$—	$178
Forward Contracts	35,472	—	35,472
Futures Contracts	—	157,187	157,187
Written Options	4,617	—	4,617
Total Change in Appreciation (Depreciation)	$40,267	$157,187	$197,454
Balanced Fund
Asset Derivatives
Futures Contracts^^	$—	$10,359	$10,359
Liability Derivatives
Futures Contracts^^	$—	$(12,535)	$(12,535)
Realized Gain (Loss)#
Futures Contracts	$—	$25,810	$25,810
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(3,780)	$(3,780)

*	Statements of Assets and Liabilities location: Investments, at value, open forward contracts, or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Open forward contracts or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swap agreements which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

121

Notes to Financial Statements (Unaudited) (Continued)
For the period ended March 31, 2025, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Futures Contracts:
Average number of contracts - long	386	50	758	124	11
Average number of contracts - short	275	306		8	12
Forward Contracts:
Average notional amounts purchased - in USD				$2,327,398
Average notional amounts sold - in USD				$1,335,223
Swap Agreements:
Interest Rate Swaps:
Average notional amounts		$16,050,000
Total Return Swaps:
Average notional amounts		$167,849,675
Options:
Average shares/units outstanding of Purchased Options				971,167
Average shares/units outstanding of Written Options				375,000

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of March 31, 2025. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of March 31, 2025.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Inflation-Protected and Income Fund
BNP Paribas SA	$3,493,006	$—	$(1,520,000)	$1,973,006
Goldman Sachs International	1,086,694	—	—	1,086,694
	$ 4,579,700	$—	$ (1,520,000)	$ 3,059,700
Diversified Bond Fund
Bank of America N.A.	$19,236	$(2,642)	$—	$16,594
Citibank N.A.	511	(511)	—	—
Goldman Sachs International	49,493	(14,539)	—	34,954
JP Morgan Chase Bank N.A.	13,724	—	—	13,724
Morgan Stanley & Co. LLC	4,533	(3,280)	—	1,253
	$87,497	$ (20,972)	$—	$66,525

122

Notes to Financial Statements (Unaudited) (Continued)
The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of March 31, 2025.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Diversified Bond Fund
Bank of America N.A.	$ (2,642)	$ 2,642	$ —	$ —
BNP Paribas SA	(2,597)	—	—	(2,597)
Citibank N.A.	(3,563)	511	—	(3,052)
Goldman Sachs International	(14,539)	14,539	—	—
HSBC Bank PLC	(4,203)	—	—	(4,203)
Morgan Stanley & Co. LLC	(3,280)	3,280	—	—
	$(30,824)	$ 20,972	$—	$(9,852)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2025, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of

123

Notes to Financial Statements (Unaudited) (Continued)
currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate

124

Notes to Financial Statements (Unaudited) (Continued)
floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.

125

Notes to Financial Statements (Unaudited) (Continued)
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary

126

Notes to Financial Statements (Unaudited) (Continued)
market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will

127

Notes to Financial Statements (Unaudited) (Continued)
be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
March 31, 2025, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until

128

Notes to Financial Statements (Unaudited) (Continued)
they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of March 31, 2025.

129

Notes to Financial Statements (Unaudited) (Continued)
Securities Lending
Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended March 31, 2025, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

130

Notes to Financial Statements (Unaudited) (Continued)
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
Each of the Short-Duration Bond Fund and Global Fund invests a significant amount of its assets in foreign securities and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

131

Notes to Financial Statements (Unaudited) (Continued)
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
U.S. Government Money Market Fund	0.35% on the first $1 billion; and 0.33% on any excess over $1 billion
Short-Duration Bond Fund	0.35% on the first $500 million; and 0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and 0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion; 0.33% on the next $500 million; and 0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and 0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and 0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $300 million; and 0.43% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and 0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and 0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million
International Equity Fund	0.83% on the first $500 million; 0.78% on the next $500 million; and 0.73% on any excess over $1 billion

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

U.S. Government Money Market Fund	0.05%
Short-Duration Bond Fund*	0.08%
Inflation-Protected and Income Fund*	0.08%
Core Bond Fund*	0.10%
Diversified Bond Fund*	0.10%
High Yield Fund*	0.20%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the

132

Notes to Financial Statements (Unaudited) (Continued)
aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Balanced Fund*	Invesco Advisers, Inc.
Disciplined Growth Fund	Wellington Management Company LLP
Small Cap Opportunities Fund	Invesco Advisers, Inc.
Global Fund	Invesco Advisers, Inc.
International Equity Fund	Thompson, Siegel & Walmsley LLC; and
Wellington Management Company LLP

*	Invesco Capital Management LLC serves as a sub-subadviser of the Fund.
The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	0.05%	0.05%
Inflation-Protected and Income Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A
Core Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A
Diversified Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A
High Yield Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.05%	N/A	None
Balanced Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A
Disciplined Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A
Small Cap Opportunities Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A
Global Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A
International Equity Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%	0.20%	0.10%	N/A	N/A

*	Class Y is not currently available for purchase.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each applicable Fund and Class L shares of the Short-Duration Bond Fund pay an annual fee of 0.25% of the average daily net assets of the class; Class R3 shares of each applicable Fund and Class C shares of the Short-Duration Bond Fund pay an annual fee of 0.50% of the average daily net assets of the class; and Class C shares of the High Yield Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

133

Notes to Financial Statements (Unaudited) (Continued)
Sales Charges
Unless waived, purchases of Class A and Class L shares are subject to a front-end sales charge of up to 5.50% and 2.50%, respectively, of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the period ended March 31, 2025.

Front-End Sales Charges Retained by Distributor
Core Bond Fund	$199
Balanced Fund	303

Unless waived, redemptions of Class A and Class L shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% (or 0.50% for holders of Class L shares of the Short-Duration Bond Fund prior to February 1, 2024) of the amount redeemed, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended March 31, 2025, no amounts have been retained by the Distributor.
With respect to Class A, Class L, and Class C shares, the Distributor may pay an up-front concession or commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
Short-Duration Bond Fund	0.46%	0.56%	0.66%	0.76%	0.91%	0.96%	1.16%	0.51%	0.76%	1.01%
Inflation-Protected and Income Fund	0.49%	0.59%	0.69%	0.79%	0.94%	0.99%	1.19%	0.59%	N/A	N/A
Diversified Bond Fund	0.59%	0.69%	0.79%	0.89%	1.04%	1.09%	1.29%	0.69%	N/A	N/A
High Yield Fund	0.54%	0.64%	0.74%	0.84%	0.99%	1.04%	1.24%	0.59%	N/A	1.54%
Small Cap Opportunities Fund	0.65%	0.75%	0.85%	0.95%	1.10%	1.15%	1.35%	0.75%	N/A	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective February 1, 2025, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Core Bond Fund	0.34%	0.44%	0.54%	0.64%	0.79%	0.84%	1.04%	0.44%
International Equity Fund	1.08%	1.18%	1.28%	1.38%	1.53%	1.58%	1.78%	1.18%

134

Notes to Financial Statements (Unaudited) (Continued)
Prior to February 1, 2025, MML Advisers had agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
U.S. Government Money Market Fund	N/A	0.54%	N/A	N/A	N/A	N/A	N/A	N/A
Core Bond Fund	0.42%	0.52%	0.62%	0.72%	0.87%	0.92%	1.12%	0.52%

Prior to February 1, 2025, MML Advisers had agreed to waive 0.05% of the investment advisory fee of the International Equity Fund.
For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MML Advisers may amend or discontinue this waiver at any time without advance notice.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Affiliated Brokerage Commissions
The Fund(s) listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Fund’s investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Balanced Fund	$422
Small Cap Opportunities Fund	6,666
Global Fund	3,417

Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended March 31, 2025, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Small Cap Opportunities Fund	$4,728
Global Fund	224
International Equity Fund	77

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.

135

Notes to Financial Statements (Unaudited) (Continued)
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at March 31, 2025:

Total % Ownership by Related Party
U.S. Government Money Market Fund	89.8%
Short-Duration Bond Fund	82.7%
Inflation-Protected and Income Fund	77.7%
Core Bond Fund	93.4%
Diversified Bond Fund	94.0%
High Yield Fund	83.3%
Balanced Fund	96.3%
Disciplined Growth Fund	98.0%
Small Cap Opportunities Fund	67.0%
Global Fund	94.6%
International Equity Fund	89.1%

4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$—	$25,615,464	$1,135	$38,757,560
Inflation-Protected and Income Fund	7,763,638	21,373,414	15,472,502	62,225,546
Core Bond Fund	911,813,045	158,634,317	1,029,372,211	264,689,693
Diversified Bond Fund	194,607,614	42,899,407	162,611,628	80,747,546
High Yield Fund	—	196,986,974	—	199,025,185
Balanced Fund	51,438,020	9,351,440	53,996,786	20,127,913
Disciplined Growth Fund	—	61,655,995	—	75,874,567
Small Cap Opportunities Fund	—	94,972,905	—	91,755,145
Global Fund	—	15,812,660	—	43,104,757
International Equity Fund	—	18,262,072	—	70,305,482

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

136

Notes to Financial Statements (Unaudited) (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
U.S. Government Money Market Fund Class R5
Sold	243,320,229	$243,320,229	411,992,289	$411,992,289
Issued as reinvestment of dividends	4,284,827	4,284,827	8,736,771	8,736,771
Redeemed	(121,796,361)	(121,796,361)	(419,274,157)	(419,274,157)
Net increase (decrease)	125,808,695	$125,808,695	1,454,903	$1,454,903
Short-Duration Bond Fund Class I
Sold	669,038	$6,171,364	3,016,755	$26,683,491
Issued as reinvestment of dividends	116,374	1,072,797	242,562	2,172,180
Redeemed	(873,145)	(8,040,936)	(6,401,185)	(56,352,907)
Net increase (decrease)	(87,733)	$(796,775)	(3,141,868)	$(27,497,236)
Short-Duration Bond Fund Class R5
Sold	350,257	$3,245,132	905,867	$8,071,960
Issued as reinvestment of dividends	26,509	245,705	48,933	440,957
Redeemed	(181,766)	(1,682,983)	(1,014,464)	(9,065,373)
Net increase (decrease)	195,000	$1,807,854	(59,664)	$(552,456)
Short-Duration Bond Fund Service Class
Sold	70,349	$645,810	312,804	$2,795,758
Issued as reinvestment of dividends	4,150	38,182	8,399	75,025
Redeemed	(86,967)	(799,848)	(488,848)	(4,317,878)
Net increase (decrease)	(12,468)	$(115,856)	(167,645)	$(1,447,095)
Short-Duration Bond Fund Administrative Class
Sold	538,045	$4,925,030	487,964	$4,338,017
Issued as reinvestment of dividends	26,949	247,121	45,866	409,315
Redeemed	(544,131)	(4,992,106)	(573,907)	(5,080,126)
Net increase (decrease)	20,863	$180,045	(40,077)	$(332,794)
Short-Duration Bond Fund Class R4
Sold	10,205	$94,300	645,681	$5,766,090
Issued as reinvestment of dividends	14,192	131,025	25,591	231,051
Redeemed	(746,759)	(6,916,065)	(136,436)	(1,225,950)
Net increase (decrease)	(722,362)	$(6,690,740)	534,836	$4,771,191
Short-Duration Bond Fund Class A
Sold	149,299	$1,361,245	58,384	$515,638
Issued as reinvestment of dividends	10,530	96,155	23,027	204,528
Redeemed	(191,246)	(1,747,494)	(134,983)	(1,203,415)
Net increase (decrease)	(31,417)	$(290,094)	(53,572)	$(483,249)
Short-Duration Bond Fund Class R3
Sold	13,650	$125,043	83,992	$741,189
Issued as reinvestment of dividends	9,642	88,297	21,012	187,093
Redeemed	(80,333)	(734,849)	(298,426)	(2,636,751)
Net increase (decrease)	(57,041)	$(521,509)	(193,422)	$(1,708,469)

137

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class Y
Sold	889,572	$8,194,306	625,753	$5,735,540
Issued as reinvestment of dividends	76,716	708,014	138,072	1,236,726
Redeemed	(849,697)	(7,837,123)	(2,223,897)	(19,684,317)
Net increase (decrease)	116,591	$1,065,197	(1,460,072)	$(12,712,051)
Short-Duration Bond Fund Class L
Sold	6,159	$56,582	16,150	$143,922
Issued as reinvestment of dividends	40,338	370,595	160,915	1,435,031
Redeemed	(387,920)	(3,560,930)	(3,138,756)	(28,340,803)
Net increase (decrease)	(341,423)	$(3,133,753)	(2,961,691)	$(26,761,850)
Short-Duration Bond Fund Class C
Sold	1,992	$18,377	3	$23
Issued as reinvestment of dividends	1,356	12,563	2,901	26,137
Redeemed	(13,115)	(121,213)	(20,248)	(178,633)
Net increase (decrease)	(9,767)	$(90,273)	(17,344)	$(152,473)
Inflation-Protected and Income Fund Class I
Sold	2,207,027	$20,593,120	6,061,074	$56,231,895
Issued as reinvestment of dividends	301,589	2,821,862	1,137,864	10,448,491
Redeemed	(4,576,957)	(42,454,838)	(8,627,219)	(79,691,033)
Net increase (decrease)	(2,068,341)	$(19,039,856)	(1,428,281)	$(13,010,647)
Inflation-Protected and Income Fund Class R5
Sold	616,591	$5,756,804	3,958,324	$37,132,094
Issued as reinvestment of dividends	91,897	860,402	331,376	3,043,431
Redeemed	(742,446)	(6,913,363)	(4,690,429)	(43,921,362)
Net increase (decrease)	(33,958)	$(296,157)	(400,729)	$(3,745,837)
Inflation-Protected and Income Fund Service Class
Sold	187,873	$1,740,582	497,148	$4,596,015
Issued as reinvestment of dividends	28,902	269,898	114,085	1,045,119
Redeemed	(454,647)	(4,221,762)	(1,284,438)	(11,912,505)
Net increase (decrease)	(237,872)	$(2,211,282)	(673,205)	$(6,271,371)
Inflation-Protected and Income Fund Administrative Class
Sold	103,245	$980,532	196,185	$1,849,397
Issued as reinvestment of dividends	8,369	79,300	40,376	374,784
Redeemed	(114,826)	(1,081,925)	(468,531)	(4,395,411)
Net increase (decrease)	(3,212)	$(22,093)	(231,970)	$(2,171,230)
Inflation-Protected and Income Fund Class R4
Sold	23,217	$212,159	61,715	$557,025
Issued as reinvestment of dividends	3,693	33,717	16,083	144,067
Redeemed	(49,614)	(452,457)	(250,178)	(2,253,045)
Net increase (decrease)	(22,704)	$(206,581)	(172,380)	$(1,551,953)
Inflation-Protected and Income Fund Class A
Sold	237,137	$2,180,067	157,571	$1,432,055
Issued as reinvestment of dividends	14,168	130,722	47,671	431,613
Redeemed	(244,203)	(2,255,140)	(196,586)	(1,789,720)
Net increase (decrease)	7,102	$55,649	8,656	$73,948

138

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Class R3
Sold	61,698	$561,693	62,047	$565,618
Issued as reinvestment of dividends	4,171	38,178	12,469	112,043
Redeemed	(47,355)	(431,368)	(69,979)	(631,545)
Net increase (decrease)	18,514	$168,503	4,537	$46,116
Inflation-Protected and Income Fund Class Y
Sold	429	$4,023	22	$225
Issued as reinvestment of dividends	7	68	1	6
Redeemed	(2)	(21)	—	(1)
Net increase (decrease)	434	$4,070	23	$230
Core Bond Fund Class I
Sold	7,651,140	$69,436,501	11,197,330	$100,695,015
Issued - merger	—	—	29,082,100	271,626,832
Issued as reinvestment of dividends	1,668,376	15,137,155	4,515,844	40,123,179
Redeemed	(30,159,267)	(270,801,774)	(18,986,341)	(169,906,840)
Net increase (decrease)	(20,839,751)	$(186,228,118)	25,808,933	$242,538,186
Core Bond Fund Class R5
Sold	2,008,495	$18,313,839	2,509,493	$22,652,414
Issued - merger	—	—	5,279,738	49,523,959
Issued as reinvestment of dividends	345,453	3,149,633	852,099	7,605,420
Redeemed	(3,163,639)	(28,796,467)	(3,525,083)	(31,781,724)
Net increase (decrease)	(809,691)	$(7,332,995)	5,116,247	$48,000,069
Core Bond Fund Service Class
Sold	466,074	$4,224,789	521,904	$4,660,344
Issued - merger	—	—	1,093,012	10,197,808
Issued as reinvestment of dividends	82,931	751,895	213,016	1,891,061
Redeemed	(895,657)	(8,130,708)	(1,306,359)	(11,779,099)
Net increase (decrease)	(346,652)	$(3,154,024)	521,573	$4,970,114
Core Bond Fund Administrative Class
Sold	304,405	$2,727,928	551,739	$4,896,725
Issued - merger	—	—	1,253,763	11,572,229
Issued as reinvestment of dividends	81,367	730,047	282,169	2,478,143
Redeemed	(1,158,278)	(10,319,423)	(1,550,654)	(14,022,054)
Net increase (decrease)	(772,506)	$(6,861,448)	537,017	$4,925,043
Core Bond Fund Class R4
Sold	102,001	$910,851	204,895	$1,858,947
Issued - merger	—	—	1,868,036	17,073,857
Issued as reinvestment of dividends	31,113	276,380	13,763	120,279
Redeemed	(1,006,969)	(8,963,505)	(69,284)	(621,526)
Net increase (decrease)	(873,855)	$(7,776,274)	2,017,410	$18,431,557
Core Bond Fund Class A
Sold	300,353	$2,682,611	427,311	$3,749,664
Issued - merger	—	—	973,102	8,942,805
Issued as reinvestment of dividends	65,353	583,702	172,314	1,506,832
Redeemed	(528,995)	(4,722,102)	(792,140)	(7,018,341)
Net increase (decrease)	(163,289)	$(1,455,789)	780,587	$7,180,960

139

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Core Bond Fund Class R3
Sold	111,802	$1,041,721	4,915	$46,530
Issued - merger	—	—	417,196	3,988,392
Issued as reinvestment of dividends	9,584	89,069	1,628	14,892
Redeemed	(102,248)	(954,462)	(9,411)	(86,937)
Net increase (decrease)	19,138	$176,328	414,328	$3,962,877
Core Bond Fund Class Y
Sold	187,130	$1,704,721	417,680	$3,852,769
Issued - merger	—	—	10,457	98,085
Issued as reinvestment of dividends	11,560	105,411	2,347	21,783
Redeemed	(13,379)	(120,935)	(414)	(3,865)
Net increase (decrease)	185,311	$1,689,197	430,070	$3,968,772
Diversified Bond Fund Class I
Sold	352,817	$3,137,422	901,578	$7,934,698
Issued as reinvestment of dividends	122,192	1,089,437	472,450	4,094,531
Redeemed	(1,097,198)	(9,784,833)	(4,401,263)	(37,851,962)
Net increase (decrease)	(622,189)	$(5,557,974)	(3,027,235)	$(25,822,733)
Diversified Bond Fund Class R5
Sold	884,146	$7,103,753	1,930,223	$15,294,336
Issued as reinvestment of dividends	177,303	1,426,750	732,482	5,721,867
Redeemed	(7,396,732)	(59,826,274)	(2,317,156)	(18,074,656)
Net increase (decrease)	(6,335,283)	$(51,295,771)	345,549	$2,941,547
Diversified Bond Fund Service Class
Sold	62,764	$515,187	254,037	$2,032,923
Issued as reinvestment of dividends	9,795	80,338	42,877	341,259
Redeemed	(44,010)	(359,705)	(342,722)	(2,753,642)
Net increase (decrease)	28,549	$235,820	(45,808)	$(379,460)
Diversified Bond Fund Administrative Class
Sold	31,673	$259,016	141,702	$1,146,244
Issued as reinvestment of dividends	9,003	73,732	38,881	309,178
Redeemed	(137,020)	(1,110,263)	(314,437)	(2,518,618)
Net increase (decrease)	(96,344)	$(777,515)	(133,854)	$(1,063,196)
Diversified Bond Fund Class R4
Sold	20,475	$164,918	39,890	$316,019
Issued as reinvestment of dividends	4,766	38,439	37,403	291,894
Redeemed	(111,047)	(880,291)	(362,849)	(2,867,627)
Net increase (decrease)	(85,806)	$(676,934)	(285,556)	$(2,259,714)
Diversified Bond Fund Class A
Sold	35,567	$292,480	73,978	$599,038
Issued as reinvestment of dividends	8,064	66,417	42,864	342,205
Redeemed	(85,584)	(706,223)	(237,832)	(1,923,903)
Net increase (decrease)	(41,953)	$(347,326)	(120,990)	$(982,660)

140

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Diversified Bond Fund Class R3
Sold	5,577	$45,549	41,577	$333,478
Issued as reinvestment of dividends	2,189	17,885	10,712	84,938
Redeemed	(27,407)	(223,663)	(62,025)	(495,223)
Net increase (decrease)	(19,641)	$(160,229)	(9,736)	$(76,807)
Diversified Bond Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
High Yield Fund Class I
Sold	6,358,285	$51,452,258	9,973,913	$78,139,793
Issued as reinvestment of dividends	1,038,245	8,382,940	2,276,415	17,886,776
Redeemed	(9,850,857)	(79,568,951)	(15,723,662)	(122,819,264)
Net increase (decrease)	(2,454,327)	$(19,733,753)	(3,473,334)	$(26,792,695)
High Yield Fund Class R5
Sold	727,661	$5,927,472	1,333,604	$10,518,463
Issued as reinvestment of dividends	166,557	1,354,244	321,905	2,549,781
Redeemed	(1,008,415)	(8,209,783)	(1,251,030)	(9,874,778)
Net increase (decrease)	(114,197)	$(928,067)	404,479	$3,193,466
High Yield Fund Service Class
Sold	225,334	$1,837,169	508,155	$3,998,865
Issued as reinvestment of dividends	79,368	645,964	178,730	1,414,174
Redeemed	(343,189)	(2,797,023)	(1,149,314)	(9,058,170)
Net increase (decrease)	(38,487)	$(313,890)	(462,429)	$(3,645,131)
High Yield Fund Administrative Class
Sold	190,176	$1,521,507	574,816	$4,416,385
Issued as reinvestment of dividends	50,887	406,587	116,929	909,388
Redeemed	(408,665)	(3,256,355)	(866,026)	(6,780,469)
Net increase (decrease)	(167,602)	$(1,328,261)	(174,281)	$(1,454,696)
High Yield Fund Class R4
Sold	432,434	$3,401,922	575,964	$4,395,830
Issued as reinvestment of dividends	65,535	514,489	144,406	1,102,843
Redeemed	(798,511)	(6,287,309)	(964,097)	(7,327,241)
Net increase (decrease)	(300,542)	$(2,370,898)	(243,727)	$(1,828,568)
High Yield Fund Class A
Sold	68,142	$544,122	117,247	$904,635
Issued as reinvestment of dividends	27,071	216,221	58,406	453,807
Redeemed	(112,242)	(899,092)	(296,232)	(2,296,493)
Net increase (decrease)	(17,029)	$(138,749)	(120,579)	$(938,051)
High Yield Fund Class R3
Sold	293,252	$2,381,402	1,009,872	$7,932,833
Issued as reinvestment of dividends	108,281	875,904	203,436	1,603,529
Redeemed	(544,908)	(4,412,356)	(908,993)	(7,110,596)
Net increase (decrease)	(143,375)	$(1,155,050)	304,315	$2,425,766

141

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
High Yield Fund Class Y
Sold	1,509,445	$12,223,318	693,625	$5,502,406
Issued as reinvestment of dividends	127,602	1,033,175	236,742	1,863,290
Redeemed	(447,360)	(3,627,168)	(1,699,346)	(13,246,411)
Net increase (decrease)	1,189,687	$9,629,325	(768,979)	$(5,880,715)
High Yield Fund Class C
Sold	—	$—	8,348	$67,594
Issued as reinvestment of dividends	112	913	155	1,238
Redeemed	(7,949)	(65,027)	—	—
Net increase (decrease)	(7,837)	$(64,114)	8,503	$68,832
Balanced Fund Class I
Sold	167,274	$2,064,120	671,188	$7,783,823
Issued as reinvestment of dividends	209,154	2,560,044	65,903	723,616
Redeemed	(586,968)	(7,319,041)	(1,203,803)	(14,018,547)
Net increase (decrease)	(210,540)	$(2,694,877)	(466,712)	$(5,511,108)
Balanced Fund Class R5
Sold	77,363	$954,871	191,480	$2,236,042
Issued as reinvestment of dividends	118,015	1,444,504	36,048	396,171
Redeemed	(406,661)	(5,112,917)	(792,915)	(8,908,778)
Net increase (decrease)	(211,283)	$(2,713,542)	(565,387)	$(6,276,565)
Balanced Fund Service Class
Sold	21,166	$285,079	49,878	$619,716
Issued as reinvestment of dividends	41,765	555,468	10,948	130,066
Redeemed	(49,274)	(662,403)	(86,691)	(1,079,737)
Net increase (decrease)	13,657	$178,144	(25,865)	$(329,955)
Balanced Fund Administrative Class
Sold	942	$11,716	13,779	$162,336
Issued as reinvestment of dividends	2,614	32,309	4,877	53,892
Redeemed	(35,193)	(449,089)	(253,133)	(2,914,646)
Net increase (decrease)	(31,637)	$(405,064)	(234,477)	$(2,698,418)
Balanced Fund Class R4
Sold	15,317	$180,262	60,579	$669,481
Issued as reinvestment of dividends	28,586	331,597	7,288	76,162
Redeemed	(286,924)	(3,288,933)	(134,493)	(1,516,563)
Net increase (decrease)	(243,021)	$(2,777,074)	(66,626)	$(770,920)
Balanced Fund Class A
Sold	41,511	$492,126	69,455	$777,010
Issued as reinvestment of dividends	63,829	753,185	14,784	157,001
Redeemed	(149,696)	(1,822,050)	(244,351)	(2,777,183)
Net increase (decrease)	(44,356)	$(576,739)	(160,112)	$(1,843,172)
Balanced Fund Class R3
Sold	57,915	$671,184	177,539	$2,010,099
Issued as reinvestment of dividends	64,714	745,510	10,868	112,924
Redeemed	(107,710)	(1,239,787)	(144,791)	(1,575,209)
Net increase (decrease)	14,919	$176,907	43,616	$547,814

142

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Balanced Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
Disciplined Growth Fund Class I
Sold	280,406	$3,317,418	580,233	$6,308,491
Issued as reinvestment of dividends	584,646	6,624,034	172,213	1,615,353
Redeemed	(466,644)	(5,581,614)	(1,232,454)	(13,470,238)
Net increase (decrease)	398,408	$4,359,838	(480,008)	$(5,546,394)
Disciplined Growth Fund Class R5
Sold	877,159	$10,140,315	1,594,697	$17,053,699
Issued as reinvestment of dividends	1,565,468	17,721,101	375,007	3,517,567
Redeemed	(1,017,011)	(11,435,947)	(1,790,030)	(19,203,826)
Net increase (decrease)	1,425,616	$16,425,469	179,674	$1,367,440
Disciplined Growth Fund Service Class
Sold	77,281	$907,451	46,351	$511,975
Issued as reinvestment of dividends	135,396	1,543,510	37,760	356,459
Redeemed	(33,292)	(385,166)	(796,882)	(7,925,257)
Net increase (decrease)	179,385	$2,065,795	(712,771)	$(7,056,823)
Disciplined Growth Fund Administrative Class
Sold	81,209	$949,450	225,287	$2,501,040
Issued as reinvestment of dividends	236,832	2,773,297	90,709	877,160
Redeemed	(792,585)	(9,811,910)	(768,113)	(8,638,535)
Net increase (decrease)	(474,544)	$(6,089,163)	(452,117)	$(5,260,335)
Disciplined Growth Fund Class R4
Sold	39,373	$408,821	90,460	$877,707
Issued as reinvestment of dividends	128,347	1,339,942	34,187	300,501
Redeemed	(73,763)	(770,600)	(237,807)	(2,116,714)
Net increase (decrease)	93,957	$978,163	(113,160)	$(938,506)
Disciplined Growth Fund Class A
Sold	22,870	$247,934	38,911	$385,988
Issued as reinvestment of dividends	128,138	1,363,385	44,996	402,264
Redeemed	(124,682)	(1,412,783)	(334,282)	(3,531,316)
Net increase (decrease)	26,326	$198,536	(250,375)	$(2,743,064)
Disciplined Growth Fund Class R3
Sold	23,215	$245,662	152,799	$1,421,413
Issued as reinvestment of dividends	100,257	1,026,627	25,313	219,465
Redeemed	(27,198)	(296,089)	(224,509)	(2,143,000)
Net increase (decrease)	96,274	$976,200	(46,397)	$(502,122)
Disciplined Growth Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

143

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Small Cap Opportunities Fund Class I
Sold	2,551,721	$48,334,712	4,887,364	$84,693,519
Issued as reinvestment of dividends	1,053,348	19,729,212	410,985	6,551,095
Redeemed	(1,233,407)	(22,599,082)	(1,868,901)	(32,055,080)
Net increase (decrease)	2,371,662	$45,464,842	3,429,448	$59,189,534
Small Cap Opportunities Fund Class R5
Sold	546,036	$10,207,221	1,012,140	$17,156,946
Issued as reinvestment of dividends	487,601	9,093,763	326,606	5,186,500
Redeemed	(846,475)	(15,778,920)	(2,277,989)	(38,832,987)
Net increase (decrease)	187,162	$3,522,064	(939,243)	$(16,489,541)
Small Cap Opportunities Fund Service Class
Sold	30,563	$570,811	267,411	$4,634,922
Issued as reinvestment of dividends	42,713	794,038	48,443	766,370
Redeemed	(499,572)	(9,879,017)	(440,624)	(7,540,525)
Net increase (decrease)	(426,296)	$(8,514,168)	(124,770)	$(2,139,233)
Small Cap Opportunities Fund Administrative Class
Sold	57,879	$1,049,137	137,876	$2,328,248
Issued as reinvestment of dividends	90,170	1,657,323	66,093	1,035,678
Redeemed	(509,864)	(9,407,707)	(391,590)	(6,638,096)
Net increase (decrease)	(361,815)	$(6,701,247)	(187,621)	$(3,274,170)
Small Cap Opportunities Fund Class R4
Sold	170,062	$2,954,716	203,916	$3,280,928
Issued as reinvestment of dividends	68,478	1,199,731	48,085	720,788
Redeemed	(125,875)	(2,199,421)	(471,631)	(7,809,628)
Net increase (decrease)	112,665	$1,955,026	(219,630)	$(3,807,912)
Small Cap Opportunities Fund Class A
Sold	224,658	$4,060,826	737,481	$12,401,711
Issued as reinvestment of dividends	187,822	3,313,179	120,050	1,811,552
Redeemed	(542,569)	(9,748,384)	(915,027)	(15,055,058)
Net increase (decrease)	(130,089)	$(2,374,379)	(57,496)	$(841,795)
Small Cap Opportunities Fund Class R3
Sold	90,191	$1,552,354	167,303	$2,691,628
Issued as reinvestment of dividends	50,471	866,595	27,588	406,374
Redeemed	(77,902)	(1,322,616)	(163,135)	(2,619,517)
Net increase (decrease)	62,760	$1,096,333	31,756	$478,485
Small Cap Opportunities Fund Class Y
Sold	36,518	$688,901	54,818	$973,126
Issued as reinvestment of dividends	5,367	100,142	—	—
Redeemed	(12,842)	(237,583)	(318)	(5,842)
Net increase (decrease)	29,043	$551,460	54,500	$967,284
Global Fund Class I
Sold	416,398	$4,489,539	1,352,524	$15,021,235
Issued as reinvestment of dividends	685,968	6,969,440	1,223,585	11,440,516
Redeemed	(1,528,604)	(15,902,162)	(2,139,962)	(22,984,798)
Net increase (decrease)	(426,238)	$(4,443,183)	436,147	$3,476,953

144

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Global Fund Class R5
Sold	315,107	$3,262,760	593,914	$6,419,645
Issued as reinvestment of dividends	630,002	6,369,324	1,239,479	11,551,942
Redeemed	(803,522)	(8,500,164)	(1,401,315)	(15,052,191)
Net increase (decrease)	141,587	$1,131,920	432,078	$2,919,396
Global Fund Service Class
Sold	12,888	$128,633	35,727	$376,909
Issued as reinvestment of dividends	53,097	521,414	104,492	950,873
Redeemed	(35,862)	(375,698)	(119,464)	(1,236,223)
Net increase (decrease)	30,123	$274,349	20,755	$91,559
Global Fund Administrative Class
Sold	238,196	$2,428,654	606,577	$6,389,348
Issued as reinvestment of dividends	619,098	6,153,831	1,261,602	11,606,738
Redeemed	(845,887)	(8,529,123)	(2,300,552)	(24,601,703)
Net increase (decrease)	11,407	$53,362	(432,373)	$(6,605,617)
Global Fund Class R4
Sold	82,225	$799,968	154,938	$1,546,621
Issued as reinvestment of dividends	154,730	1,423,516	271,463	2,340,010
Redeemed	(210,382)	(1,949,250)	(359,457)	(3,543,128)
Net increase (decrease)	26,573	$274,234	66,944	$343,503
Global Fund Class A
Sold	39,873	$377,027	107,448	$1,082,392
Issued as reinvestment of dividends	178,894	1,692,339	313,958	2,775,390
Redeemed	(129,929)	(1,266,766)	(270,771)	(2,753,782)
Net increase (decrease)	88,838	$802,600	150,635	$1,104,000
Global Fund Class R3
Sold	62,455	$582,038	199,818	$1,984,919
Issued as reinvestment of dividends	140,024	1,291,023	218,703	1,893,964
Redeemed	(128,935)	(1,248,111)	(241,345)	(2,422,176)
Net increase (decrease)	73,544	$624,950	177,176	$1,456,707
International Equity Fund Class I
Sold	374,133	$3,095,261	1,094,378	$9,163,451
Issued as reinvestment of dividends	391,331	3,150,218	303,716	2,460,099
Redeemed	(6,373,380)	(50,477,079)	(2,458,718)	(20,772,858)
Net increase (decrease)	(5,607,916)	$(44,231,600)	(1,060,624)	$(9,149,308)
International Equity Fund Class R5
Sold	233,775	$1,943,607	353,938	$2,987,722
Issued as reinvestment of dividends	157,940	1,274,578	119,965	972,915
Redeemed	(696,343)	(5,763,793)	(1,132,861)	(9,392,898)
Net increase (decrease)	(304,628)	$(2,545,608)	(658,958)	$(5,432,261)
International Equity Fund Service Class
Sold	16,200	$136,104	29,878	$249,652
Issued as reinvestment of dividends	16,565	133,182	11,822	95,641
Redeemed	(7,673)	(65,382)	(164,818)	(1,336,165)
Net increase (decrease)	25,092	$203,904	(123,118)	$(990,872)

145

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
International Equity Fund Administrative Class
Sold	9,375	$77,441	29,945	$248,137
Issued as reinvestment of dividends	8,518	67,886	7,806	62,526
Redeemed	(64,303)	(532,286)	(92,703)	(785,789)
Net increase (decrease)	(46,410)	$(386,959)	(54,952)	$(475,126)
International Equity Fund Class R4
Sold	2,935	$22,179	7,861	$60,391
Issued as reinvestment of dividends	3,879	28,435	2,443	18,101
Redeemed	(8,347)	(65,326)	(10,435)	(79,927)
Net increase (decrease)	(1,533)	$(14,712)	(131)	$(1,435)
International Equity Fund Class A
Sold	24,291	$185,902	80,783	$640,012
Issued as reinvestment of dividends	58,560	436,270	41,377	311,566
Redeemed	(99,108)	(770,196)	(303,945)	(2,384,198)
Net increase (decrease)	(16,257)	$(148,024)	(181,785)	$(1,432,620)
International Equity Fund Class R3
Sold	32,380	$243,522	60,328	$462,649
Issued as reinvestment of dividends	14,761	106,572	9,765	71,282
Redeemed	(72,748)	(566,190)	(74,540)	(570,105)
Net increase (decrease)	(25,607)	$(216,096)	(4,447)	$(36,174)
International Equity Fund Class Y
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

6. Federal Income Tax Information
At March 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$299,358,040	$—	$—	$—
Short-Duration Bond Fund	153,792,330	920,529	(3,862,824)	(2,942,295)
Inflation-Protected and Income Fund	221,772,982	1,425,603	(4,363,163)	(2,937,560)
Core Bond Fund	836,834,867	6,475,455	(34,698,651)	(28,223,196)
Diversified Bond Fund	130,674,607	918,747	(3,978,948)	(3,060,201)
High Yield Fund	415,152,646	3,515,731	(11,692,745)	(8,177,014)
Balanced Fund	86,365,047	11,649,476	(4,100,161)	7,549,315
Disciplined Growth Fund	146,845,119	34,582,644	(4,914,811)	29,667,833
Small Cap Opportunities Fund	374,121,357	60,944,268	(26,926,536)	34,017,732
Global Fund	92,618,689	61,666,240	(3,048,338)	58,617,902
International Equity Fund	53,813,012	5,963,725	(2,909,021)	3,054,704

146

Notes to Financial Statements (Unaudited) (Continued)
Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2025, is the same for financial reporting and U.S. federal income tax purposes.
Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund*	$(55,697,023)	$(102,403,309)
Inflation-Protected and Income Fund	(28,817,986)	(7,733,519)
Core Bond Fund*	(36,854,242)	(135,302,352)
Diversified Bond Fund	(7,361,227)	(17,549,778)
High Yield Fund*	(6,808,196)	(63,916,532)

*	A portion of these amounts are subject to IRC 382-383 which is carried forward to future years to offset future realized gains subject to certain limitations.
The following Fund(s) elected to defer to the fiscal year beginning October 1, 2024, late year ordinary losses:

Amount
Short-Duration Bond Fund	$259,947
Core Bond Fund	1,018,362
Diversified Bond Fund	313,215
Global Fund	572,667

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
U.S. Government Money Market Fund	$8,744,012	$—	$ —
Short-Duration Bond Fund	6,593,150	—	—
Inflation-Protected and Income Fund	15,608,488	—	—
Core Bond Fund	53,785,698	—	—
Diversified Bond Fund	11,194,865	—	—
High Yield Fund	27,803,807	—	—
Balanced Fund	1,651,677	—	—
Disciplined Growth Fund	29,373	7,264,745	—
Small Cap Opportunities Fund	4,065,364	12,543,509	—
Global Fund	—	43,645,322	—
International Equity Fund	2,357,219	1,639,016	—

147

Notes to Financial Statements (Unaudited) (Continued)
The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2024:

Amount
International Equity Fund	$205,805

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
U.S. Government Money Market Fund	$—	$—	$(24,717)	$—	$(24,717)
Short-Duration Bond Fund	—	(158,360,279)	(39,586)	(5,603,707)	(164,003,572)
Inflation-Protected and Income Fund	93,008	(36,551,505)	(15,178)	4,148,828	(32,324,847)
Core Bond Fund	—	(173,174,956)	(106,112)	(34,428,725)	(207,709,793)
Diversified Bond Fund	—	(25,249,820)	(9,807)	(7,878,389)	(33,138,016)
High Yield Fund	239,486	(70,724,728)	(16,810)	3,808,808	(66,693,244)
Balanced Fund	1,304,978	4,113,486	(8,094)	13,021,307	18,431,677
Disciplined Growth Fund	6,854,144	21,950,178	(15,483)	49,876,919	78,665,758
Small Cap Opportunities Fund	1,843,812	34,133,492	(12,675)	80,959,255	116,923,884
Global Fund	—	21,126,903	(17,744)	91,406,072	112,515,231
International Equity Fund	1,961,391	3,237,441	(28,533)	12,180,811	17,351,110

The Funds did not have any unrecognized tax benefits at March 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
8. New Accounting Pronouncements
In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as

148

Notes to Financial Statements (Unaudited) (Continued)
a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
MML Advisers acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
9. Upcoming Fund Liquidations
The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the U.S. Government Money Market Fund, Balanced Fund, Disciplined Growth Fund, and International Equity Fund (each, a “Fund”) will be dissolved. Effective on or about September 5, 2025 for the U.S. Government Money Market Fund and September 12, 2025 for each of the other Funds (collectively, the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
10. Upcoming Fund Merger
The respective Board of Trustees of the Selling Fund and the Acquiring Fund, as applicable, has approved the reorganization of the Selling Fund listed in the table below (the “Selling Fund”) with and into the Acquiring Fund listed in the table below (the “Acquiring Fund”). Subject to the satisfaction of certain conditions, the reorganization is expected to occur in September 2025. No shareholder approval is required to effect the reorganization of the Selling Fund into the Acquiring Fund. No assurance can be given that the reorganization will occur.

Selling Fund	Acquiring Fund
MassMutual Total Return Bond Fund (a series of MassMutual Select Funds)	Core Bond Fund (a series of MassMutual Premier Funds)

Under the terms of the proposed Agreement and Plan of Reorganization, the Selling Fund’s assets and liabilities would be transferred to the Acquiring Fund in return for shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate value of the assets that it receives from the Selling Fund, less the liabilities it assumes from the Selling Fund. The Acquiring Fund shares would be distributed pro rata to shareholders of the Selling Fund, in liquidation of the Selling Fund. Current shareholders of the Selling Fund would thus become shareholders of the Acquiring Fund and would receive shares of the Acquiring Fund with a value equal to their shares of the Selling Fund at the time of the reorganization. Assuming certain conditions are satisfied, the reorganization is expected to be a tax-free event for U.S. federal income tax purposes. More information about the Acquiring Fund and the definitive terms of the reorganization will be included in the combined information statement/prospectus relating to the reorganization.

149

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

150

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

151

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

152

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in March 2025, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) for the Global Fund (the “Fund” and the “Amended Subadvisory Agreement”) intended to lower the fees payable under the agreement. In arriving at their decision, the Trustees discussed the fees payable to Invesco Advisers by MML Advisers under the Amended Subadvisory Agreement and the effect of such fees on the profitability to MML Advisers from its relationship with the Fund. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability is not excessive and the subadvisory fee amount under the Amended Subadvisory Agreement is fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.
Prior to the vote being taken to approve the Amended Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
The Amended Subadvisory Agreement became effective on April 25, 2025.

153

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2025 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) - Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/19/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	5/19/2025

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	5/19/2025